File No. 2-34100
Fidelity Systematic Investment Plans

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
POST-EFFECTIVE AMENDMENT NO. 74
TO
FORM S-6

For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

A. Exact Name of Trust
FIDELITY SYSTEMATIC INVESTMENT PLANS: Destiny Plans I: O and Destiny Plans II: O Destiny Plans I: N and Destiny Plans II: N

B. Name of Depositor:
FIDELITY DISTRIBUTORS CORPORATION

C. Complete Address of Depositor's Principal Executive Offices:
82 Devonshire Street Boston, Massachusetts 02109

D. Name and Complete Address of Agent for Services:
Eric D. Roiter Fidelity Distributors Corporation 82 Devonshire Street Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):
( )	immediately upon filing pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
(X)	On (November 29, 2005) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(i) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(i) at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(ii) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(ii) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT FILE NO. 2-34100

This registration statement comprises the following papers and documents:

The Facing Sheet

The Prospectuses

The Undertaking to file reports

The Signatures

Written Consents of the following persons:

PricewaterhouseCoopers LLP

Deloite & Touche LLP

The Exhibits

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS I: O PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	The Sponsor; Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Redemption of Your Plan Shares; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Fund
12(a)	Investment Objective of the Fund
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Fund; The Custodian; The Sponsor
17	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Fund; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS I: N

PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	The Sponsor; Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Redemption of Your Plan Shares; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Fund
12(a)	Investment Objective of the Fund
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Fund; The Custodian; The Sponsor
17	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Fund; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS II: O PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	The Sponor; Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Redemption of Your Plan; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Redemption of Your Plan Shares; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Fund
12(a)	Investment Objective of the Fund
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Fund; The Custodian; The Sponsor
17	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Fund; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS II: N

PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	The Sponso; Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Redemption of Your Plan Shares; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Fund
12(a)	Investment Objective of the Fund
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Fund; The Custodian; The Sponsor
17	Partial Redemption of Your Plan Shares; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Redemption of Your Plan Shares; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Fund; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

Fidelity (registered trademark)

Systematic

Investment Plans:

Destiny (regstered trademark) Plans I: N

Prospectus

November 29, 2005

(Destiny logo)

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I: N

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans I: N (formerly known as Destiny Plans I: New) (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Fidelity Advisor Destiny I Fund: Class A ("Class A") (formerly known as Class N) shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: N purchases Class A shares of Fidelity Destiny Portfolios: Destiny I (the "Fund").

The Plan deducts Creation and Sales Charges equal to as much as 50% of each of your first twelve monthly investments. On 10 year Plans, the Creation and Sales Charges range from 5.00% on $6,000 Plans ($50 a month) to 1.50% on $1,200,000 Plans ($10,000 a month) of the total amount invested. On 15 year Plans, the Creation and Sales Charges range from 3.33% on $9,000 Plans ($50 a month) to 1.00% on $1,800,000 Plans ($10,000 a month) of the total amount invested.

 The Creation and Sales Charges are deducted from your Plan investments, and the balance is invested in Class A shares of the Fund. Class A shares of the Fund are subject to certain annual expenses, including management fees and 12b-1 fees. The Creation and Sales Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section beginning on page <Click Here>.

 YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because the full amount of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class A shares and the full amount of the Creation and Sales Charges you have paid within 45 days after the date of the mailing of a written notice from the custodian. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described in the "Your Cancellation and Refund Rights" section on page <Click Here>. You do not have to purchase a Plan to make monthly investments in mutual funds, including the Fund. Other mutual funds managed by the Fund's investment adviser have investment objectives similar in many respects to those of the Fund. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plan.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the Prospectus of the Plans, the Prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios.

 On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Planholders. The Act is anticipated to go before the U.S. Senate by the end of the calendar year of 2005.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

[This Page Intentionally Left Blank]

Page
Fidelity Systematic Investment Plans		<Click Here>
Table of Contents		<Click Here>
How the Fidelity Destiny Plans Can Help You Meet Your Objectives		<Click Here>
Investment Objective of the Fund		<Click Here>
How to Start a Destiny Plan		<Click Here>
	Tax-Advantaged Retirement Plans	<Click Here>
Fees and Expenses		<Click Here>
1.	Creation and Sales Charges	<Click Here>
2.	Account Fees	<Click Here>
Keeping Your Plan Current		<Click Here>
Dollar-Cost Averaging and Diversification		<Click Here>
Plan Features		<Click Here>
1.	Automatic Investment Program and Government Allotments	<Click Here>
2.	Rights of Accumulation	<Click Here>
3.	Distributions	<Click Here>
4.	Federal Voluntary Income Tax Withholding	<Click Here>
5.	Your Voting Rights	<Click Here>
6.	Making Advance Investments	<Click Here>
7.	Changing the Face Amount of Your Plan	<Click Here>
8.	Extended Investment Option	<Click Here>
9.	Partial Redemption of Your Plan Shares	<Click Here>
10.	Systematic Withdrawal Program	<Click Here>
11.	Transferring or Assigning Your Rights in a Plan	<Click Here>
12.	Transfer of Broker	<Click Here>
13.	Your Cancellation and Refund Rights	<Click Here>
14.	Terminating Your Plan	<Click Here>
15.	Completed Plans and Exchanges	<Click Here>
16.	Plan Reinstatement	<Click Here>
17.	Taxes	<Click Here>
18.	Termination of Your Plan by the Sponsor or Custodian	<Click Here>
Substitution of the Underlying Investment		<Click Here>
General		<Click Here>
The Custodian		<Click Here>
The Sponsor		<Click Here>
Illustrations of Hypothetical Destiny Plans		<Click Here>
Glossary		<Click Here>
Financial Statements		<Click Here>
Fidelity Destiny Portfolios Prospectus		<Click Here>

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of the shares of which are subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should also consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Funds at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class A shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

3. Unlike most other plans of this type, the Fund does not sell its shares directly to the public. Investments in the Fund may be made only through the Plan.

4. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 3.33% of your total investments. Accordingly, a Plan would not be suitable as a short-term investment. See "Fees and Expenses" on page <Click Here>.

INVESTMENT OBJECTIVE OF THE FUND

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Destiny I and Destiny II. Destiny I is a diversified mutual fund, an investment vehicle that pools shareholders' money and invests it in a number of different securities. The Fund's objective is to seek capital growth.

The Fund's investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Potentially using other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Fund's investment objective and principal investment strategies and risks are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page <Click Here>.

For more information about the business experience of FMR, see "Fund Management" on page <Click Here> of the Fund's prospectus.

HOW TO START A DESTINY PLAN

 To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you to choose either a 10 year Plan or a 15 year Plan, and the amount of your monthly investment. You should include a check in the amount of the first monthly investment, made payable to Destiny Plans I: N, when you return the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or, if you are a member of the military, a government allotment, so that your monthly investments are automatically sent to the Plans. See "Automatic Investment Program and Government Allotments" on page <Click Here>. After your Plan Application and initial investment are received in proper form by the Sponsor, the applicable Creation and Sales Charges will be deducted. The balance of your investment will be invested in Class A shares of the Fund, and you will receive a confirmation statement showing the number of whole and fractional shares purchased for your Plan account.

 If you do not establish an Automatic Investment Program or a government allotment, you may send subsequent monthly investments, made payable to Destiny Plans I: N, directly to the Custodian, c/o Boston Financial Data Services, Inc. (Boston Financial), at P.O. Box 8300, Boston, Massachusetts 02266-8300. Subsequent investments in your Plan will also be applied toward the purchase of Class A shares of the Fund at the current net asset value ("NAV") of Class A after the deduction of any applicable Creation and Sales Charges.

Tax-Advantaged Retirement Plans

The Plan may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However, the only retirement plan made available to the general public by the Fund is the Fidelity Destiny IRA (which includes SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

Detailed information concerning the Fidelity Destiny IRA is available from the Sponsor or your representative. This information should be read carefully. The information describes the additional service fees charged for IRAs and describes generally the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual maintenance fee charged by the Custodian to each Fidelity Destiny IRA account is $10. This $10 fee will be deducted from Plan shares unless it is paid in advance.

FEES AND EXPENSES

Your Plan pays two kinds of fees: Creation and Sales Charges and Account Fees. Each of these fees is described in more detail below.

 Your Plan also indirectly pays the fees and charges imposed on Class A shares of the Fund, including management fees, 12b-1 fees and other expenses. Your Plan indirectly pays these fees because it invests in Class A shares of the Fund. For more information about the fees payable by the Fund, see "Fee Table" on page <Click Here> of the Fund's prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. When you have completed a 10 year Plan (120 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 5.00% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The Creation and Sales Charges on the largest 10 year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 1.5% of your total Plan investments.

When you have completed a 15 year Plan (180 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 3.33% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15 year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 1.00% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments made, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. See "Your Cancellation and Refund Rights" on page <Click Here>.

The following tables illustrate the effect of the Creation and Sales Charges on Plans with different monthly investment amounts and different Plan lengths.

CREATION AND SALES CHARGES
10 Year Plans
(120 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 6,000.00	$ 25.00	$ 300.00	5.00%	5.26%
75.00	9,000.00	37.50	450.00	5.00	5.26
100.00	12,000.00	50.00	600.00	5.00	5.26
125.00	15,000.00	62.50	750.00	5.00	5.26
150.00	18,000.00	75.00	900.00	5.00	5.26
166.66	19,999.20	83.33	999.96	5.00	5.26
200.00	24,000.00	100.00	1,200.00	5.00	5.26
250.00	30,000.00	125.00	1,500.00	5.00	5.26
291.66	34,999.20	145.83	1,749.96	5.00	5.26
300.00	36,000.00	150.00	1,800.00	5.00	5.26
333.33	39,999.60	166.67	1,999.98	5.00	5.26
350.00	42,000.00	175.00	2,100.00	5.00	5.26
375.00	45,000.00	187.50	2,250.00	5.00	5.26
400.00	48,000.00	200.00	2,400.00	5.00	5.26
416.66	49,999.20	208.33	2,499.96	5.00	5.26
450.00	54,000.00	225.00	2,700.00	5.00	5.26
500.00	60,000.00	250.00	3,000.00	5.00	5.26
600.00	72,000.00	300.00	3,600.00	5.00	5.26
700.00	84,000.00	350.00	4,200.00	5.00	5.26
800.00	96,000.00	400.00	4,800.00	5.00	5.26
900.00	108,000.00	450.00	5,400.00	5.00	5.26
1,000.00	120,000.00	500.00	6,000.00	5.00	5.26
1,250.00	150,000.00	625.00	7,500.00	5.00	5.26
1,500.00	180,000.00	675.00	8,100.00	4.50	4.71
1,750.00	210,000.00	700.00	8,400.00	4.00	4.17
2,000.00	240,000.00	750.00	9,000.00	3.75	3.90
2,500.00	300,000.00	812.50	9,750.00	3.25	3.36
5,000.00	600,000.00	1,250.00	15,000.00	2.50	2.56
10,000.00	1,200,000.00	1,500.00	18,000.00	1.50	1.52

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
15 Year Plans
(180 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 9,000.00	$ 25.00	$ 300.00	3.33%	3.45%
75.00	13,500.00	37.50	450.00	3.33	3.45
100.00	18,000.00	50.00	600.00	3.33	3.45
125.00	22,500.00	62.50	750.00	3.33	3.45
150.00	27,000.00	75.00	900.00	3.33	3.45
166.66	29,998.80	83.33	999.96	3.33	3.45
200.00	36,000.00	100.00	1,200.00	3.33	3.45
250.00	45,000.00	125.00	1,500.00	3.33	3.45
291.66	52,498.80	145.83	1,749.96	3.33	3.45
300.00	54,000.00	150.00	1,800.00	3.33	3.45
333.33	59,999.40	166.67	1,999.98	3.33	3.45
350.00	63,000.00	175.00	2,100.00	3.33	3.45
375.00	67,500.00	187.50	2,250.00	3.33	3.45
400.00	72,000.00	200.00	2,400.00	3.33	3.45
416.66	74,998.80	208.33	2,499.96	3.33	3.45
450.00	81,000.00	225.00	2,700.00	3.33	3.45
500.00	90,000.00	250.00	3,000.00	3.33	3.45
600.00	108,000.00	300.00	3,600.00	3.33	3.45
700.00	126,000.00	350.00	4,200.00	3.33	3.45
800.00	144,000.00	400.00	4,800.00	3.33	3.45
900.00	162,000.00	450.00	5,400.00	3.33	3.45
1,000.00	180,000.00	500.00	6,000.00	3.33	3.45
1,250.00	225,000.00	625.00	7,500.00	3.33	3.45
1,500.00	270,000.00	675.00	8,100.00	3.00	3.09
1,750.00	315,000.00	700.00	8,400.00	2.67	2.74
2,000.00	360,000.00	750.00	9,000.00	2.50	2.56
2,500.00	450,000.00	812.50	9,750.00	2.17	2.21
5,000.00	900,000.00	1,250.00	15,000.00	1.67	1.69
10,000.00	1,800,000.00	1,500.00	18,000.00	1.00	1.01

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
25 Year Plans
(300 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 15,000.00	$ 25.00	$ 300.00	2.00%	2.04%
75.00	22,500.00	37.50	450.00	2.00	2.04
100.00	30,000.00	50.00	600.00	2.00	2.04
125.00	37,500.00	62.50	750.00	2.00	2.04
150.00	45,000.00	75.00	900.00	2.00	2.04
166.66	49,998.00	83.33	999.96	2.00	2.04
200.00	60,000.00	100.00	1,200.00	2.00	2.04
250.00	75,000.00	125.00	1,500.00	2.00	2.04
291.66	87,498.00	145.83	1,749.96	2.00	2.04
300.00	90,000.00	150.00	1,800.00	2.00	2.04
333.33	99,999.00	166.67	1,999.98	2.00	2.04
350.00	105,000.00	175.00	2,100.00	2.00	2.04
375.00	112,500.00	187.50	2,250.00	2.00	2.04
400.00	120,000.00	200.00	2,400.00	2.00	2.04
416.66	124,998.00	208.33	2,499.96	2.00	2.04
450.00	135,000.00	225.00	2,700.00	2.00	2.04
500.00	150,000.00	250.00	3,000.00	2.00	2.04
600.00	180,000.00	300.00	3,600.00	2.00	2.04
700.00	210,000.00	350.00	4,200.00	2.00	2.04
800.00	240,000.00	400.00	4,800.00	2.00	2.04
900.00	270,000.00	450.00	5,400.00	2.00	2.04
1,000.00	300,000.00	500.00	6,000.00	2.00	2.04
1,250.00	375,000.00	625.00	7,500.00	2.00	2.04
1,500.00	450,000.00	675.00	8,100.00	1.80	1.83
1,750.00	525,000.00	700.00	8,400.00	1.60	1.63
2,000.00	600,000.00	750.00	9,000.00	1.50	1.52
2,500.00	750,000.00	812.50	9,750.00	1.30	1.32
5,000.00	1,500,000.00	1,250.00	15,000.00	1.00	1.01
10,000.00	3,000,000.00	1,500.00	18,000.00	0.60	0.60

* For a description of the Extended Investment Option, see page <Click Here>.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
30 Year Plans
(360 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 18,000.00	$ 25.00	$ 300.00	 1.67%	 1.69%
 75.00	 27,500.00	 37.50	 450.00	 1.67	 1.69
 100.00	 36,000.00	 50.00	 600.00	 1.67	 1.69
 125.00	 45,000.00	 62.50	 750.00	 1.67	 1.69
 150.00	 54,000.00	 75.00	 900.00	 1.67	 1.69
 166.66	 59,997.60	 83.33	 999.96	 1.67	 1.69
 200.00	 72,000.00	 100.00	 1,200.00	 1.67	 1.69
 250.00	 90,000.00	 125.00	 1,500.00	 1.67	 1.69
 291.66	 104,997.60	 145.83	 1,749.96	 1.67	 1.69
 300.00	 108,000.00	 150.00	 1,800.00	 1.67	 1.69
 333.33	 119,880.00	 166.67	 2,000.04	 1.67	 1.69
 350.00	 126,000.00	 175.00	 2,100.00	 1.67	 1.69
 375.00	 135,000.00	 187.50	 2,250.00	 1.67	 1.69
 400.00	 144,000.00	 200.00	 2,400.00	 1.67	 1.69
 416.66	 149,997.60	 208.33	 2,499.96	 1.67	 1.69
 450.00	 162,000.00	 225.00	 2,700.00	 1.67	 1.69
 500.00	 180,000.00	 250.00	 3,000.00	 1.67	 1.69
 600.00	 216,000.00	 300.00	 3,600.00	 1.67	 1.69
 700.00	 252,000.00	 350.00	 4,200.00	 1.67	 1.69
 800.00	 288,000.00	 400.00	 4,800.00	 1.67	 1.69
 900.00	 324,000.00	 450.00	 5,400.00	 1.67	 1.69
 1,000.00	 360,000.00	 500.00	 6,000.00	 1.67	 1.69
 1,250.00	 450,000.00	 625.00	 7,500.00	 1.67	 1.69
 1,500.00	 540,000.00	 675.00	 8,100.00	 1.50	 1.52
 1,750.00	 630,000.00	 700.00	 8,400.00	 1.33	 1.35
 2,000.00	 720,000.00	 750.00	 9,000.00	 1.25	 1.27
 2,500.00	 900,000.00	 812.50	 9,750.00	 1.08	 1.10
 5,000.00	 1,800,000.00	 1,250.00	 15,000.00	 0.83	 0.84
 10,000.00	 3,600,000.00	 1,500.00	 18,000.00	 0.50	 0.50

* For a description of the Extended Investment Option, see page <Click Here>.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 5.00	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 5,700.00	 95.00	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 3.33	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 8,700.00	 97.67	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
25 YEARS (300 INVESTMENTS)***
Total Investments	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 2.00	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 14,700.00	 98.00	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
30 YEARS (360 INVESTMENTS)***
Total Investments	$ 18,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 1.67	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 17,700.00	 98.33	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00

* Assumes completion of your Plan.

** "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

*** The 25-year (300 investments) and 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. For a description of the Extended Investment Option, see page <Click Here>.

The amounts shown in the table above do not reflect any of the Account Fees described below. For example, you will not incur a Termination Fee if you do not terminate your Plan prior to completion.

2. Account Fees

You may also pay additional Account Fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. See "The Custodian" on page <Click Here>. These additional Account Fees are described below.

Completed Plan Fee: An annual fee will be charged if you have completed your Plan but have elected not to hold Class A shares of the Fund directly. See "Completed Plans and Exchanges" on page <Click Here>.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan account if you have not completed your Plan and your Plan is not current. See "Keeping Your Plan Current" on page <Click Here>.

Termination Fee: A fee of $2.50 will be charged to your Plan account if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page <Click Here>.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan account for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. See "Tax-Advantaged Retirement Plans" on page <Click Here>.

The Custodian deducts these Account Fees from your Plan account. These fees may be paid out of principal from the proceeds of the sale of Fund Shares in your Plan account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plan and the Planholders (or deducted from Fund dividends or distributions) are being paid by the Sponsor. Although there is no current intention to do so, the Fund and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plan or the Planholders (or deducted from Fund dividends or distributions).

KEEPING YOUR PLAN CURRENT

 Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15 year Plan for another 15 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page <Click Here>.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or protect against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

  To establish an Automatic Investment Program, you should complete a Preauthorized Electronic Transaction Form, attach a voided blank check or deposit slip, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then electronically draw against your bank account each month in the amount of the monthly Plan investment. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.
  To terminate your Automatic Investment Program, you must notify Boston Financial at least 5 days before the date of the next scheduled electronic transfer by calling Boston Financial at 1-800-225-5270 or writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

How to Establish, Change or Terminate a Government Allotment

  Members of the military may establish a government allotment by completing the appropriate government allotment form.
  You may change or terminate a government allotment at any time by giving notice to your government disbursing office.
  Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

You may qualify to pay lower Creation and Sales Charges on any new Plans that you purchase, or on existing Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you purchase a new Plan, or increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans which are registered to you or your immediate family. 10 year and 15 year plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. A letter of instruction for each new Plan that you are purchasing must be submitted at the same time that you send your notice.

Each Plan that you already own must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

  It has been completed and not redeemed; or
  It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or
  It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently becomes no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class A shares of the Funds at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend." Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page <Click Here>.

4. Federal Voluntary Income Tax Withholding

Boston Financial can withhold up to 28% of any dividend or other distribution paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts. This withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Fund. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plan in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

 You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

 There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages <Click Here>, <Click Here> and <Click Here>. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a letter of instruction for the new Face Amount.

Changes in the Face Amount of your Plan (increases or decreases) will not take effect until the Custodian receives written instructions in good order from you.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your changed Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your changed Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

 If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions as your last scheduled investment and are not subject to additional Creation and Sales Charges. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan.

9. Partial Redemption of Your Plan Shares

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may redeem less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to redeem up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial redemptions as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

 When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Your partial redemption request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any cash withdrawals or redemptions can be executed.

 Medallion Signature Guarantees May Be Required. If your partial redemption results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a medallion signature guarantee is required. A medallion signature guarantee is also required if the address of record has changed within the last 15 days and you wish to sell $10,000 or more of shares. A medallion signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A medallion signature guarantee may not be provided by a notary public. The Custodian will accept medallion signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial redemptions by telephone by calling Boston Financial at 1-800-225-5270, as long as you are not withdrawing more than 90% or $100,000 from your Plan and your request does not require a signature guarantee.

Automated Clearing House or Bank Wire. You may also make partial redemptions via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10.00 fee will be charged for each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price for the partial redemption will be at the NAV calculated after your order is received in proper form. Partial redemption requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial redemption within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission ("SEC") has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

 Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial redemptions even if you replace the shares pursuant to the "replacement option" described in the following paragraph. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

Replacement Option. If you make a partial redemption of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale. The IRA annual contribution limits will apply for such purposes.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial redemption must be at least 25% of the amount redeemed or $500, whichever is less. Replacements of partial redemptions should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial redemptions and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial redemption and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial redemption and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. (NASD).

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Program prior to completing your Plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments within the first year of your Plan, you may want to consider discontinuing the Systematic Withdrawal Program because of the Creation and Sales Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

How to Start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on a monthly or quarterly basis. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time. To make program withdrawals by ACH or bank wire please follow the instructions set forth above in Section 9 under Partial Redemption of Your Plan Shares - Automated Clearing House or Bank Wire.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or part of your Plan, to a bank or other lending institution. You may not assign or transfer your rights in a Plan if it is a Fidelity Destiny IRA or other qualified retirement account, a UTMA Plan, or an UGMA Plan. Additional documentation may be required by the lending institution. To obtain further information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Custodian will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption.

Where to send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your cancellation request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page <Click Here>. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially redeem your Plan. See "Partial Redemption of Your Plan Shares" on page <Click Here>. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

 Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page <Click Here> of the Funds' prospectus.

Where to send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or redemptions can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your termination request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a signature guarantee on your termination request.

Automated Clearing House or Bank Wire. You may redeem your shares via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature, or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged on each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price of your fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the SEC has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

 Once you have completed your Plan, you may elect to hold shares of the Fund directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the Fund. To transfer your shares to the fund, you will need to complete a Fidelity Fund application. An annual fee of $12 will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

 Fund shares held by you directly may be exchanged at NAV for Class A shares of any of the Fidelity funds that offer Advisor classes of shares or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. FMR is the investment adviser of Fidelity funds. For more information, see "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Exchanges between Destiny Plans I: N and Destiny Plans II: N (offered by means of a separate prospectus) are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: O or Destiny Plans II: O offered by means of separate prospectuses. Shares of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your former Plan under the same account registration as your terminated Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your Plan. When you reinstate your Plan, it will be the same type of Plan, and invest in the same class of Fund shares, as your terminated Plan, at the NAV of that Class next determined after your reinstatement request is accepted in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and rollover (reinstate) the assets into another tax-advantaged retirement account without any sales charge as often as you wish subject to regulatory limitations as long as the only difference in the account registration of the Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your Plan and redeemed your shares under the Cancellation and Refund Rights described on page <Click Here>, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial redemption privilege described on page <Click Here>.

When you reinstate your Plan, your Plan will resume at the same monthly investment number that would have been due if you had not terminated your Plan. Your reinstated Plan will be credited for all monthly investments made to your terminated Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares. For more information, see "Tax Consequences" on page <Click Here> of the Fund's prospectus.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

 Although a Plan may call for regular investments over a 10 year or 15 year period, neither the Sponsor nor the Custodian can terminate your Plan until 360 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" on page <Click Here>. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

 After 360 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

 The terms of the Plan are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plan is a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), and is registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity Systematic Investment Plans are currently offered for sale in all states.

In addition to the Plan offered in this prospectus there are currently three other series of Fidelity Systematic Investment Plans: Destiny Plans II: N, Destiny Plans I: O (the "O Plan"), and Destiny Plans II: O (the "O Plan"). A copy of a separate prospectus describing Destiny Plans II: N is available from your investment professional or from Fidelity Distributors Corporation. The O Plans have been closed to new investors since December 15, 1999.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Fund's prospectus beginning on page <Click Here>. Generally, shares of the Fund are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. 12b-1 fees may also be paid to these broker-dealers. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plan under a Custodian Agreement with the Sponsor and maintains custody of the Plan. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your financial representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

 You send your monthly Plan investments to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in Destiny Plans I: N purchase shares of Class A of the Fund. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plan, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. That successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below:

Ellyn A. McColgan, Director (2002 - present), is President and Operating Committee Member of Fidelity Personal Investments.

Jeffrey Carney, Director and President (2003 - present), is President of Fidelity Personal Investments.

Susan Boudrot, Chief Compliance Officer (2004 - present), is Senior Vice President of Fidelity Personal Investments.

Stuart Fross, Vice President and Secretary (2005 - present), is Senior Vice President and Deputy General Counsel of FMR.

Jane Greene, Treasurer and Controller (1999 - present), is an employee of FMR Corp.

Craig Huntley, Executive Vice President (2005 - present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

William F. Loehning, Executive Vice President (2003 - present), is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

Jay Freedman, Assistant Secretary (1999 - present), is Senior Vice President and Deputy General Counsel of FMR.

J. Gregory Wass, Assistant Treasurer (2000 - present), is an employee of FMR Corp.

Susan Sturdy, Assistant Secretary (2002 - present), is Associate General Counsel of FMR.

 During the twelve months ended September 30, 2005, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

 Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

ILLUSTRATIONS OF HYPOTHETICAL DESTINY PLANS I: N

DESTINY PLANS I: N

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($50 MONTHLY) PLAN

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 15 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1990 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Creation and Sales Charges(A)	Net Investment	Total Value of Plan(B)
1	-	12	Sept-91		$ 600.00	$ 300.00	$ 300.00	$ 342.28
13	-	24	Sept-92		 1,200.00	 0.00	 900.00	 1,012.64
25	-	36	Sept-93		 1,800.00	 0.00	 1,500.00	 1,935.55
37	-	48	Sept-94		 2,400.00	 0.00	 2,100.00	 2,769.44
49	-	60	Sept-95		 3,000.00	 0.00	 2,700.00	 4,192.46
61	-	72	Sept-96		 3,600.00	 0.00	 3,300.00	 5,460.10
73	-	84	Sept-97		 4,200.00	 0.00	 3,900.00	 8,067.02
85	-	96	Sept-98		 4,800.00	 0.00	 4,500.00	 9,290.85
97	-	108	Sept-99		 5,400.00	 0.00	 5,100.00	 11,554.10
109	-	120	Sept-00		 6,000.00	 0.00	 5,700.00	 11,670.89
121	-	132	Sept-01		 6,600.00	 0.00	 6,300.00	 8,058.43
133	-	144	Sept-02		 7,200.00	 0.00	 6,900.00	 6,971.16
145	-	156	Sept-03		 7,800.00	 0.00	 7,500.00	 8,935.96
157	-	168	Sept-04		 8,400.00	 0.00	 8,100.00	 10,156.71
169	-	180	Sept-05		 9,000.00	 0.00	 8,700.00	 12,295.53
				TOTAL	$ 9,000.00	$ 300.00	$ 8,700.00	$ 12,295.53

(A) Under the terms of this Plan out of an initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $300. If all 180 payments in the 15 year plan are made, total sales charges will amount to 3.33% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by Destiny I's fiscal year-end NAV.

DESTINY PLANS I: N

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($250 MONTHLY) PLAN

 The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a 15 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1990 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Creation and Sales Charges(A)	Net Investment	Total Value of Plan(B)
1	-	12	Sept-91		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 1,711.38
13	-	24	Sept-92		 6,000.00	 0.00	 4,500.00	 5,063.23
25	-	36	Sept-93		 9,000.00	 0.00	 7,500.00	 9,677.74
37	-	48	Sept-94		 12,000.00	 0.00	 10,500.00	 13,847.20
49	-	60	Sept-95		 15,000.00	 0.00	 13,500.00	 20,962.33
61	-	72	Sept-96		 18,000.00	 0.00	 16,500.00	 27,300.54
73	-	84	Sept-97		 21,000.00	 0.00	 19,500.00	 40,335.12
85	-	96	Sept-98		 24,000.00	 0.00	 22,500.00	 46,454.29
97	-	108	Sept-99		 27,000.00	 0.00	 25,500.00	 57,770.51
109	-	120	Sept-00		 30,000.00	 0.00	 28,500.00	 58,354.46
121	-	132	Sept-01		 33,000.00	 0.00	 31,500.00	 40,292.14
133	-	144	Sept-02		 36,000.00	 0.00	 34,500.00	 34,855.83
145	-	156	Sept-03		 39,000.00	 0.00	 37,500.00	 44,679.81
157	-	168	Sept-04		 42,000.00	 0.00	 40,500.00	 50,783.54
169	-	180	Sept-05		 45,000.00	 0.00	 43,500.00	 61,477.69
				TOTAL	$ 45,000.00	$ 1,500.00	$ 43,500.00	$ 61,477.69

(A) Under the terms of this Plan out of an initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $1,500. If all 180 payments in the 15 year plan are made, total sales charges will amount to 3.33% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by Destiny I's fiscal year-end NAV.

DESTINY PLANS I: N

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($50 MONTHLY) PLAN

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 10 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Total Value of Plan(B)
1	-	12	Sept-96		$ 600.00	$ 300.00	$ 300.00	$ 318.74
13	-	24	Sept-97		 1,200.00	 0.00	 900.00	 1,119.85
25	-	36	Sept-98		 1,800.00	 0.00	 1,500.00	 1,803.73
37	-	48	Sept-99		 2,400.00	 0.00	 2,100.00	 2,719.62
49	-	60	Sept-00		 3,000.00	 0.00	 2,700.00	 3,188.24
61	-	72	Sept-01		 3,600.00	 0.00	 3,300.00	 2,553.16
73	-	84	Sept-02		 4,200.00	 0.00	 3,900.00	 2,536.95
85	-	96	Sept-03		 4,800.00	 0.00	 4,500.00	 3,663.18
97	-	108	Sept-04		 5,400.00	 0.00	 5,100.00	 4,510.39
109	-	120	Sept-05		 6,000.00	 0.00	 5,700.00	 5,811.13
				TOTAL	$ 6,000.00	$ 300.00	$ 5,700.00	$ 5,811.13

(A) Under the terms of this Plan out of an initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $300. If all 120 payments in the 10 year plan are made, total sales charges will amount to 5.00% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by Destiny I's fiscal year-end NAV.

DESTINY PLANS I: N

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($250 MONTHLY) PLAN

 The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a 10 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Total Value of Plan(B)
1	-	12	Sept-96		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 1,479.50
13	-	24	Sept-97		 6,000.00	 0.00	 4,500.00	 5,444.92
25	-	36	Sept-98		 9,000.00	 0.00	 7,500.00	 8,852.34
37	-	48	Sept-99		 12,000.00	 0.00	 10,500.00	 13,401.87
49	-	60	Sept-00		 15,000.00	 0.00	 13,500.00	 15,752.78
61	-	72	Sept-01		 18,000.00	 0.00	 16,500.00	 12,643.50
73	-	84	Sept-02		 21,000.00	 0.00	 19,500.00	 12,586.25
85	-	96	Sept-03		 24,000.00	 0.00	 22,500.00	 18,198.76
97	-	108	Sept-04		 27,000.00	 0.00	 25,500.00	 22,426.56
109	-	120	Sept-05		 30,000.00	 0.00	 28,500.00	 28,911.82
				TOTAL	$ 30,000.00	$ 1,500.00	$ 28,500.00	$ 28,911.82

(A) Under the terms of this Plan out of an initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $1,500.If all 120 payments in the 10 year plan are made, total sales charges will amount to 5.00% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by Destiny I's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture or custodian agreement, not a corporate charter.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: N:

 In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Systematic Investment Plans: Destiny Plans I: N (the "Plan") at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2005

Fidelity Systematic Investment Plans: Destiny Plans I: N
Financial Statements

Statement of Assets and Liabilities
September 30, 2005

Assets:
Securities of investment company: 6,104,285
 Class A shares of Destiny I held for investors, valued at net asset value of $13.25 per share (Note 1) (average cost $72,814,323) 		$ 80,881,776
Cash 		 3,720
Receivable for Class A Destiny I shares sold 	 	 47,275
 Total assets 		$ 80,932,771
Liabilities:
Payable for Class A Destiny I shares purchased 	$ 27,257
Payable to planholders for Class A Destiny I shares sold 	 47,275
Payable to custodian, sponsor and broker/dealer (Note 3) 	 105,137
 Total liabilities 		 179,669
Net Assets (Note 2) (equivalent to $13.23 per share) 		$ 80,753,102

Statements of Operations

	Year Ended September 30, 2005	Year Ended September 30, 2004	Year Ended September 30, 2003
Investment Income:
Distributions received on Class A shares of Destiny I from net investment income 	$ 394,641	$ 64,551	$ 33,018
Expenses (Note 3):
Account fees 	 145,684	 127,743	 89,927
Net investment income(loss) 	 248,957	 ________(63,192)	 (56,909)
Realized and Unrealized Gain/(Loss) on Investments:
Complete and partial investment liquidations:
 Proceeds received (Note 3) 	 5,705,091	 3,347,465	 1,431,668
 Cost of Destiny I: A shares 	 (5,455,715)	 _____(2,957,553)	 (1,406,145)
Net realized gain/(loss) on investment liquidations 	 249,376	 389,912	 25,523
Net change in unrealized appreciation (depreciation) 	 8,537,930	 1,723,445	 3,675,286
Net realized and unrealized gain/(loss) on investments 	 8,787,306	 2,113,357	 3,700,809
Distributions received on Class A shares of Destiny I from net realized gains on investments 	 --	 --	 --
Net increase/(decrease) in net assets resulting from operations 	$ 9,036,263	$ 2,050,165	$ 3,643,900

The accompanying notes are an integral part of the financial statements.

Destiny Plans I: N - Financial Statements - continued

Statements of Changes in Net Assets Invested in Shares of Destiny I: N

	Year Ended September 30, 2005		Year Ended September 30, 2004		Year Ended September 30, 2003
	Amount	Shares	Amount	Shares	Amount	Shares
Net assets at beginning of period 	$ 52,653,336	 4,540,307	$ 31,171,764	 2,874,824	$ 12,520,573	 1,372,637
Additions during period:
 From investor payments 	 26,213,100		 26,301,919		 19,935,090
Less: Creation and Sales Charges (Note 3) 	 (1,546,608)		 (3,612,077)		 (3,555,627)
 Balance invested in Destiny I: Class A shares 	 24,666,492	 1,991,015	 22,689,842	 1,913,178	 16,379,463	 1,620,287
Net investment income/(loss) and net realized gains(loss) on investments 	 248,957		 (63,192)	 	 (56,909)
Less: Cash distributions to investors 	 (595)		 (135)		 (71)
 Balance reinvested/(divested) in Destiny I: Class A shares 	 248,362	 19,819	 (63,327)	 (4,389)	 (56,980)	 (4,242)
Net realized gain/(loss) on investment liquidations 	 249,376		 389,912		 25,523
Net change in unrealized appreciation (depreciation) 	 8,537,930	 	 1,723,445	 	 3,675,286
 Total 	 86,355,496	 6,551,141	 55,911,636	 4,783,613	 32,543,865	 2,988,682
Deductions during period:
 Redemptions and cancellations of Destiny I: Class A shares paid to investors (Note 3) 	 (5,602,394)	 (446,856)	 (3,258,300)	 (243,306)	 (1,372,101)	 (113,858)
Net assets at end of period 	$ 80,753,102	 6,104,285	$ 52,653,336	 4,540,307	$ 31,171,764	 2,874,824

Destiny Plans I: N - Financial Highlights

	Year ended September 30, 2005	Year ended September 30, 2004	Year ended September 30, 2003
Selected Per-Share Data (Note 1)
Net asset value, beginning of period 	$ 11.60	$ 10.84	$ 9.12
Income (loss) from Investment Operations:
Net investment income (loss)A 	 0.05	 (0.02)	 (0.03)
Net realized and unrealized gain (loss) 	 1.63	 0.80	 1.77
Total from investment operations 	 1.68	 0.78	 1.74
Less Distributions 	 (0.05)	 (0.02)	 (0.02)
Net asset value, end of period 	$ 13.23	$ 11.60	$ 10.84
Total Return 	 14.51%	 7.20%	 19.41%
Ratios to Average Net Assets
Expenses 	 0.22%	 0.29%	 0.41%
Net investment income (loss) 	 0.37%	 (0.14)%	 (0.26)%

A Calculated based on average shares outstanding during the period.

Notes to Financial Statements

1. Significant Accounting Policies: The Plans are a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in the Class A shares of Fidelity Destiny Portfolios: Destiny I (the "Fund"). Accordingly, the financial statements of the Fund, not included in this report, should be read in conjunction with the Plans' financial statements. Destiny Plans I: N is for the accumulation of Class A shares of Fidelity Destiny Portfolios: Destiny I.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. These financial statements present an aggregate view of the individual Planholders' results of operations and financial position and accordingly, the reported net asset value per share and selected financial highlights may differ significantly from the Planholders' actual results due primarily to the timing of entry into the Plan and the varying face amounts of the Planholders' certificates. The following summarizes the significant accounting policies of the Plans:

Security Valuation. The investments in shares of Fidelity Destiny Portfolios: Destiny I are valued at the Fund's respective bid market price which is equal to the reported net asset value per share of the Fund at period end.

Federal Income Taxes. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

Transaction Dates. Fund share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

Cost Method. The investment in shares of the Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges and custodian fees, if applicable.

2. Plan Assets

 Destiny Plans I: N assets consisted of the following at September 30, 2005:

Systematic Investment Plans
Net payments received from investors on outstanding Plans 	$ 84,155,554
Deduct:
 Creation and Sales Charges 	 (12,346,509)
Net payments invested in Class A shares of Destiny I 	 71,809,045
Add:
 Distributions from net investment income reinvested 	 441,575
 Distributions from realized gains reinvested 	 540,166
 Unrealized appreciation/(depreciation) in Destiny I: Class A shares held at September 30, 2005 	 8,067,453
Deduct:
 Fees payable 	 (105,137)
 Net assets 	$ 80,753,102

Notes to Financial Statements - continued

3. Expenses, Deductions and Transactions with Affiliates:

Creation and Sales Charges

Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received Creation and Sales Charges from investments into the Plans. A portion of these sales charges are reallowed to financial intermediaries. Fidelity Distributors Corporation retained approximately $114,000, $301,000, and $289,000, as its portion of the Creation and Sales Charges on sales of Destiny Plans I: N during the years ended September 30, 2005, 2004, and 2003, respectively.

Creation and Sales Charges are assessed on any changes in the face amount of a Plan. These Creation and Sales Charges are paid by liquidating shares of the Plan and are included within the redemption proceeds reflected within the financial statements. For the years ended September 30, 2005, 2004, and 2003, the charges were $13,288, $361,688, and $203,122 for Destiny Plans I: N, respectively.

Account Fees

Planholders were also charged additional account fees for certain services provided by the Custodian as described below. The Custodian deducts these fees from the Planholder's account. The fees may be paid out of principal from the proceeds of the sale of fund shares in the Planholder's account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions.

Completed Plan and Inactive Account Fees: An annual fee of $12 is charged if Planholders completed their Plan but did not elect to hold Class A shares of the fund directly or did not complete their Plan and the Plan is not current. For the years ended September 30, 2005, 2004, and 2003, account fees of $29,069, $18,583, and $11,691 were charged to planholders of Destiny Plans I: N, respectively.

Fidelity Destiny IRA Maintenance Fee: If a Planholder has a Fidelity Destiny IRA, the Planholder is charged an annual $10 maintenance fee. For the years ended September 30, 2005, 2004, and 2003, account fees of $116,615, $109,160, and $78,236 were charged to planholders of Destiny Plans I: N, respectively.

Fund Transactions

As more fully described in the underlying financial statements of the Funds, affiliates of the sponsor earn fees for services provided to the Funds.

Other Matters

On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Planholders. The Act is anticipated to go before the U.S. Senate by the end of the calendar year of 2005.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors Corporation

(A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial condition presents fairly, in all material respects, the financial position of Fidelity Distributors Corporation at December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of the statement in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, MA
January 21, 2005

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

STATEMENT OF FINANCIAL CONDITION
December 31, 2004
(Dollars in thousands, except share amounts)

ASSETS

Receivables:
 Brokers and dealers 	$ 87,980
 Mutual funds 	 194,299
Investments, at market value (cost $22,974) 	 22,974
Deferred dealers concessions, net 	 99,969
Other assets 	 45
 Total Assets 	$ 405,267

LIABILITIES

Payables:
 Brokers and dealers 	$ 157,902
 Mutual funds 	 87,904
 Total Liabilities 	 245,806

STOCKHOLDER'S EQUITY

Preferred stock, 5% non cumulative, $100 par value; authorized 5,000 shares; issued and outstanding 4,750 shares 	 475
Common stock, $1 par value; authorized 1,000,000 shares; issued and outstanding 1,061 shares 	 1
Additional paid-in capital 	 132,292
Retained earnings 	 421,495
 554,263
 Less: Net Receivable from FMR Corp. 	 (394,802)
 Total Stockholder's Equity 	 159,461
 Total Liabilities and Stockholder's Equity 	$ 405,267

The accompanying notes are an integral part of the statement of financial condition.

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO STATEMENT OF FINANCIAL CONDITION
(Dollars in thousands)

A. Principal Business Activities:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds managed by an affiliate and is the sponsor of the Fidelity Destiny plans (the "contractual plans").

B. Summary of Significant Accounting Policies:

Use of Estimates

The preparation of the statement of financial condition in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of December 31, 2004. Actual results could differ from the estimates included in the statement of financial condition.

Investments

Investments consist of shares held in a Fidelity money market mutual fund and are stated at market value.

Receivables from and Payables to Brokers and dealers and Mutual funds

Included in the receivables from Brokers and dealers and Mutual funds and payables to Brokers and dealers and Mutual funds are mutual funds' purchase and redemption trades that are unsettled at December 31, 2004, and have contractual settlement dates beyond one day.

Impairment of Assets

The Company reviews its invested and long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the estimated future cash flows are less than the carrying amount of the asset, the asset is reduced to its net realizable value.

Deferred Dealers Concessions

Deferred dealers concessions of $99,969 are reported net of accumulated amortization of $319,193 as of December 31, 2004. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain Fidelity mutual funds' shares. The charges are amortized using the straight line basis method over one to five years and are entirely borne by an affiliate. In the event that the underlying mutual fund shares to which the deferred sale charge unit relates are redeemed earlier than the estimated life, the unamortized balance is written off and charged to an affiliate as described above.

Income Taxes

The Company is included in the consolidated federal and certain state income tax returns of FMR Corp. The Company is allocated by FMR Corp., a direct intercompany charge equivalent to the sum of applicable federal and state taxes on income due as if it were filing tax returns on an individual company basis.

The provision for deferred income taxes results from differences in the recognition of revenue and expense for tax and financial reporting purposes. At December 31, 2004, the Company's net deferred tax assets approximated $2,174 and are included in the net receivable from FMR Corp. The primary source of temporary differences which comprise the net deferred tax asset is pension expense.

NOTES TO STATEMENT OF FINANCIAL CONDITION (continued)

C. Transactions with FMR Corp. and Affiliated Companies:

The Company is party to several arrangements with affiliated companies related to marketing and distribution services. In addition, certain direct and indirect expenses incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

The Company participates in FMR Corp.'s noncontributory trusteed defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit sharing plans covering substantially all employees. Annual contributions to the profit sharing plans are based on either stated percentages of eligible employee compensation or employee contributions.

The Company follows Statement of Financial Accounting Standards (SFAS) 123, "Accounting for Stock-Based Compensation," which establishes a fair value based method of accounting for stock-based compensation. In December 2004, the Financial Accounting Standards Board (FASB) issued SFAS 123 (Revised 2004) "Share Based Payment." The Company does not believe that the adoption of this statement will have a material effect on its financial statements.

The Company participates in various FMR Corp. stock-based compensatory plans and is allocated a compensation charge that is amortized over the period in which it is earned. This charge is based on the change in the Net Asset Value of FMR Corp. stock, as defined.

All intercompany transactions with FMR Corp. and affiliated companies are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of the Company against its receivable from FMR Corp. In accordance with the agreement, liabilities of approximately $39,270 have been offset against the receivable from FMR Corp.

D. Commitments and Contingencies:

In 2004, individuals have filed suits in federal court against the Company, its Parent and other related parties alleging, among other things, that the defendants failed to adequately disclose revenue sharing and directed brokerage programs in the Funds' prospectuses. The Company intends to defend these cases vigorously.

E. Net Capital Requirement:

The Company is subject to the Securities and Exchange Commission's Uniform Net Capital Rule 15c3-1 (the "Rule"). The Company has elected to utilize the alternate method permitted by the rule which requires that minimum net capital, as defined, be the greater of $250 or 2% of aggregate debit items arising from customer transactions. At December 31, 2004, the Company had net capital of $19,414 of which $19,164 was in excess of its required net capital of $250.

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[This Page Intentionally Left Blank]

APPLICATION FOR FIDELITY DESTINY PLANS I: N

GENERAL INSTRUCTIONS

1. Please print clearly with a ballpoint pen.

   Important: Application must be signed by both the Applicant(s) and Dealer.

2. *Detach and mail with the initial investment to:*

   Note:
   - If you have completed the Preauthorized Electronic Transaction Form a voided check *must be attached*.
   - If you would like Boston Financial to automatically withhold income taxes from all distributions the Federal Voluntary Income Tax Withholding Form for Non-Retirement (Taxable) Accounts must be attached. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

3. If registering an account under the Uniform Gifts/Transfers to Minors Act, only one Custodian and one minor are allowed per account.

4. If registering an account as individual, joint tenants, or custodial account under the Uniform Gifts/Transfers to Minors Act, then supply the Social Security Number of the registered account owner who is to be taxed. If registering as a Uniform Gifts/Transfers to Minors, the child is the registered account owner. If registering an account as a trust, a corporation, partnership, organization, etc.; then supply the Employer Identification Number of the legal entity or organization that will report income and/or gains.

DESTINY PLANS I: N APPLICATION

Monthly Investment Amount: $__________

Total Plan Amount: $__________

Initial investment submitted herewith: $__________

No. of Investments: ☐ 120 (10-yr. Plan) ☐ 180 (15-yr. Plan)

My objective in adopting a long-term *Plan* of this nature is to accumulate *Fund Shares* for __________

Special Pricing applicable? Yes ☐ No ☐

If yes, associated account names and/or numbers and monthly investment unit __________ $__________

__________ $__________

__________ $__________

Register Plan as follows:
(Please Print or Type)

Registrant's Taxpayer Identification Number or Social Security Number

Special Pricing Breakpoint (Dealer-Use)

Individual __________ (First) (Middle Initial) (Last)

Joint Tenant __________ (Please Print Name of Joint Registrant, if applicable)† (First) (Middle Initial) (Last)

Gifts/Transfers to Minors __________ (Custodian) as Custodian for __________ (Minor)

under the __________ (State) Uniform Gifts/Transfers to Minors Act.

Mailing Address __________ Street City State Zip

Exempt from Backup Withholding ___ Yes ___ No

Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. For additional information please see IRS Form W-9.

Failure to provide us with a Form W-8 for each non U.S. person named on the account will result in the account being subject to backup withholding on all dividends, capital gains distributions and proceeds from redemptions of non-money market funds.

SIGNATURE: I (We) am (are) of legal age, have received and read Prospectuses for the Plans and the Portfolios and agree to their terms. I (we) understand that you will comply with instructions given by one registrant on joint accounts. Furthermore, I (we) hereby ratify any instructions, including telephone instructions or, for joint or trust accounts, written instructions signed by one registrant/trustee, given on this account and agree that the Plans, the Portfolios and the Custodian will not be liable for any loss, cost, or expense for acting upon such instructions (by telephone or in writing) believed by one or more of them to be genuine and in accordance with reasonable procedures designed to prevent unauthorized transactions. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

If I am a U.S. person (including a U.S. resident alien), I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or Taxpayer Identification Number provided is correct (or that I am waiting for a number to be issued to me); and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.) If I am not a U.S. person (including a U.S. resident alien), I am submitting IRS Form W-8 BEN, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding, with this form to certify my foreign status and, if applicable, claim tax treaty benefits.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

☐ I do not want the Telephone Redemption Privilege.

Must Complete: Date __________ At __________ City State

X __________ Signature of Registrant/Custodian

X __________ Signature of Joint Registrant (if any)†

Monthly Investment Date*: __________

A Preauthorized Electronic Form is attached: Yes ☐ No ☐

A Federal Tax Withholding Form is attached: Yes ☐ No ☐

Check box for Government Allotment: Yes ☐ No ☐

† If Joint Registration, both the Registrant and Joint Registrant must sign, and joint tenancy with right of survivorship will be created unless another form of ownership is clearly indicated.

Preassigned account number, if applicable __________

* Investment Date will default to next business day should selected day fall on a weekend/holiday.

Make all checks payable to Destiny Plans I: N

DEALER ONLY SECTION

Dealer's No. ☐☐☐☐☐–☐☐☐

If documentation is to be mailed to Representative, please check and provide address below. ☐

Representative's No. ☐☐☐☐

__________ Firm Name (Print)

__________ Representative's Name (Print)

__________ Home Office Address (Print)

__________ Branch Address (Print)

X __________ Authorized Signature of Dealer

X __________ Representative's Signature

Tear on Dotted Line

Preauthorized Electronic Transaction Form for State Street Bank and Trust Company

Fidelity Systematic Investment Plans

(Please print clearly with ballpoint pen)

Plan Name:	Account Number	Monthly Amount	Account Registration
Destiny Plans I: N			
Destiny Plans I: N			
Destiny Plans I: N			
Destiny Plans I: N			

Monthly Investment Date*: ____________ (Should coincide with Plans Application)

Month to Begin:__________ (Please note: Authorization to begin or change electronic transfers must be received no later than **fifteen business days** prior to date of requested change. Authorization to cancel an electronic transfer must be received no later than **five business days** prior to date of requested cancellation.)

* Investment Date will default to next business day should day selected fall on a weekend/holiday.

A voided check or deposit slip must be attached.

Authorization to electronically transfer money from your account to State Street Bank and Trust Company

Please print clearly with a ballpoint pen; it will be used as a mailing label to notify your bank.

Bank Name

Street/P.O. Box

City, State, Zip

I (We) hereby request that the State Street Bank and Trust Company collect deposits of funds to be made by me (us) monthly, pursuant to my (our) investment plan(s) described above, by electronically drawing against my (our) account(s).

As a convenience to me, I (we) hereby request and authorize you to electronically transfer money from my/our account to State Street Bank and Trust Company. This authority is to remain in effect until revoked in writing, and until you actually receive such notice.

I (We) hereby indemnify you from any and all liability that may arise from acting upon my/our instructions if reasonable procedures designed to prevent unauthorized transactions are followed.

X

X

Name of Depositor(s)

X

X

Signature of Depositor(s)

Tear on Dotted Line

Tear on Dotted Line

Fidelity Destiny Portfolios I
Federal Voluntary Income Tax Withholding Form
for Non-Retirement (Taxable) Accounts

I hereby authorize and direct Boston Financial Data Services, Inc. (Boston Financial, administrative service agent for the Fidelity Systematic Investment Plans) to withhold federal income taxes on dividend and capital gains distributions paid by the Fidelity Destiny Portfolios to my Fidelity Destiny Plan account(s) at the rate(s) indicated below. I understand that all amounts withheld shall be submitted to the IRS as withholding on capital gains and dividend income and as a credit against my Federal income tax liability. Withholding will not apply to withdrawals. I will not be entitled to obtain a refund or credit of such amount or assert any other amounts withheld with respect to my Fidelity Destiny Plan account(s) except as may be available by filing an income tax return with the IRS. I understand that the amount withheld may be less than, equal to, or greater than the amount of corresponding Federal income tax liability. I shall hold harmless and indemnify Boston Financial, State Street Bank and Trust Company, Fidelity Systematic Investment Plans, Fidelity Destiny Portfolios: Destiny I, Fidelity Distributors Corporation (and its affiliates), and their respective agents against any and all loss, costs, damages, expenses, liabilities, and claims, including, without limitation, IRS claims, for such amounts.

I understand that written authorization and direction to begin or cancel withholding shall be implemented within 30 days of receipt in good order of the requested change by Boston Financial. I further understand that this authorization shall not be implemented if, in Boston Financial's sole judgement, any information necessary to do so has not been provided to or verified by Boston Financial. Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts.

Withholding: If you wish to elect federal withholding, please check the applicable box(es) and indicate an amount between 1 and 28%.

- ☐ Long-term capital gains ________%
- ☐ Short-term capital gains ________%
- ☐ Dividends ________%

____
Name of Planholder (Please Print)

____
Name of Joint Tenant (Please Print)

____
Social Security or Tax Identification Number

Please note: Voluntary federal income tax withholding for non-retirement accounts may not be an appropriate substitute for a taxpayer's estimated tax payment obligations. The election to have federal income tax withheld is not available to taxpayers subject to backup withholding or foreign persons subject to withholding on U.S.-source income. Consult your tax advisor as to the advisability of requesting voluntary federal income tax withholding. Boston Financial reserves the right to adjust downward automatically and without prior notice the rate at which federal income tax may be voluntarily withheld from your account as tax laws and rates change.

Plan Name:	**Account Number(s)**
Destiny Plans I: N	______________________
Destiny Plans I: N	______________________
Destiny Plans I: N	______________________
Destiny Plans I: N	______________________

x ______________________________
Signature of Planholder

____
Date

x ______________________________
Signature of Joint Tenant

____
Date

[This Page Intentionally Left Blank]

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity

Destiny® Portfolios

Destiny I - Class A (formerly Class N)*

(Fund 395, CUSIP 316127307)

Fidelity Systematic Investment Plans: Destiny Plans I: N (the "Destiny Plan"), a unit investment trust, invests in shares of Class A of the fund. Details of the Destiny Plan, including the Creation and Sales Charges, are discussed in the prospectus for the Destiny Plan. Prospective investors should read this prospectus in conjunction with the Destiny Plan's prospectus.

Prospectus

November 29, 2005

* Fidelity Advisor Destiny I Fund: Class A ("Class A"), a class of Fidelity Destiny Portfolios: Destiny I, was renamed effective July 12, 2005, in connection with the launch of new Advisor classes.

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

Destiny I seeks capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Class A, and compares Class A's performance to the performance of a market index and an average of the performance of similar funds over various periods of time and also illustrates the performance of the Destiny Plan. Returns for the fund do not include the effect of the Destiny Plan Creation and Sales Charges. Returns for the fund would be lower if the effect of the Destiny Plan Creation and Sales Charges were included. The returns for the Destiny Plans do include the effect of the Destiny Plan Creation and Sales Charges. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Destiny I - Class A
Calendar Years	2000	2001	2002	2003	2004
	-20.79%	-17.96%	-23.54%	24.83%	5.93%



During the periods shown in the chart for Class A of Destiny I:	Returns	Quarter ended
Highest Quarter Return	 12.37%	June 30, 2003
Lowest Quarter Return	 -18.86%	September 30, 2001
Year-to-Date Return	 4.83%	September 30, 2005

Prospectus

Fund Summary - continued

Average Annual Returns - Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Life of classA
Destiny I
Class A - Return Before Taxes	 5.93%	 -8.06%	 -6.92%
 Return After Taxes on Distributions	 5.83%	 -8.86%	 -8.15%
 Return After Taxes on Distributions and Sale of Fund Shares	 3.99%	 -6.77%	 -5.86%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 -0.21%
Lipper Growth Funds Average (reflects no deduction for sales charges or taxes)	 9.70%	 -3.76%	--

A From April 30, 1999.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Average Annual Returns - Plans

The returns in the following table include the effect of the Destiny Plan Creation and Sales Charges for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Life of PlanA
Destiny Plans I: N	 -47.04%	 -9.97%	 -9.36%

A From April 30, 1999.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A shares of the fund but does not reflect the Destiny Plan Creation and Sales Charges. The annual class operating expenses provided below for Class A are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Class A do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class A
Sales charge (load) on purchases and reinvested distributions	NoneA
Deferred sales charge (load) on redemptions	NoneA

Annual operating expenses (paid from class assets)

Class A
Management fee	0.44%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual class operating expensesB 	1.09%

A Class A shares are sold to Destiny Plans without a sales charge.

B Effective July 12, 2005 FMR has voluntarily agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

Prospectus

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class A's annual return is 5% and that your shareholder fees and Class A's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Class A
1 year	$ 111
3 years	$ 347
5 years	$ 601
10 years	$ 1,329

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A operating expenses would have been 1.03%.

Prospectus

Fund Basics

Investment Details

Investment Objective

Destiny I seeks capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Destiny I seeks capital growth.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Class A's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Class A's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Class A's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Prospectus

Fund Basics - continued

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

To contact Fidelity for account, product, and service information, please use the following phone numbers:

  Nationally (toll-free), 1-877-208-0098
  (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  In Alaska or Overseas (call collect), 1-617-330-3183 (8:00 a.m. - 6:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

Please use the following addresses:

Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may sell Class A shares of the fund through an investment professional. When you invest through an investment professional, the procedures for selling and exchanging Class A shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A shares of the fund, including a transaction fee if you sell Class A shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Shareholder Information - continued

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to the fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Transactions initiated by Destiny Plans will not count toward the fund's roundtrip limits and are exempt from the fund's excessive trend monitoring policy. The fund's excessive trade monitoring policy described above also does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the fund's satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity fund's Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity fund's Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the fund's policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The fund has an agreement with Fidelity Distributors Corporation (FDC) under which the fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Destiny Plan. Generally, State Street will hold all shares of the fund unless a Planholder elects to hold fund shares directly after completing or terminating the Destiny Plan. The terms of the offering of the Destiny Plan are contained in the Destiny Plan's prospectus.

The price to buy one share of Class A is the class's NAV. Class A shares are sold to the Destiny Plan without a sales charge. A Planholder that elects to hold fund shares directly after completing or terminating a Destiny Plan and wishes to make additional investments in Class A shares should contact an investment professional or Fidelity at 1-877-208-0098 to receive the appropriate prospectus.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Prospectus

Key Information
Wire

To Open an Account

  Call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.

To Add to an Account

  Call Fidelity at the appropriate number found in "General Information" for instructions.

Selling Shares

The following discussion relates only to those investors who hold shares of the fund directly.

The price to sell one share of Class A is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

Shareholder Information - continued

Key Information
Automatically
  Use Fidelity Systematic Exchange Program to exchange to the same class of another Fidelity fund that offers Advisor classes of shares or to certain Fidelity funds.
  Use Fidelity Systematic Withdrawal Program to set up periodic redemptions from your Class A account.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to the same class of other Fidelity funds that offers Advisor classes of shares or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. The exchange privilege is available only to those investors who hold shares of the fund directly.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Prospectus

  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following shareholder services are applicable only to those investors who hold shares of the fund directly.

Automatic Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Systematic Exchange Program
To move money from certain Fidelity money market funds to Class A of a Fidelity fund that offers Advisor classes of shares or from Class A of a Fidelity fund that offers Advisor classes of shares to the same class of another Fidelity fund.

Minimum $100	Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Systematic Withdrawal Program To set up periodic redemptions from your Class A account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Class A: Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Class A shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line® To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Prospectus

Distribution Options

The following distribution options are applicable only to those investors who hold shares of the fund directly.

When you open an account, specify how you want to receive your distributions. The following distribution options are available for Class A:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Class A shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Class A shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Building., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 31, 2005, FMRC had approximately $630.1 billion in discretionary assets under management.

Timothy Cohen is vice president and manager of Destiny I, which he has managed since May 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Cohen has worked as an analyst and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Timothy Cohen.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.17%.

The total management fee for the fiscal year ended September 30, 2005, was 0.44% of the fund's average net assets.

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended September 30, 2005.

FMR may, from time to time, agree to reimburse Class A for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by Class A if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease Class A's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Because 12b-1 fees are paid out of Class A's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent or an affiliate may also make payments and reimbursements from their own resources to intermediaries for performing recordkeeping and administrative services that the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Class A's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended September 30,	2005H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) D 	 .08 E	 - G	 - G	 (.01)	 (.02)
Net realized and unrealized gain (loss) 	 1.62	 .77	 1.73	 (2.20)	 (6.66)
Total from investment operations 	 1.70	 .77	 1.73	 (2.21)	 (6.68)
Distributions from net investment income 	 (.08)	 (.02)	 (.02)	 (.03)	 (.04)
Distributions from net realized gain 	 -	 -	 -	 -	 (3.78)
Total distributions 	 (.08)	 (.02)	 (.02)	 (.03)	 (3.82)
Net asset value, end of period 	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return A,B,C 	 14.68%	 7.08%	 18.91%	 (19.46)%	 (35.10)%
Ratios to Average Net Assets F
Expenses before expense reductions 	 1.09%	 1.29%	 1.36%	 1.36%	 1.30%
Expenses net of voluntary waivers, if any 	 1.08%	 1.29%	 1.36%	 1.36%	 1.30%
Expenses net of all reductions 	 1.03%	 1.27%	 1.32%	 1.31%	 1.27%
Net investment income (loss) 	 .67% E	 -%	 (.01)%	 (.07)%	 (.15)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate 	 130%	 52%	 71%	 93%	 119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .22%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Other Matters

On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Services Financial Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The Lipper Large-Cap Core Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of Class A of the fund to an additional Lipper comparison category. The returns in the following table include the effect of Class A's maximum applicable front-end sales charge.

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Life of classA
Destiny I - Class A	 5.93%	 -8.06%	 -6.92%
Lipper Large-Cap Core Funds Average	 7.79%	 -3.45%	--

A From April 30, 1999.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

[This Page Intentionally Left Blank]

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-01796

Destiny, Fidelity Investments & (Pyramid) Design, and Fidelity Advisor Money Line are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.792231.102 DESIN-pro-1105

SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-877-208-0098

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

Fidelity (registered trademark)

Systematic

Investment Plans:

Destiny (regstered trademark) Plans II: N

Prospectus

November 29, 2005

(Destiny logo)

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans II: N

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans II: N (formerly known as Destiny Plans II: New) (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Fidelity Advisor Destiny II Fund: Class A ("Class A") (formerly known as Class N) shares of one of the Fidelity Destiny Portfolios. Destiny Plans II: N purchases Class A shares of Fidelity Destiny Portfolios: Destiny II (the "Fund").

The Plan deducts Creation and Sales Charges equal to as much as 50% of each of your first twelve monthly investments. On 10 year Plans, the Creation and Sales Charges range from 5.00% on $6,000 Plans ($50 a month) to 1.50% on $1,200,000 Plans ($10,000 a month) of the total amount invested. On 15 year Plans, the Creation and Sales Charges range from 3.33% on $9,000 Plans ($50 a month) to 1.00% on $1,800,000 Plans ($10,000 a month) of the total amount invested.

 The Creation and Sales Charges are deducted from your Plan investments, and the balance is invested in Class A shares of the Fund. Class A shares of the Fund are subject to certain annual expenses, including management fees and 12b-1 fees. The Creation and Sales Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section beginning on page <Click Here>.

 YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because the full amount of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class A shares and the full amount of the Creation and Sales Charges you have paid within 45 days after the date of the mailing of a written notice from the custodian. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described in the "Your Cancellation and Refund Rights" section on page <Click Here>. You do not have to purchase a Plan to make monthly investments in mutual funds, including the Fund. Other mutual funds managed by the Fund's investment adviser have investment objectives similar in many respects to those of the Fund. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plan.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the Prospectus of the Plans, the Prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

 On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Planholders. The Act is anticipated to go before the U.S. Senate by the end of the calendar year of 2005.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

[This Page Intentionally Left Blank]

Page
Fidelity Systematic Investment Plans		<Click Here>
Table of Contents		<Click Here>
How the Fidelity Destiny Plans Can Help You Meet Your Objectives		<Click Here>
Investment Objective of the Fund		<Click Here>
How to Start a Destiny Plan		<Click Here>
	Tax-Advantaged Retirement Plans	<Click Here>
Fees and Expenses		<Click Here>
1.	Creation and Sales Charges	<Click Here>
2.	Account Fees	<Click Here>
Keeping Your Plan Current		<Click Here>
Dollar-Cost Averaging and Diversification		<Click Here>
Plan Features		<Click Here>
1.	Automatic Investment Program and Government Allotments	<Click Here>
2.	Rights of Accumulation	<Click Here>
3.	Distributions	<Click Here>
4.	Federal Voluntary Income Tax Withholding	<Click Here>
5.	Your Voting Rights	<Click Here>
6.	Making Advance Investments	<Click Here>
7.	Changing the Face Amount of Your Plan	<Click Here>
8.	Extended Investment Option	<Click Here>
9.	Partial Redemption of Your Plan Shares	<Click Here>
10.	Systematic Withdrawal Program	<Click Here>
11.	Transferring or Assigning Your Rights in a Plan	<Click Here>
12.	Transfer of Broker	<Click Here>
13.	Your Cancellation and Refund Rights	<Click Here>
14.	Terminating Your Plan	<Click Here>
15.	Completed Plans and Exchanges	<Click Here>
16.	Plan Reinstatement	<Click Here>
17.	Taxes	<Click Here>
18.	Termination of Your Plan by the Sponsor or Custodian	<Click Here>
Substitution of the Underlying Investment		<Click Here>
General		<Click Here>
The Custodian		<Click Here>
The Sponsor		<Click Here>
Illustrations of Hypothetical Destiny Plans		<Click Here>
Glossary		<Click Here>
Financial Statements		<Click Here>
Fidelity Destiny Portfolios Prospectus		<Click Here>

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of the shares of which are subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should also consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Fund at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class A shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

3. Unlike most other plans of this type, the Fund does not sell its shares directly to the public. Investments in the Fund may be made only through the Plan.

4. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 3.33% of your total investments. Accordingly, a Plan would not be suitable as a short-term investment. See "Fees and Expenses" on page <Click Here>.

INVESTMENT OBJECTIVE OF THE FUND

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Destiny I and Destiny II. Destiny II is a diversified mutual fund, an investment vehicle that pools shareholders' money and invests it in a number of different securities. The Fund's objective is to seek capital growth.

The Fund's investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Potentially using other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Fund's investment objective and principal investment strategies and risks are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page <Click Here>.

For more information about the business experience of FMR, see "Fund Management" on page <Click Here> of the Fund's prospectus.

HOW TO START A DESTINY PLAN

To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you to choose either a 10 year Plan or a 15 year Plan, and the amount of your monthly investment. You should include a check in the amount of the first monthly investment, made payable to Destiny Plans II: N, when you return the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or, if you are a member of the military, a government allotment, so that your monthly investments are automatically sent to the Plans. See "Automatic Investment Program and Government Allotments" on page <Click Here>. After your Plan Application and initial investment are received in proper form by the Sponsor, the applicable Creation and Sales Charges will be deducted. The balance of your investment will be invested in Class A shares of the Fund, and you will receive a confirmation statement showing the number of whole and fractional shares purchased for your Plan account.

If you do not establish an Automatic Investment Program or a government allotment, you may send subsequent monthly investments, made payable to Destiny Plans II: N, directly to the Custodian, c/o Boston Financial Data Services, Inc. (Boston Financial), at P.O. Box 8300, Boston, Massachusetts 02266-8300. Subsequent investments in your Plan will also be applied toward the purchase of Class A shares of the Fund at the current net asset value ("NAV") of Class A after the deduction of any applicable Creation and Sales Charges.

Tax-Advantaged Retirement Plans

The Plan may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However, the only retirement plan made available to the general public by the Fund is the Fidelity Destiny IRA (which includes SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

Detailed information concerning the Fidelity Destiny IRA is available from the Sponsor or your representative. This information should be read carefully. The information describes the additional service fees charged for IRAs and describes generally the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual maintenance fee charged by the Custodian to each Fidelity Destiny IRA account is $10. This $10 fee will be deducted from Plan shares unless it is paid in advance.

FEES AND EXPENSES

Your Plan pays two kinds of fees: Creation and Sales Charges and Account Fees. Each of these fees is described in more detail below.

 Your Plan also indirectly pays the fees and charges imposed on Class A shares of the Fund, including management fees, 12b-1 fees and other expenses. Your Plan indirectly pays these fees because it invests in Class A shares of the Fund. For more information about the fees payable by the Fund, see "Fee Table" on page <Click Here> of the Fund's prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. When you have completed a 10 year Plan (120 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 5.00% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The Creation and Sales Charges on the largest 10 year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 1.5% of your total Plan investments.

When you have completed a 15 year Plan (180 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 3.33% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15 year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 1.00% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments made, assuming all your monthly investments were made. If you do not make all your monthly investments, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 50% of your total investments. See "Your Cancellation and Refund Rights" on page <Click Here>.

The following tables illustrate the effect of the Creation and Sales Charges on Plans with different monthly investment amounts and different Plan lengths.

CREATION AND SALES CHARGES
10 Year Plans
(120 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 6,000.00	$ 25.00	$ 300.00	5.00%	5.26%
75.00	9,000.00	37.50	450.00	5.00	5.26
100.00	12,000.00	50.00	600.00	5.00	5.26
125.00	15,000.00	62.50	750.00	5.00	5.26
150.00	18,000.00	75.00	900.00	5.00	5.26
166.66	19,999.20	83.33	999.96	5.00	5.26
200.00	24,000.00	100.00	1,200.00	5.00	5.26
250.00	30,000.00	125.00	1,500.00	5.00	5.26
291.66	34,999.20	145.83	1,749.96	5.00	5.26
300.00	36,000.00	150.00	1,800.00	5.00	5.26
333.33	39,999.60	166.67	1,999.98	5.00	5.26
350.00	42,000.00	175.00	2,100.00	5.00	5.26
375.00	45,000.00	187.50	2,250.00	5.00	5.26
400.00	48,000.00	200.00	2,400.00	5.00	5.26
416.66	49,999.20	208.33	2,499.96	5.00	5.26
450.00	54,000.00	225.00	2,700.00	5.00	5.26
500.00	60,000.00	250.00	3,000.00	5.00	5.26
600.00	72,000.00	300.00	3,600.00	5.00	5.26
700.00	84,000.00	350.00	4,200.00	5.00	5.26
800.00	96,000.00	400.00	4,800.00	5.00	5.26
900.00	108,000.00	450.00	5,400.00	5.00	5.26
1,000.00	120,000.00	500.00	6,000.00	5.00	5.26
1,250.00	150,000.00	625.00	7,500.00	5.00	5.26
1,500.00	180,000.00	675.00	8,100.00	4.50	4.71
1,750.00	210,000.00	700.00	8,400.00	4.00	4.17
2,000.00	240,000.00	750.00	9,000.00	3.75	3.90
2,500.00	300,000.00	812.50	9,750.00	3.25	3.36
5,000.00	600,000.00	1,250.00	15,000.00	2.50	2.56
10,000.00	1,200,000.00	1,500.00	18,000.00	1.50	1.52

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
15 Year Plans
(180 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 9,000.00	$ 25.00	$ 300.00	3.33%	3.45%
75.00	13,500.00	37.50	450.00	3.33	3.45
100.00	18,000.00	50.00	600.00	3.33	3.45
125.00	22,500.00	62.50	750.00	3.33	3.45
150.00	27,000.00	75.00	900.00	3.33	3.45
166.66	29,998.80	83.33	999.96	3.33	3.45
200.00	36,000.00	100.00	1,200.00	3.33	3.45
250.00	45,000.00	125.00	1,500.00	3.33	3.45
291.66	52,498.80	145.83	1,749.96	3.33	3.45
300.00	54,000.00	150.00	1,800.00	3.33	3.45
333.33	59,999.40	166.67	1,999.98	3.33	3.45
350.00	63,000.00	175.00	2,100.00	3.33	3.45
375.00	67,500.00	187.50	2,250.00	3.33	3.45
400.00	72,000.00	200.00	2,400.00	3.33	3.45
416.66	74,998.80	208.33	2,499.96	3.33	3.45
450.00	81,000.00	225.00	2,700.00	3.33	3.45
500.00	90,000.00	250.00	3,000.00	3.33	3.45
600.00	108,000.00	300.00	3,600.00	3.33	3.45
700.00	126,000.00	350.00	4,200.00	3.33	3.45
800.00	144,000.00	400.00	4,800.00	3.33	3.45
900.00	162,000.00	450.00	5,400.00	3.33	3.45
1,000.00	180,000.00	500.00	6,000.00	3.33	3.45
1,250.00	225,000.00	625.00	7,500.00	3.33	3.45
1,500.00	270,000.00	675.00	8,100.00	3.00	3.09
1,750.00	315,000.00	700.00	8,400.00	2.67	2.74
2,000.00	360,000.00	750.00	9,000.00	2.50	2.56
2,500.00	450,000.00	812.50	9,750.00	2.17	2.21
5,000.00	900,000.00	1,250.00	15,000.00	1.67	1.69
10,000.00	1,800,000.00	1,500.00	18,000.00	1.00	1.01

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
25 Year Plans
(300 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 15,000.00	$ 25.00	$ 300.00	2.00%	2.04%
75.00	22,500.00	37.50	450.00	2.00	2.04
100.00	30,000.00	50.00	600.00	2.00	2.04
125.00	37,500.00	62.50	750.00	2.00	2.04
150.00	45,000.00	75.00	900.00	2.00	2.04
166.66	49,998.00	83.33	999.96	2.00	2.04
200.00	60,000.00	100.00	1,200.00	2.00	2.04
250.00	75,000.00	125.00	1,500.00	2.00	2.04
291.66	87,498.00	145.83	1,749.96	2.00	2.04
300.00	90,000.00	150.00	1,800.00	2.00	2.04
333.33	99,999.00	166.67	1,999.98	2.00	2.04
350.00	105,000.00	175.00	2,100.00	2.00	2.04
375.00	112,500.00	187.50	2,250.00	2.00	2.04
400.00	120,000.00	200.00	2,400.00	2.00	2.04
416.66	124,998.00	208.33	2,499.96	2.00	2.04
450.00	135,000.00	225.00	2,700.00	2.00	2.04
500.00	150,000.00	250.00	3,000.00	2.00	2.04
600.00	180,000.00	300.00	3,600.00	2.00	2.04
700.00	210,000.00	350.00	4,200.00	2.00	2.04
800.00	240,000.00	400.00	4,800.00	2.00	2.04
900.00	270,000.00	450.00	5,400.00	2.00	2.04
1,000.00	300,000.00	500.00	6,000.00	2.00	2.04
1,250.00	375,000.00	625.00	7,500.00	2.00	2.04
1,500.00	450,000.00	675.00	8,100.00	1.80	1.83
1,750.00	525,000.00	700.00	8,400.00	1.60	1.63
2,000.00	600,000.00	750.00	9,000.00	1.50	1.52
2,500.00	750,000.00	812.50	9,750.00	1.30	1.32
5,000.00	1,500,000.00	1,250.00	15,000.00	1.00	1.01
10,000.00	3,000,000.00	1,500.00	18,000.00	0.60	0.60

* For a description of the Extended Investment Option, see page <Click Here>.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
30 Year Plans
(360 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 18,000.00	$ 25.00	$ 300.00	 1.67%	 1.69%
 75.00	 27,000.00	 37.50	 450.00	 1.67	 1.69
 100.00	 36,000.00	 50.00	 600.00	 1.67	 1.69
 125.00	 45,000.00	 62.50	 750.00	 1.67	 1.69
 150.00	 54,000.00	 75.00	 900.00	 1.67	 1.69
 166.66	 59,997.60	 83.33	 999.96	 1.67	 1.69
 200.00	 72,000.00	 100.00	 1,200.00	 1.67	 1.69
 250.00	 90,000.00	 125.00	 1,500.00	 1.67	 1.69
 291.66	 104,997.60	 145.83	 1,749.96	 1.67	 1.69
 300.00	 108,000.00	 150.00	 1,800.00	 1.67	 1.69
 333.33	 119,880.00	 166.67	 1,999.98	 1.67	 1.69
 350.00	 126,000.00	 175.00	 2,100.00	 1.67	 1.69
 375.00	 135,000.00	 187.50	 2,250.00	 1.67	 1.69
 400.00	 144,000.00	 200.00	 2,400.00	 1.67	 1.69
 416.66	 149,997.60	 208.33	 2,499.96	 1.67	 1.69
 450.00	 162,000.00	 225.00	 2,700.00	 1.67	 1.69
 500.00	 180,000.00	 250.00	 3,000.00	 1.67	 1.69
 600.00	 216,000.00	 300.00	 3,600.00	 1.67	 1.69
 700.00	 252,000.00	 350.00	 4,200.00	 1.67	 1.69
 800.00	 288,000.00	 400.00	 4,800.00	 1.67	 1.69
 900.00	 324,000.00	 450.00	 5,400.00	 1.67	 1.69
 1,000.00	 360,000.00	 500.00	 6,000.00	 1.67	 1.69
 1,250.00	 450,000.00	 625.00	 7,500.00	 1.67	 1.69
 1,500.00	 540,000.00	 675.00	 8,100.00	 1.50	 1.52
 1,750.00	 630,000.00	 700.00	 8,400.00	 1.33	 1.35
 2,000.00	 720,000.00	 750.00	 9,000.00	 1.25	 1.27
 2,500.00	 900,000.00	 812.50	 9,750.00	 1.08	 1.10
 5,000.00	 1,800,000.00	 1,250.00	 15,000.00	 0.83	 0.84
 10,000.00	 3,600,000.00	 1,500.00	 18,000.00	 0.50	 0.50

* For a description of the Extended Investment Option, see page <Click Here>.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 5.00	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 5,700.00	 95.00	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 3.33	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 8,700.00	 97.67	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
25 YEARS (300 INVESTMENTS)***
Total Investments	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 2.00	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 14,700.00	 98.00	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
30 YEARS (360 INVESTMENTS)***
Total Investments	$ 18,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 1.67	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 17,700.00	 98.30	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00

* Assumes completion of your Plan.

** "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

*** The 25-year (300 investments) and 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. For a description of the Extended Investment Option, see page <Click Here>.

 The amounts shown in the table above do not reflect any of the Account Fees described below. For example, you will not incur a Termination Fee if you do not terminate your Plan prior to completion.

2. Account Fees

You may also pay additional Account Fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. See "The Custodian" on page <Click Here>. These additional Account Fees are described below.

Completed Plan Fee: An annual fee will be charged if you have completed your Plan but have elected not to hold Class A shares of the Fund directly. See "Completed Plans and Exchanges" on page <Click Here>.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan account if you have not completed your Plan and your Plan is not current. See "Keeping Your Plan Current" on page <Click Here>.

Termination Fee: A fee of $2.50 will be charged to your Plan account if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page <Click Here>.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan account for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. See "Tax-Advantaged Retirement Plans" on page <Click Here>.

The Custodian deducts these Account Fees from your Plan account. These fees may be paid out of principal from the proceeds of the sale of Fund Shares in your Plan account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plan and the Planholders (or deducted from Fund dividends or distributions) are being paid by the Sponsor. Although there is no current intention to do so, the Fund and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plan or the Planholders (or deducted from Fund dividends or distributions).

KEEPING YOUR PLAN CURRENT

 Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15 year Plan for another 15 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page <Click Here>.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or protect against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

  To establish an Automatic Investment Program, you should complete a Preauthorized Electronic Transaction Form, attach a voided blank check or deposit slip, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then electronically draw against your bank account each month in the amount of the monthly Plan investment. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.
  To terminate your Automatic Investment Program, you must notify Boston Financial at least 5 days before the date of the next scheduled electronic transfer by calling Boston Financial at 1-800-225-5270 or writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

How to Establish, Change or Terminate a Government Allotment

  Members of the military may establish a government allotment by completing the appropriate government allotment form.
  You may change or terminate a government allotment at any time by giving notice to your government disbursing office.
  Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

You may qualify to pay lower Creation and Sales Charges on any new Plans that you purchase, or on existing Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you purchase a new Plan, or increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans which are registered to you or your immediate family. 10 year and 15 year plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. A letter of instruction for each new Plan that you are purchasing must be submitted at the same time that you send your notice.

Each Plan that you already own must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

  It has been completed and not redeemed; or
  It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or
  It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently becomes no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class A shares of the Funds at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend." Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page <Click Here>.

4. Federal Voluntary Income Tax Withholding

Boston Financial can withhold up to 28% of any dividend or other distribution paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts. This withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Fund. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plan in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

 You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

 There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages <Click Here>, <Click Here> and <Click Here>. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a letter of instruction for the new Face Amount.

Changes in the Face Amount of your Plan (increases or decreases) will not take effect until the Custodian receives written instructions in good order from you.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your changed Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your changed Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

 If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions as your last scheduled investment and are not subject to additional Creation and Sales Charges. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan.

9. Partial Redemption of Your Plan Shares

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may redeem less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to redeem up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial redemptions as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

 When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Your partial redemption request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any cash withdrawals or redemptions can be executed.

 Medallion Signature Guarantees May Be Required. If your partial redemption results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a medallion signature guarantee is required. A medallion signature guarantee is also required if the address of record has changed within the last 15 days and you wish to sell $10,000 or more of shares. A medallion signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the medallion signature that appears on your request. A medallion signature guarantee may not be provided by a notary public. The Custodian will accept medallion signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial redemptions by telephone by calling Boston Financial at 1-800-225-5270, as long as you are not withdrawing more than 90% or $100,000 from your Plan and your request does not require a signature guarantee.

Automated Clearing House or Bank Wire. You may also make partial redemptions via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10.00 fee will be charged for each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price for the partial redemption will be at the NAV calculated after your order is received in proper form. Partial redemption requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial redemption within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission ("SEC") has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

 Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial redemptions even if you replace the shares pursuant to the "replacement option" described in the following paragraph. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

Replacement Option. If you make a partial redemption of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale. The IRA annual contribution limits will apply for such purposes.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial redemption must be at least 25% of the amount redeemed or $500, whichever is less. Replacements of partial redemptions should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial redemptions and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial redemption and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial redemption and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. (NASD).

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Program prior to completing your Plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments within the first year of your Plan, you may want to consider discontinuing the Systematic Withdrawal Program because of the Creation and Sales Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

How to Start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on a monthly or quarterly basis. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time. To make program withdrawals by ACH or bank wire please follow the instructions set forth above in Section 9 under Partial Redemption of Your Plan Shares - Automated Clearing House or Bank Wire.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or part of your Plan, to a bank or other lending institution. You may not assign or transfer your rights in a Plan if it is a Fidelity Destiny IRA or other qualified retirement account, a UTMA Plan, or an UGMA Plan. Additional documentation may be required by the lending institution. To obtain further information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Custodian will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption.

Where to send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your cancellation request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page <Click Here>. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially redeem your Plan. See "Partial Redemption of Your Plan Shares" on page <Click Here>. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

 Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or redemptions can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your termination request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a signature guarantee on your termination request.

Automated Clearing House or Bank Wire. You may redeem your shares via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature, or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged on each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price of your fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the SEC has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

 Once you have completed your Plan, you may elect to hold shares of the Fund directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the Fund. To transfer your shares to the fund, you will need to complete a Fidelity fund application. An annual fee of $12 will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

 Fund shares held by you directly may be exchanged at NAV for Class A shares of any of the Fidelity funds that offer Advisor classes of shares or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, subject to minimum initial investment requirements. FMR is the investment adviser of Fidelity funds. For more information, see "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Exchanges between Destiny Plans II: N and Destiny Plans I: N (offered by means of a separate prospectus) are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: O or Destiny Plans II: O offered by means of separate prospectuses. Shares of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your former Plan under the same account registration as your terminated Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your Plan. When you reinstate your Plan, it will be the same type of Plan, and invest in the same class of Fund shares, as your terminated Plan, at the NAV of that Class next determined after your reinstatement request is accepted in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and rollover (reinstate) the assets into another tax-advantaged retirement account without any sales charge as often as you wish subject to regulatory limitations as long as the only difference in the account registration of the Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your Plan and redeemed your shares under the Cancellation and Refund Rights described on page <Click Here>, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial redemption privilege described on page <Click Here>.

When you reinstate your Plan, your Plan will resume at the same monthly investment number that would have been due if you had not terminated your Plan. Your reinstated Plan will be credited for all monthly investments made to your terminated Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares. For more information, see "Tax Consequences" on page <Click Here> of the Fund's prospectus.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

 Although a Plan may call for regular investments over a 10 year or 15 year period, neither the Sponsor nor the Custodian can terminate your Plan until 360 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" on page <Click Here>. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

 After 360 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

 The terms of the Plan are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plan is a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), and is registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity Systematic Investment Plans are currently offered for sale in all states.

In addition to the Plan offered in this prospectus there are currently three other series of Fidelity Systematic Investment Plans: Destiny Plans I: N, Destiny Plans I: O, and Destiny Plans II: O. A copy of a separate prospectus describing Destiny Plans I: N is available from your investment professional or from Fidelity Distributors Corporation. The O Plans have been closed to new investors since December 15, 1999.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Fund's prospectus beginning on page <Click Here>. Generally, shares of the Fund are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. 12b-1 fees may also be paid to these broker-dealers. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plan under a Custodian Agreement with the Sponsor and maintains custody of the Plan. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your financial representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

 You send your monthly Plan investments to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in Destiny Plans II: N purchase shares of Class A of the Fund. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plan, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. That successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below:

Ellyn A. McColgan, Director (2002 - present), is President and Operating Committee Member of Fidelity Personal Investments.

Jeffrey Carney, Director and President (2003 - present), is President of Fidelity Personal Investments.

Susan Boudrot, Chief Compliance Officer (2004 - present), is Senior Vice President of Fidelity Personal Investments.

Stuart Fross, Vice President and Secretary (2005 - present), is Senior Vice President and Deputy General Counsel of FMR.

Jane Greene, Treasurer and Controller (1999 - present), is an employee of FMR Corp.

Craig Huntley, Executive Vice President (2005 - present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

William F. Loehning, Executive Vice President (2003 - present), is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

Jay Freedman, Assistant Secretary (1999 - present), is Senior Vice President and Deputy General Counsel of FMR.

J. Gregory Wass, Assistant Treasurer (2000 - present), is an employee of FMR Corp.

Susan Sturdy, Assistant Secretary (2002 - present), is Associate General Counsel of FMR.

 During the twelve months ended September 30, 2005, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

 Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

ILLUSTRATIONS OF HYPOTHETICAL DESTINY PLANS II: N

DESTINY PLANS II: N

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($50 MONTHLY) PLAN

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 15 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1990 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Creation and Sales Charges(A)	Net Investment	Total Value of Plan(B)
1	-	12	Sept-91		$ 600.00	$ 300.00	$ 300.00	$ 348.20
13	-	24	Sept-92		 1,200.00	 0.00	 900.00	 1,007.04
25	-	36	Sept-93		 1,800.00	 0.00	 1,500.00	 1,937.25
37	-	48	Sept-94		 2,400.00	 0.00	 2,100.00	 2,778.11
49	-	60	Sept-95		 3,000.00	 0.00	 2,700.00	 4,187.03
61	-	72	Sept-96		 3,600.00	 0.00	 3,300.00	 5,427.19
73	-	84	Sept-97		 4,200.00	 0.00	 3,900.00	 7,933.69
85	-	96	Sept-98		 4,800.00	 0.00	 4,500.00	 8,971.58
97	-	108	Sept-99		 5,400.00	 0.00	 5,100.00	 12,187.72
109	-	120	Sept-00		 6,000.00	 0.00	 5,700.00	 15,133.67
121	-	132	Sept-01		 6,600.00	 0.00	 6,300.00	 11,359.84
133	-	144	Sept-02		 7,200.00	 0.00	 6,900.00	 9,915.40
145	-	156	Sept-03		 7,800.00	 0.00	 7,500.00	 12,462.51
157	-	168	Sept-04		 8,400.00	 0.00	 8,100.00	 14,344.35
169	-	180	Sept-05		 9,000.00	 0.00	 8,700.00	 16,241.81
				TOTAL	$ 9,000.00	$ 300.00	$ 8,700.00	$ 16,241.81

(A) Under the terms of this Plan out of an initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $300. If all 180 payments in the 15 year plan are made, total sales charges will amount to 3.33% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by Destiny II's fiscal year-end NAV.

DESTINY PLANS II: N

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($250 MONTHLY) PLAN

 The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a 15 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1990 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Creation and Sales Charges(A)	Net Investment	Total Value of Plan(B)
1	-	12	Sept-91		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 1,741.00
13	-	24	Sept-92		 6,000.00	 0.00	 4,500.00	 5,035.19
25	-	36	Sept-93		 9,000.00	 0.00	 7,500.00	 9,686.26
37	-	48	Sept-94		 12,000.00	 0.00	 10,500.00	 13,890.55
49	-	60	Sept-95		 15,000.00	 0.00	 13,500.00	 20,935.13
61	-	72	Sept-96		 18,000.00	 0.00	 16,500.00	 27,135.95
73	-	84	Sept-97		 21,000.00	 0.00	 19,500.00	 39,668.43
85	-	96	Sept-98		 24,000.00	 0.00	 22,500.00	 44,857.86
97	-	108	Sept-99		 27,000.00	 0.00	 25,500.00	 60,938.56
109	-	120	Sept-00		 30,000.00	 0.00	 28,500.00	 75,668.32
121	-	132	Sept-01		 33,000.00	 0.00	 31,500.00	 56,799.19
133	-	144	Sept-02		 36,000.00	 0.00	 34,500.00	 49,576.96
145	-	156	Sept-03		 39,000.00	 0.00	 37,500.00	 62,312.53
157	-	168	Sept-04		 42,000.00	 0.00	 40,500.00	 71,721.76
169	-	180	Sept-05		 45,000.00	 0.00	 43,500.00	 81,209.02
				TOTAL	$ 45,000.00	$ 1,500.00	$ 43,500.00	$ 81,209.02

(A) Under the terms of this Plan out of an initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $1,500. If all 180 payments in the 15 year plan are made, total sales charges will amount to 3.33% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by Destiny II's fiscal year-end NAV.

DESTINY PLANS II: N

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($50 MONTHLY) PLAN

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 10 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Total Value of Plan(B)
1	-	12	Sept-96		$ 600.00	$ 300.00	$ 300.00	$ 317.93
13	-	24	Sept-97		 1,200.00	 0.00	 900.00	 1,109.22
25	-	36	Sept-98		 1,800.00	 0.00	 1,500.00	 1,757.24
37	-	48	Sept-99		 2,400.00	 0.00	 2,100.00	 2,876.43
49	-	60	Sept-00		 3,000.00	 0.00	 2,700.00	 4,041.04
61	-	72	Sept-01		 3,600.00	 0.00	 3,300.00	 3,408.86
73	-	84	Sept-02		 4,200.00	 0.00	 3,900.00	 3,323.72
85	-	96	Sept-03		 4,800.00	 0.00	 4,500.00	 4,598.49
97	-	108	Sept-04		 5,400.00	 0.00	 5,100.00	 5,678.38
109	-	120	Sept-05		 6,000.00	 0.00	 5,700.00	 6,808.13
				TOTAL	$ 6,000.00	$ 300.00	$ 5,700.00	$ 6,808.13

(A) Under the terms of this Plan out of an initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $300. If all 120 payments in the 10 year plan are made, total sales charges will amount to 5.00% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by Destiny II's fiscal year-end NAV.

DESTINY PLANS II: N

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($250 MONTHLY) PLAN

 The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a 10 year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class A. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Total Value of Plan(B)
1	-	12	Sept-96		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 1,476.05
13	-	24	Sept-97		 6,000.00	 0.00	 4,500.00	 5,394.39
25	-	36	Sept-98		 9,000.00	 0.00	 7,500.00	 8,625.80
37	-	48	Sept-99		 12,000.00	 0.00	 10,500.00	 14,175.16
49	-	60	Sept-00		 15,000.00	 0.00	 13,500.00	 19,958.59
61	-	72	Sept-01		 18,000.00	 0.00	 16,500.00	 16,867.58
73	-	84	Sept-02		 21,000.00	 0.00	 19,500.00	 16,472.08
85	-	96	Sept-03		 24,000.00	 0.00	 22,500.00	 22,817.62
97	-	108	Sept-04		 27,000.00	 0.00	 25,500.00	 28,199.22
109	-	120	Sept-05		 30,000.00	 0.00	 28,500.00	 33,830.94
				TOTAL	$ 30,000.00	$ 1,500.00	$ 28,500.00	$ 33,830.94

(A) Under the terms of this Plan out of an initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for a total charge of $1,500. If all 120 payments in the 10 year plan are made, total sales charges will amount to 5.00% of the total investment in the Plan.

(B) The Plan commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Fund, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class A shares of the Fund. Total Value is determined by Destiny II's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture or custodian agreement, not a corporate charter.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans II: N:

 In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Systematic Investment Plans: Destiny Plans II: N (the "Plan") at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2005

Fidelity Systematic Investment Plans: Destiny Plans II: N
6.Financial Statements

Statement of Assets and Liabilities
September 30, 2005

Assets:
Securities of investment company: 25,169,923
 Class N shares of Destiny II held for investors, valued at net asset value of $11.66 per share (Note 1) (average cost $268,666,244) 		$ 293,481,302
Cash 		 11,747
Receivable for Class A Destiny II shares sold 		 72,224
 Total assets 		$ 293,565,273
Liabilities:
Payable for Class A Destiny II shares purchased 	$ 13,855
Payable to planholders for Class A of Destiny II shares sold 	 72,224
Payable to custodian, sponsor and broker/dealer (Note 3) 	 362,634
 Total liabilities 	 	 448,713
Net Assets (Note 2) (equivalent to $11.65 per share) 		$ 293,116,560

Statements of Operations

	Year Ended September 30, 2005	Year Ended September 30, 2004	Year Ended September 30, 2003
Investment Income:
Distributions received on Class A shares of Destiny II from net investment income 	$ 2,030,635	$ 154,031	$ 275,776
Expenses (Note 3):
Account fees 	 448,995	 504,425	 295,775
Net investment income (loss) 	 1,581,640	 (350,394)	 (19,999)
Realized and Unrealized Gain/(Loss) on Investments:
Complete and partial investment liquidations:
 Proceeds received (Note 3) 	 24,968,867	 14,144,043	 7,123,399
 Cost of Destiny II: A shares 	 (23,836,055)	 (13,049,393)	 (7,144,172)
Net realized gain/(loss) on investment liquidations 	 1,132,812	 1,094,650	 (20,773)
Net change in unrealized appreciation (depreciation) 	 18,758,185	 15,085,219	 16,413,457
Net realized and unrealized gain/(loss) on investments 	 19,890,997	 16,179,869	 16,392,684
Distributions received on Class A shares of Destiny II from net realized gains on investments 	 --	 --	 --
Net increase/(decrease) in net assets resulting from operations 	$ 21,472,637	$ 15,829,475	$ 16,372,685

The accompanying notes are an integral part of the financial statements.

Destiny Plans II: N - Financial Statements - continued

Statements of Changes in Net Assets Invested in Shares of Destiny II: N

	Year Ended September 30, 2005		Year Ended September 30, 2004		Year Ended September 30, 2003
	Amount	Shares	Amount	Shares	Amount	Shares
Net assets at beginning of period 	$ 215,796,055	 20,015,444	$ 137,335,136	 14,029,853	$ 65,641,764	 7,982,652
Additions during period:
 From investor payments 	 84,790,956		 85,435,716		 72,286,701
Less: Creation and Sales Charges (Note 3) 	 (4,332,819)		 (9,026,634)		 (10,019,065)
 Balance invested in Destiny II: Class A shares 	 80,458,137	 7,218,686	 76,409,082	 7,220,122	 62,267,636	 6,704,268
Net investment income/(loss) and net realized gains/(loss) on investments 	 1,581,640		 (350,394)		 (19,999)
Less: Cash distributions to investors 	 (2,576)		 (229)		 (536)
 Balance reinvested/(divested) in Destiny II: Class A shares 	 1,579,064	 131,058	 (350,623)	 (26,900)	 (20,535)	 234
Net realized gain/(loss) on investment liquidations 	 1,132,812		 1,094,650		 (20,773)
Net change in unrealized appreciation (depreciation) 	 18,758,185	 	 15,085,219	 	 16,413,457
 Total 	 317,724,253	 27,365,188	 229,573,464	 21,223,075	 144,281,549	 14,687,154
Deductions during period:
 Redemptions and cancellations of Destiny II: Class A shares paid to investors (Note 3) 	 (24,607,693)	 (2,195,265)	 (13,777,409)	 (1,207,631)	 (6,946,413)	 (657,301)
Net assets at end of period 	$ 293,116,560	 25,169,923	$ 215,796,055	 20,015,444	$ 137,335,136	 14,029,853

Destiny Plans II: N - Financial Highlights

	Year ended September 30, 2005	Year ended September 30, 2004	Year ended September 30, 2003
Selected Per-Share Data (Note 1)
Net asset value, beginning of period 	$ 10.78	$ 9.79	$ 8.22
Income (loss) from Investment Operations:
Net investment income (loss)A 	 0.07	 (0.02)	 (0.00)
Net realized and unrealized gain (loss) 	 0.87	 1.02	 1.60
Total from investment operations 	 0.94	 1.00	 1.60
Less Distributions 	 (0.07)	 (0.01)	 (0.03)
Net asset value, end of period 	$ 11.65	$ 10.78	$ 9.79
Total Return 	 8.73%	 10.22%	 19.82%
Ratios to Average Net Assets
Expenses 	 0.18%	 0.28%	 0.28%
Net investment income (loss) 	 0.62%	 (0.19)%	 (0.02)%

A Calculated based on average shares outstanding during the period.

Notes to Financial Statements

1. Significant Accounting Policies: The Plan is a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in the Class A shares of Fidelity Destiny Portfolios: Destiny II (the "Fund"). Accordingly, the financial statements of the Fund, not included in this report, should be read in conjunction with the Plan's financial statements. Destiny Plans II: N is for the accumulation of Class A shares of Fidelity Destiny Portfolios: Destiny II.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. These financial statements present an aggregate view of the individual Planholders' results of operations and financial position and accordingly, the reported net asset value per share and selected financial highlights may differ significantly from the Planholders' actual results due primarily to the timing of entry into the Plan and the varying face amounts of the Planholders' certificates. The following summarizes the significant accounting policies of the Plans:

Security Valuation. The investments in shares of Fidelity Destiny Portfolios: Destiny II are valued at the Fund's respective bid market price which is equal to the reported net asset value per share of the Fund at period end.

Federal Income Taxes. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

Transaction Dates. Fund share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

Cost Method. The investment in shares of the Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges and custodian fees, if applicable.

2. Plan Assets

 Destiny Plans II: N assets consisted of the following at September 30, 2005:

Systematic Investment Plans
Net payments received from investors on outstanding Plans 	$ 305,260,598
Deduct:
 Creation and Sales Charges 	 (40,959,913)
Net payments invested in Class A shares of Destiny II 	 264,300,685
Add:
 Distributions from net investment income reinvested 	 2,126,203
 Distributions from realized gains reinvested 	 2,237,248
 Unrealized appreciation/(depreciation) in Destiny II: Class A shares held at September 30, 2005 	 24,815,058
Deduct:
 Fees payable 	 (362,634)
 Net assets 	$ 293,116,560

Notes to Financial Statements - continued

3. Expenses, Deductions and Transactions with Affiliates:

Creation and Sales Charges

Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received Creation and Sales Charges from investments into the Plans. A portion of these sales charges are reallowed to financial intermediaries. Fidelity Distributors Corporation retained approximately $398,000, $84,000, and $890,000 as its portion of the Creation and Sales Charges on sales of Destiny Plans II: N during the years ended September 30, 2005, 2004, and 2003, respectively.

Creation and Sales Charges are assessed on any changes in the face amount of a Plan. These Creation and Sales Charges are paid by liquidating shares of the Plan and are included within the redemption proceeds reflected within the financial statements. For the years ended September 30, 2005, 2004, and 2003 the charges were $5,465, $975,148, and $748,727 for Destiny Plans II: N, respectively.

Account Fees

Planholders were also charged additional account fees for certain services provided by the Custodian as described below. The Custodian deducts these fees from the Planholder's account. The fees may be paid out of principal from the proceeds of the sale of fund shares in the Planholder's account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions.

Completed Plan and Inactive Account Fees: An annual fee of $12 is charged if Planholders completed their Plan but did not elect to hold Class A shares of the fund directly or did not complete their Plan and the Plan is not current. For the years ended September 30, 2005, 2004, and 2003, account fees of $118,639, $95,263, and $61,399 were charged to planholders of Destiny Plans II: N, respectively.

Fidelity Destiny IRA Maintenance Fee: If a Planholder has a Fidelity Destiny IRA, the Planholder is charged an annual $10 maintenance fee. For the years ended September 30, 2005, 2004, 2003, account fees of $330,356, $409,162, and $234,376 were charged to planholders of Destiny Plans II: N, respectively.

Fund Transactions

As more fully described in the underlying financial statements of the Fund, affiliates of the sponsor earn fees for services provided to the Fund.

Other Matters

On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Planholders. The Act is anticipated to go before the U.S. Senate by the end of calendar year of 2005.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors Corporation

(A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial condition presents fairly, in all material respects, the financial position of Fidelity Distributors Corporation at December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of the statement in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, MA
January 21, 2005

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

STATEMENT OF FINANCIAL CONDITION
December 31, 2004
(Dollars in thousands, except share amounts)

ASSETS

Receivables:
 Brokers and dealers 	$ 87,980
 Mutual funds 	 194,299
Investments, at market value (cost $22,974) 	 22,974
Deferred dealers concessions, net 	 99,969
Other assets 	 45
 Total Assets 	$ 405,267

LIABILITIES

Payables:
 Brokers and dealers 	$ 157,902
 Mutual funds 	 87,904
 Total Liabilities 	 245,806

STOCKHOLDER'S EQUITY

Preferred stock, 5% non cumulative, $100 par value; authorized 5,000 shares; issued and outstanding 4,750 shares 	 475
Common stock, $1 par value; authorized 1,000,000 shares; issued and outstanding 1,061 shares 	 1
Additional paid-in capital 	 132,292
Retained earnings 	 421,495
 554,263
 Less: Net Receivable from FMR Corp. 	 (394,802)
 Total Stockholder's Equity 	 159,461
 Total Liabilities and Stockholder's Equity 	$ 405,267

The accompanying notes are an integral part of the statement of financial condition.

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO STATEMENT OF FINANCIAL CONDITION
(Dollars in thousands)

A. Principal Business Activities:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds managed by an affiliate and is the sponsor of the Fidelity Destiny plans (the "contractual plans").

B. Summary of Significant Accounting Policies:

Use of Estimates

The preparation of the statement of financial condition in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of December 31, 2004. Actual results could differ from the estimates included in the statement of financial condition.

Investments

Investments consist of shares held in a Fidelity money market mutual fund and are stated at market value.

Receivables from and Payables to Brokers and dealers and Mutual funds

Included in the receivables from Brokers and dealers and Mutual funds and payables to Brokers and dealers and Mutual funds are mutual funds' purchase and redemption trades that are unsettled at December 31, 2004, and have contractual settlement dates beyond one day.

Impairment of Assets

The Company reviews its invested and long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the estimated future cash flows are less than the carrying amount of the asset, the asset is reduced to its net realizable value.

Deferred Dealers Concessions

Deferred dealers concessions of $99,969 are reported net of accumulated amortization of $319,193 as of December 31, 2004. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain Fidelity mutual funds' shares. The charges are amortized using the straight line basis method over one to five years and are entirely borne by an affiliate. In the event that the underlying mutual fund shares to which the deferred sale charge unit relates are redeemed earlier than the estimated life, the unamortized balance is written off and charged to an affiliate as described above.

Income Taxes

The Company is included in the consolidated federal and certain state income tax returns of FMR Corp. The Company is allocated by FMR Corp., a direct intercompany charge equivalent to the sum of applicable federal and state taxes on income due as if it were filing tax returns on an individual company basis.

The provision for deferred income taxes results from differences in the recognition of revenue and expense for tax and financial reporting purposes. At December 31, 2004, the Company's net deferred tax assets approximated $2,174 and are included in the net receivable from FMR Corp. The primary source of temporary differences which comprise the net deferred tax asset is pension expense.

NOTES TO STATEMENT OF FINANCIAL CONDITION (continued)

C. Transactions with FMR Corp. and Affiliated Companies:

The Company is party to several arrangements with affiliated companies related to marketing and distribution services. In addition, certain direct and indirect expenses incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

The Company participates in FMR Corp.'s noncontributory trusteed defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit sharing plans covering substantially all employees. Annual contributions to the profit sharing plans are based on either stated percentages of eligible employee compensation or employee contributions.

The Company follows Statement of Financial Accounting Standards (SFAS) 123, "Accounting for Stock-Based Compensation," which establishes a fair value based method of accounting for stock-based compensation. In December 2004, the Financial Accounting Standards Board (FASB) issued SFAS 123 (Revised 2004) "Share Based Payment." The Company does not believe that the adoption of this statement will have a material effect on its financial statements.

The Company participates in various FMR Corp. stock-based compensatory plans and is allocated a compensation charge that is amortized over the period in which it is earned. This charge is based on the change in the Net Asset Value of FMR Corp. stock, as defined.

All intercompany transactions with FMR Corp. and affiliated companies are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of the Company against its receivable from FMR Corp. In accordance with the agreement, liabilities of approximately $39,270 have been offset against the receivable from FMR Corp.

D. Commitments and Contingencies:

In 2004, individuals have filed suits in federal court against the Company, its Parent and other related parties alleging, among other things, that the defendants failed to adequately disclose revenue sharing and directed brokerage programs in the Funds' prospectuses. The Company intends to defend these cases vigorously.

E. Net Capital Requirement:

The Company is subject to the Securities and Exchange Commission's Uniform Net Capital Rule 15c3-1 (the "Rule"). The Company has elected to utilize the alternate method permitted by the rule which requires that minimum net capital, as defined, be the greater of $250 or 2% of aggregate debit items arising from customer transactions. At December 31, 2004, the Company had net capital of $19,414 of which $19,164 was in excess of its required net capital of $250.

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APPLICATION FOR FIDELITY DESTINY PLANS II: N

GENERAL INSTRUCTIONS

1. Please print clearly with a ballpoint pen.

Important: Application must be signed by both the Applicant(s) and Dealer.

2. *Detach and mail with the initial investment to:*

Note:
- If you have completed the Preauthorized Electronic Transaction Form a voided check *must be attached*.
- If you would like Boston Financial to automatically withhold income taxes from all distributions the Federal Voluntary Income Tax Withholding Form for Non-Retirement (Taxable) Accounts must be attached. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

3. If registering an account under the Uniform Gifts/Transfers to Minors Act, only one Custodian and one minor are allowed per account.

4. If registering an account as individual, joint tenants, or custodial account under the Uniform Gifts/Transfers to Minors Act, then supply the Social Security Number of the registered account owner who is to be taxed. If registering as a Uniform Gifts/Transfers to Minors, the child is the registered account owner. If registering an account as a trust, a corporation, partnership, organization, etc.; then supply the Employer Identification Number of the legal entity or organization that will report income and/or gains.

DESTINY PLANS II: N APPLICATION

Monthly Investment Amount: $____________

Total Plan Amount: $____________

Initial investment submitted herewith: $____________

No. of Investments: ☐ 120 (10-yr. Plan) ☐ 180 (15-yr. Plan)

My objective in adopting a long-term *Plan* of this nature is to accumulate *Fund Shares* for ______________________

Special Pricing applicable? Yes ☐ No ☐

If yes, associated account names and/or numbers and monthly investment unit ______________________ $ __________
______________________ $ __________
______________________ $ __________

Register Plan as follows:
(Please Print or Type)

Registrant's Taxpayer Identification Number or Social Security Number

Special Pricing Breakpoint
(Dealer-Use)

Individual ____
(First) (Middle Initial) (Last)

Joint Tenant ____
(Please Print Name of Joint Registrant, if applicable)† (First) (Middle Initial) (Last)

Gifts/Transfers to Minors ______________________ as Custodian for ______________________
(Custodian) (Minor)

under the ______________ Uniform Gifts/Transfers to Minors Act.
State

Mailing Address ____
Street City State Zip

Exempt from Backup Withholding ___ Yes ___ No

Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. For additional information please see IRS Form W-9.

Failure to provide us with a Form W-8 for each non U.S. person named on the account will result in the account being subject to backup withholding on all dividends, capital gains distributions and proceeds from redemptions of non-money market funds.

SIGNATURE: I (We) am (are) of legal age, have received and read Prospectuses for the Plans and the Portfolios and agree to their terms. I (we) understand that you will comply with instructions given by one registrant on joint accounts. Furthermore, I (we) hereby ratify any instructions, including telephone instructions or, for joint or trust accounts, written instructions signed by one registrant/trustee, given on this account and agree that the Plans, the Portfolios and the Custodian will not be liable for any loss, cost, or expense for acting upon such instructions (by telephone or in writing) believed by one or more of them to be genuine and in accordance with reasonable procedures designed to prevent unauthorized transactions. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

If I am a U.S. person (including a U.S. resident alien), I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or Taxpayer Identification Number provided is correct (or that I am waiting for a number to be issued to me); and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.) If I am not a U.S. person (including a U.S. resident alien), I am submitting IRS Form W-8 BEN, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding, with this form to certify my foreign status and, if applicable, claim tax treaty benefits.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

☐ I do not want the Telephone Redemption Privilege.

Must Complete:

Date ______________________ At ______________________
City State

X ______________________ X ______________________
Signature of Registrant/Custodian Signature of Joint Registrant (if any)†

Monthly Investment Date*: __________

A Preauthorized Electronic Form is attached: Yes ☐ No ☐

A Federal Tax Withholding Form is attached: Yes ☐ No ☐

Check box for Government Allotment: Yes ☐ No ☐

† If Joint Registration, both the Registrant and Joint Registrant must sign, and joint tenancy with right of survivorship will be created unless another form of ownership is clearly indicated.

Preassigned account number, if applicable ______________

* Investment Date will default to next business day should selected day fall on a weekend/holiday.

Make all checks payable to Destiny Plans II: N

DEALER ONLY SECTION

Dealer's No. ☐☐☐☐☐ – ☐☐☐

____
Firm Name (Print)

____
Home Office Address (Print)

____

X ______________________
Authorized Signature of Dealer

If documentation is to be mailed to Representative, please check and provide address below. ☐

Representative's No. ☐☐☐☐

____
Representative's Name (Print)

____
Branch Address (Print)

____

X ______________________
Representative's Signature

'Tear on Dotted Line'

Tear on Dotted Line

Preauthorized Electronic Transaction Form for State Street Bank and Trust Company

Fidelity Systematic Investment Plans

(Please print clearly with ballpoint pen)

Plan Name:	Account Number	Monthly Amount	Account Registration
Destiny Plans II: N			
Destiny Plans II: N			
Destiny Plans II: N			
Destiny Plans II: N			

Monthly Investment Date*: ____________ (Should coincide with Plans Application)

Month to Begin:__________ (Please note: Authorization to begin or change electronic transfers must be received no later than **fifteen business days** prior to date of requested change. Authorization to cancel an electronic transfer must be received no later than **five business days** prior to date of requested cancellation.)

* Investment Date will default to next business day should day selected fall on a weekend/holiday.

A voided check or deposit slip must be attached.

Authorization to electronically transfer money from your account to State Street Bank and Trust Company

Please print clearly with a ballpoint pen; it will be used as a mailing label to notify your bank.

Bank Name

Street/P.O. Box

City, State, Zip

I (We) hereby request that the State Street Bank and Trust Company collect deposits of funds to be made by me (us) monthly, pursuant to my (our) investment plan(s) described above, by electronically drawing against my (our) account(s).

As a convenience to me, I (we) hereby request and authorize you to electronically transfer money from my/our account to State Street Bank and Trust Company. This authority is to remain in effect until revoked in writing, and until you actually receive such notice.

I (We) hereby indemnify you from any and all liability that may arise from acting upon my/our instructions if reasonable procedures designed to prevent unauthorized transactions are followed.

X ______________________ X ______________________

X ______________________ X ______________________

Name of Depositor(s) *Signature of Depositor(s)*

Tear on Dotted Line

Fidelity Destiny Portfolios II
Federal Voluntary Income Tax Withholding Form for Non-Retirement (Taxable) Accounts

I hereby authorize and direct Boston Financial Data Services, Inc. (Boston Financial, administrative service agent for the Fidelity Systematic Investment Plans) to withhold federal income taxes on dividend and capital gains distributions paid by the Fidelity Destiny Portfolios to my Fidelity Destiny Plan account(s) at the rate(s) indicated below. I understand that all amounts withheld shall be submitted to the IRS as withholding on capital gains and dividend income and as a credit against my Federal income tax liability. Withholding will not apply to withdrawals. I will not be entitled to obtain a refund or credit of such amount or assert any other amounts withheld with respect to my Fidelity Destiny Plan account(s) except as may be available by filing an income tax return with the IRS. I understand that the amount withheld may be less than, equal to, or greater than the amount of corresponding Federal income tax liability. I shall hold harmless and indemnify Boston Financial, State Street Bank and Trust Company, Fidelity Systematic Investment Plans, Fidelity Destiny Portfolios: Destiny II, Fidelity Distributors Corporation (and its affiliates), and their respective agents against any and all loss, costs, damages, expenses, liabilities, and claims, including, without limitation, IRS claims, for such amounts.

I understand that written authorization and direction to begin or cancel withholding shall be implemented within 30 days of receipt in good order of the requested change by Boston Financial. I further understand that this authorization shall not be implemented if, in Boston Financial's sole judgement, any information necessary to do so has not been provided to or verified by Boston Financial. Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts.

Withholding: If you wish to elect federal withholding, please check the applicable box(es) and indicate an amount between 1 and 28%.

☐ Long-term capital gains ________%
☐ Short-term capital gains ________%
☐ Dividends ________%

______________________________ ______________________________
Name of Planholder (Please Print) *Name of Joint Tenant (Please Print)*

____
Social Security or Tax Identification Number

Please note: Voluntary federal income tax withholding for non-retirement accounts may not be an appropriate substitute for a taxpayer's estimated tax payment obligations. The election to have federal income tax withheld is not available to taxpayers subject to backup withholding or foreign persons subject to withholding on U.S.-source income. Consult your tax advisor as to the advisability of requesting voluntary federal income tax withholding. Boston Financial reserves the right to adjust downward automatically and without prior notice the rate at which federal income tax may be voluntarily withheld from your account as tax laws and rates change.

Plan Name:	Account Number(s)
Destiny Plans II: N	______________________________
Destiny Plans II: N	______________________________
Destiny Plans II: N	______________________________
Destiny Plans II: N	______________________________

X ______________________________ ______________________________
Signature of Planholder *Date*

X ______________________________ ______________________________
Signature of Joint Tenant *Date*

[This Page Intentionally Left Blank]

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity

Destiny® Portfolios

Destiny II - Class A (formerly Class N)*

(Fund 396, CUSIP 316127406)

Fidelity Systematic Investment Plans: Destiny Plans II: N (the "Destiny Plan"), a unit investment trust, invests in shares of Class A of the fund. Details of the Destiny Plan, including the Creation and Sales Charges, are discussed in the prospectus for the Destiny Plan. Prospective investors should read this prospectus in conjunction with the Destiny Plan's prospectus.

Prospectus

November 29, 2005

* Fidelity Advisor Destiny II Fund: Class A ("Class A"), a class of Fidelity Destiny Portfolios: Destiny II, was renamed effective July 12, 2005, in connection with the launch of new Advisor classes.

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

Destiny II seeks capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Class A, and compares Class A's performance to the performance of a market index and an average of the performance of similar funds over various periods of time and also illustrates the performance of the Destiny Plan. Returns for the fund do not include the effect of the Destiny Plan Creation and Sales Charges. Returns for the fund would be lower if the effect of the Destiny Plan Creation and Sales Charges were included. The returns for the Destiny Plans do include the effect of the Destiny Plan Creation and Sales Charges. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Destiny II - Class A
Calendar Years	2000	2001	2002	2003	2004
	-14.60%	-10.20%	-16.11%	19.16%	9.93%



During the periods shown in the chart for Class A of Destiny II:	Returns	Quarter ended
Highest Quarter Return	 12.30%	June 30, 2003
Lowest Quarter Return	 -15.86%	September 30, 2001
Year-to-Date Return	 -0.51%	September 30, 2005

Prospectus

Fund Summary - continued

Average Annual Returns - Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Life of classA
Destiny II
Class A - Return Before Taxes	 9.93%	 -3.37%	 -0.42%
 Return After Taxes on Distributions	 9.79%	 -3.93%	 -1.27%
 Return After Taxes on Distributions and Sale of Fund Shares	 6.63%	 -2.97%	 -0.56%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 -0.21%
Lipper Growth Funds Average (reflects no deduction for sales charges or taxes)	 9.70%	 -3.76%	--

A From April 30, 1999.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Average Annual Returns - Plans

The returns in the following table include the effect of the Destiny Plan Creation and Sales Charges for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Life of PlanA
Destiny Plans II: A	 -45.04%	 -5.38%	 -3.04%

A From April 30, 1999.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A shares of the fund but does not reflect the Destiny Plan Creation and Sales Charges. The annual class operating expenses provided below for Class A are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Class A do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class A
Sales charge (load) on purchases and reinvested distributions	NoneA
Deferred sales charge (load) on redemptions	NoneA

Annual operating expenses (paid from class assets)

Class A
Management fee	0.57%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.39%
Total annual class operating expensesB	1.21%

A Class A shares are sold to Destiny Plans without a sales charge.

B Effective July 12, 2005 FMR has voluntarily agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

Prospectus

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class A's annual return is 5% and that your shareholder fees and Class A's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Class A
1 year	$ 123
3 years	$ 372
5 years	$ 665
10 years	$ 1,466

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A operating expenses, would have been 1.10%.

Prospectus

Fund Basics

Investment Details

Investment Objective

Destiny II seeks capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Destiny II seeks capital growth.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Class A's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Class A's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Class A's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Prospectus

Fund Basics - continued

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

To contact Fidelity for account, product, and service information, please use the following phone numbers:

  Nationally (toll-free), 1-877-208-0098
  (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  In Alaska or Overseas (call collect), 1-617-330-3183 (8:00 a.m. - 6:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

Please use the following addresses:

Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may sell Class A shares of the fund through an investment professional. When you invest through an investment professional, the procedures for selling and exchanging Class A shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A shares of the fund, including a transaction fee if you sell Class A shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Shareholder Information - continued

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to the fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Transactions initiated by Destiny Plans will not count toward the fund's roundtrip limits and are exempt from the fund's excessive trade monitoring policy. The fund's excessive trade monitoring policy described above also does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the fund's satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity fund's Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity fund's Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the fund's policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The fund has an agreement with Fidelity Distributors Corporation (FDC) under which the fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Destiny Plan. Generally, State Street will hold all shares of the fund unless a Planholder elects to hold fund shares directly after completing or terminating the Destiny Plan. The terms of the offering of the Destiny Plan are contained in the Destiny Plan's prospectus.

The price to buy one share of Class A is the class's NAV. Class A shares are sold to the Destiny Plan without a sales charge. A Planholder that elects to hold shares directly after completing or terminating a Destiny Plan and wishes to make additional investments in Class A shares should contact an investment professional or Fidelity at 1-877-208-0098 to receive the appropriate prospectus.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Prospectus

Key Information
Wire

To Open an Account

  Call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.

To Add to an Account

  Call Fidelity at the appropriate number found in "General Information" for instructions.

Selling Shares

The following discussion relates only to those investors who hold shares of the fund directly.

The price to sell one share of Class A is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

Shareholder Information - continued

Key Information
Automatically
  Use Fidelity Systematic Exchange Program to exchange to the same class of another Fidelity fund that offers Advisor classes of shares or to certain Fidelity funds.
  Use Fidelity Systematic Withdrawal Program to set up periodic redemptions from your Class A account.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to the same class of other Fidelity funds that offers Advisor classes of shares or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. The exchange privilege is available only to those investors who hold shares of the fund directly.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.

Prospectus

  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following shareholder services are applicable only to those investors who hold shares of the fund directly.

Automatic Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Systematic Exchange Program
To move money from certain Fidelity money market funds to Class A of a Fidelity fund that offers Advisor classes of shares or from Class A of a Fidelity fund that offers Advisor classes of shares to the same class of another Fidelity fund.

Minimum $100	Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Systematic Withdrawal Program To set up periodic redemptions from your Class A account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Class A: Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Class A shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line® To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Prospectus

Distribution Options

The following distribution options are applicable only to those investors who hold shares of the fund directly.

When you open an account, specify how you want to receive your distributions. The following distribution options are available for Class A:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Class A shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Class A shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 31, 2005, FMRC had approximately $630.1 billion in discretionary assets under management.

Adam Hetnarski is vice president and manager of Destiny II, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Timothy Cohen.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended September 30, 2005, was 0.57% of the fund's average net assets.

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended September 30, 2005.

FMR may, from time to time, agree to reimburse Class A for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by Class A if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease Class A's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Because 12b-1 fees are paid out of Class A's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent or an affiliate may also make payments and reimbursements from their own resources to intermediaries for performing recordkeeping and administrative services that the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Class A's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended September 30,	2005H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) D 	 .13 E	 .04	 -G	 -G	 (.03)
Net realized and unrealized gain (loss) 	 .83	 .96	 1.59	 (1.70)	 (4.14)
Total from investment operations 	 .96	 1.00	 1.59	 (1.70)	 (4.17)
Distributions from net investment income 	 (.10)	 (.01)	 (.03)	 (.02)	 -
Distributions from net realized gain 	 -	 -	 -	 -	 (1.80)
Total distributions 	 (.10)	 (.01)	 (.03)	 (.02)	 (1.80)
Net asset value, end of period 	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return A,B,C 	 8.86%	 10.20%	 19.30%	 (17.10)%	 (28.32)%
Ratios to Average Net Assets F
Expenses before expense reductions 	 1.17%	 1.34%	 1.49%	 1.48%	 1.50%
Expenses net of voluntary waivers, if any 	 1.17%	 1.34%	 1.49%	 1.48%	 1.50%
Expenses net of all reductions 	 1.06%	 1.27%	 1.37%	 1.30%	 1.44%
Net investment income (loss) 	 1.14% E	 .40%	 -	 (.01)%	 (.23)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate 	 244%	 212%	 349%	 326%	 196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .74%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Other Matters

On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Services Financial Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The Lipper Large-Cap Core Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of Class A of the fund to an additional Lipper comparison category. The returns in the following table include the effect of Class A's maximum applicable front-end sales charge.

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Life of classA
Destiny II - Class A	 9.93%	 -3.37%	 -0.42%
Lipper Large-Cap Core Funds Average	 7.79%	 -3.45%	--

A From April 30, 1999.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

[This Page Intentionally Left Blank]

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-01796

Destiny, Fidelity Investments & (Pyramid) Design, and Fidelity Advisor Money Line are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.792232.102 DESIIN-pro-1105

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STATE STREET BANK AND TRUST COMPANY
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TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
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Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-877-208-0098

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

Fidelity (registered trademark)

Systematic

Investment Plans:

Destiny (regstered trademark) Plans I: O

Prospectus

November 29, 2005

(Destiny logo)

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I: O

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans I: O (formerly known as Destiny Plans I: Original) (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class O shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: O purchases Class O shares of Fidelity Destiny Portfolios: Destiny I (the "Fund").

The Plan deducts Creation and Sales Charges and certain other fees from each investment into the Plan. On 10 year Plans, the Creation and Sales Charges range from 8.24% on $6,000 Plans ($50 a month) to 0.64% on $1,200,000 Plans ($10,000 a month) of the total amount invested and range from 9.20% to 0.64% of the net amount invested. Total deductions range from 11.66% to 0.66% of the net amount invested. On 15 year Plans, the Creation and Sales Charges range from 8.67% on $9,000 Plans ($50 a month) to 0.61% on $1,800,000 Plans ($10,000 a month) of the total amount invested and range from 9.73% to 0.61% of the net amount invested. Total deductions range from 12.20% to 0.63% of the net amount invested. Class O shares of the Fund are subject to certain annual expenses, including management fees. The Creation and Sales Charges and other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section on page <Click Here>.

YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because a major portion of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class O shares and the full amount of the Creation and Sales Charges you have paid within 45 days after the date of the mailing of a written notice from the custodian. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described under "Your Cancellation and Refund Rights" on page <Click Here>. Class O shares of the Fund, which have been closed to new investors, are available to holders of existing Destiny Plans I: O only through the Plan described in this Prospectus. You do not have to purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Fund's investment adviser have investment objectives similar in many respects to those of the Fund. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plan.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the prospectus of the Plans, the prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios.

 On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Planholders. The Act is anticipated to go before the U.S. Senate by the end of the calendar year of 2005.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

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Page
Fidelity Systematic Investment Plans		<Click Here>
Table of Contents		<Click Here>
How the Fidelity Destiny Plans Can Help You Meet Your Objectives		<Click Here>
Investment Objective of the Fund		<Click Here>
How to Start a Destiny Plan		<Click Here>
	Tax-Advantaged Retirement Plans	<Click Here>
Fees and Expenses		<Click Here>
1.	Creation and Sales Charges	<Click Here>
2.	Custodian Fees and Other Service Charges	<Click Here>
Keeping Your Plan Current		<Click Here>
Dollar-Cost Averaging and Diversification		<Click Here>
Plan Features		<Click Here>
1.	Automatic Investment Program and Government Allotments	<Click Here>
2.	Rights of Accumulation	<Click Here>
3.	Distributions	<Click Here>
4.	Federal Voluntary Income Tax Withholding	<Click Here>
5.	Your Voting Rights	<Click Here>
6.	Making Advance Investments	<Click Here>
7.	Changing the Face Amount of Your Plan	<Click Here>
8.	Extended Investment Option	<Click Here>
9.	Partial Redemption of Your Plan Shares	<Click Here>
10.	Systematic Withdrawal Program	<Click Here>
11.	Transferring or Assigning Your Rights in a Plan	<Click Here>
12.	Transfer of Broker	<Click Here>
13.	Your Cancellation and Refund Rights	<Click Here>
14.	Terminating Your Plan	<Click Here>
15.	Completed Plans and Exchanges	<Click Here>
16.	Plan Reinstatement	<Click Here>
17.	Taxes	<Click Here>
18.	Termination of Your Plan by the Sponsor or Custodian	<Click Here>
Substitution of the Underlying Investment		<Click Here>
General		<Click Here>
The Custodian		<Click Here>
The Sponsor		<Click Here>
Illustrations of Hypothetical Destiny Plans		<Click Here>
Glossary		<Click Here>
Financial Statements		<Click Here>
Fidelity Destiny Portfolios Prospectus		<Click Here>

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of the shares of which is subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Fund at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class O shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

3. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments, assuming all your monthly investments were made. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 8.67% of your total investments. Accordingly, a Plan is not suited for short-term investments. See "Fees and Expenses" on page <Click Here>.

4. In addition to the Creation and Sales Charges, Planholders must pay additional fees to the Custodian. These fees relieve Planholders of the administrative details associated with the holding of securities. Some investors could perform these services for themselves if they were to purchase and hold the securities directly. An investor should weigh the value of the Custodian services against the cost of the Custodian Fees before making an investment decision. See "Fees and Expenses" on page <Click Here>.

INVESTMENT OBJECTIVE OF THE FUND

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Destiny I and Destiny II. Destiny I is a diversified mutual fund, an investment vehicle that pools shareholders' money and invests it in a number of different securities. The Fund's objective is to seek capital growth.

The Fund's investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Potentially using other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Fund's investment objective and principal investment strategies are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page <Click Here>.

For more information about the business experience of FMR, see "Fund Management" on page <Click Here> of the Fund's prospectus.

4.HOW TO START A DESTINY PLAN

To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you to choose either a 10 year Plan or a 15 year Plan, and the amount of your monthly investment. You should include a check in the amount of the first monthly investment, made payable to Destiny Plans I: O when you return the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or, if you are a member of the military, a government allotment, so that your monthly investments are automatically sent to the Plans. Planholders who elect to fund their accounts under an Automatic Investment Program or government allotment will incur a reduced Custodian Fee of $0.75 per automatic investment. See "Custodian Fees and Other Service Charges" on page <Click Here> and "Automatic Investment Program and Government Allotments"on page <Click Here>. After your Plan Application and initial investment are received in proper form by the Sponsor, the applicable Creation and Sales Charges, and other fees will be deducted. The balance of your investment will be invested in Class O shares of the Fund, and you will receive a confirmation statement showing the number of whole and fractional shares purchased for your Plan account.

If you do not establish an Automatic Investment Program or a government allotment, you may send subsequent monthly investments, made payable to Destiny Plans I: O directly to the Custodian, c/o Boston Financial Data Services, Inc. (Boston Financial), at P.O. Box 8300, Boston, Massachusetts 02266-8300. Subsequent investments in your Plan will also be applied toward the purchase of Class O shares of the Fund at the current net asset value ("NAV") of Class O after the deduction of any applicable Creation and Sales Charges and other fees.

Tax-Advantaged Retirement Plans

The Plan may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However, the only retirement plan made available to the general public by the Fund is the Fidelity Destiny IRA (which includes SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

Detailed information concerning the Fidelity Destiny IRA is available from the Sponsor or your representative. This information should be read carefully. The information describes the additional service fees charged for IRAs and describes generally the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual maintenance fee charged by the Custodian to each Fidelity Destiny IRA account is $10. This $10 fee will be deducted from Plan shares unless it is paid in advance.

FEES AND EXPENSES

Your Plan pays three kinds of fees: Creation and Sales Charges, Custodian Fees and Other Service Charges. Each of these fees is described in more detail below.

Your Plan also indirectly pays the fees imposed on Class O shares of the Fund, including management fees. Your Plan indirectly pays these fees because it invests in Class O shares of the Fund. For more information about the fees payable by the Fund, see "Fee Table" on page <Click Here> of the Fund's prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. After the first 12 investments, the charge drops to 3.60% or less on each subsequent investment for a 10 year Plan and 5.7% or less on each subsequent investment for a 15 year Plan. When you have completed a 10 year Plan (120 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.24% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The Creation and Sales Charges on the largest 10 year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 0.64% of your total Plan investments.

When you have completed a 15 year Plan (180 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.67% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15 year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 0.61% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments made, assuming all your monthly investments were made. See "Your Cancellation and Refund Rights" on page <Click Here>.

2. Custodian Fees and Other Service Charges

On minimum-sized Plans (10 or 15 years) the Custodian Fee is $1.10 per investment. On $75.00 per month Plans the Custodian Fee is $1.25 per investment, the Custodian Fee is $1.50 on larger Plans. Accounts established under an Automatic Investment Program or a government allotment after November 29, 1993 incur a reduced Custodian Fee of $0.75 per investment. See "Automatic Investment Program and Government Allotments" on page <Click Here>. The Custodian Fee charged per account at any one time may not exceed $5 per investment, regardless of the number of investments made. Thus, if the Planholder submits multiple investments into one account, such that the aggregate amount would result in a Custodian Fee of more than $5, the fee will instead be deducted at the maximum rate of $5.

 In addition to this fee, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal, as reimbursement for administrative costs. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

Account Fees. You may also pay additional fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. These fees are described below:

Completed Plan Fee: An annual fee will be charged if you have completed your Plan but have elected not to hold Class O shares of the Fund directly. See "Completed Plans and Exchanges" on page <Click Here>.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan account if you have not completed your Plan and your Plan is not current. See the "Keeping Your Plan Current" section on page <Click Here>.

Termination Fee: A fee of $2.50 will be charged to your Plan account if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page <Click Here>.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan account for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. See "Tax-Advantaged Retirement Plans" on page <Click Here>.

The Custodian deducts these Custodian Fees and Other Service Charges from your Plan account. These fees may be paid out of principal from the proceeds of the sale of Fund shares in your Plan account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plans and the Planholders (or deducted from Fund dividends or distributions) are being paid by the Sponsor. Although there is no current intention to do so, the Funds and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plans or the Planholders (or deducted from Fund dividends or distributions).

The following tables illustrate the effect of the Creation and Sales Charges and Custodian Fees on Plans with different monthly investment amounts and different Plan lengths.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10 Year Plans
(120 investments)

2.(Assumes that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 120	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 6,000.00	$ 25.00	$ 1.80	$ 494.40	8.24%	$ 1.10	$ 132.00	$ 626.40	$ 5,373.60	10.44%	11.66%
75.00	9,000.00	37.50	2.70	741.60	8.24	1.25	150.00	891.60	8,108.40	9.91	11.00
100.00	12,000.00	50.00	3.60	988.80	8.24	1.50	180.00	1,168.80	10,831.20	9.74	10.79
125.00	15,000.00	62.50	4.50	1,236.00	8.24	1.50	180.00	1,416.00	13,584.00	9.44	10.42
150.00	18,000.00	75.00	5.40	1,483.20	8.24	1.50	180.00	1,663.20	16,336.80	9.24	10.18
166.66	19,999.20	83.33	5.00	1,539.96	7.70	1.50	180.00	1,719.96	18,279.24	8.60	9.41
200.00	24,000.00	100.00	4.02	1,634.16	6.81	1.50	180.00	1,814.16	22,185.84	7.56	8.18
250.00	30,000.00	125.00	5.00	2,040.00	6.80	1.50	180.00	2,220.00	27,780.00	7.40	7.99
291.66	34,999.20	145.83	5.00	2,289.96	6.54	1.50	180.00	2,469.96	32,529.24	7.06	7.59
300.00	36,000.00	150.00	5.00	2,340.00	6.50	1.50	180.00	2,520.00	33,480.00	7.00	7.53
333.33	39,999.60	166.67	4.74	2,511.97	6.28	1.50	180.00	2,691.97	37,307.63	6.73	7.22
350.00	42,000.00	175.00	4.50	2,586.00	6.16	1.50	180.00	2,766.00	39,234.00	6.59	7.05
375.00	45,000.00	187.50	4.25	2,709.00	6.02	1.50	180.00	2,889.00	42,111.00	6.42	6.86
400.00	48,000.00	200.00	4.00	2,832.00	5.90	1.50	180.00	3,012.00	44,988.00	6.28	6.70
416.66	49,999.20	208.33	3.80	2,909.95	5.82	1.50	180.00	3,089.95	46,909.25	6.18	6.59
500.00	60,000.00	225.00	2.78	3,000.24	5.00	1.50	180.00	3,180.24	56,819.76	5.30	5.60
750.00	90,000.00	300.00	2.50	3,870.00	4.30	1.50	180.00	4,050.00	85,950.00	4.50	4.71
1,000.00	120,000.00	300.00	5.00	4,140.00	3.45	1.50	180.00	4,320.00	115,680.00	3.60	3.73
1,500.00	180,000.00	315.00	6.00	4,428.00	2.46	1.50	180.00	4,608.00	175,392.00	2.56	2.63
2,000.00	240,000.00	325.00	7.00	4,656.00	1.94	1.50	180.00	4,836.00	235,164.00	2.02	2.06
2,500.00	300,000.00	350.00	8.00	5,064.00	1.69	1.50	180.00	5,244.00	294,756.00	1.75	1.78
5,000.00	600,000.00	400.00	11.00	5,988.00	1.00	1.50	180.00	6,168.00	593,832.00	1.03	1.04
10,000.00	1,200,000.00	500.00	15.56	7,680.48	0.64	1.50	180.00	7,860.48	1,192,139.52	0.66	0.66

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 29, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page <Click Here>.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15 Year Plans
(180 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 180	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 9,000.00	$ 25.00	$ 2.86	$ 780.48	8.67%	$ 1.10	$ 198.00	$ 978.48	$ 8,021.52	10.87%	12.20%
75.00	13,500.00	37.50	4.06	1,132.08	8.39	1.25	225.00	1,357.08	12,142.92	10.05	11.18
100.00	18,000.00	50.00	5.41	1,508.88	8.38	1.50	270.00	1,778.88	16,221.12	9.88	10.97
125.00	22,500.00	62.50	6.76	1,885.68	8.38	1.50	270.00	2,155.68	20,334.32	9.58	10.60
150.00	27,000.00	75.00	5.70	1,857.60	6.88	1.50	270.00	2,127.60	24,872.40	7.88	8.55
166.66	29,998.80	83.33	6.33	2,063.40	6.88	1.50	270.00	2,333.40	27,665.40	7.78	8.43
200.00	36,000.00	100.00	7.43	2,448.24	6.80	1.50	270.00	2,718.24	33,281.76	7.55	8.17
250.00	45,000.00	125.00	9.29	3,060.72	6.80	1.50	270.00	3,330.72	41,669.28	7.40	7.99
291.66	52,498.80	145.83	6.73	2,880.60	5.49	1.50	270.00	3,150.60	49,348.20	6.00	6.38
300.00	54,000.00	150.00	5.04	2,646.72	4.90	1.50	270.00	2,916.72	51,083.28	5.40	5.71
333.33	59,999.40	166.67	5.24	2,879.97	4.80	1.50	270.00	3,149.97	56,849.43	5.25	5.54
350.00	63,000.00	175.00	5.31	2,992.08	4.75	1.50	270.00	3,262.08	59,737.92	5.18	5.46
375.00	67,500.00	187.50	4.65	3,030.75	4.49	1.50	270.00	3,300.75	64,199.25	4.89	5.14
400.00	72,000.00	200.00	3.80	3,038.40	4.22	1.50	270.00	3,308.40	68,691.60	4.60	4.82
416.66	74,998.00	208.33	3.78	3,134.95	4.18	1.50	270.00	3,404.95	71,593.85	4.54	4.76
500.00	90,000.00	225.00	5.36	3,600.48	4.00	1.50	270.00	3,870.48	86,129.52	4.30	4.49
750.00	135,000.00	300.00	8.70	5,061.60	3.75	1.50	270.00	5,331.60	129,668.40	3.95	4.11
1,000.00	180,000.00	300.00	15.54	6,210.72	3.45	1.50	270.00	6,480.72	173,519.28	3.60	3.73
1,500.00	270,000.00	315.00	17.52	6,723.36	2.49	1.50	270.00	6,993.36	263,006.64	2.59	2.66
2,000.00	360,000.00	325.00	18.57	7,019.76	1.95	1.50	270.00	7,289.76	352,710.24	2.02	2.07
2,500.00	450,000.00	350.00	20.26	7,603.68	1.69	1.50	270.00	7,873.68	442,126.32	1.75	1.78
5,000.00	900,000.00	400.00	25.00	9,000.00	1.00	1.50	270.00	9,270.00	890,730.00	1.03	1.04
10,000.00	1,800,000.00	500.00	29.64	10,979.52	0.61	1.50	270.00	11,249.52	1,788,750.48	0.62	0.63

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page <Click Here>.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
25 Year Plans
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)*

		CREATION AND SALES CHARGES		CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 15,000.00	$ 1,123.68	7.49%	$ 330.00	$ 1,453.68	$ 13,546.32	9.69%	10.73%
75.00	22,500.00	1,619.28	7.20	375.00	1,994.28	20,505.72	8.86	9.73
100.00	30,000.00	2,158.08	7.19	450.00	2,608.08	27,391.92	8.69	9.52
125.00	37,500.00	2,696.88	7.19	450.00	3,146.88	34,353.12	8.39	9.16
150.00	45,000.00	2,541.60	5.65	450.00	2,991.60	42,008.40	6.65	7.12
166.66	49,998.00	2,823.00	5.65	450.00	3,273.00	46,725.00	6.55	7.00
200.00	60,000.00	3,339.84	5.57	450.00	3,789.84	56,210.16	6.32	6.74
250.00	75,000.00	4,175.52	5.57	450.00	4,625.52	70,374.48	6.17	6.57
291.66	87,498.00	3,688.20	4.22	450.00	4,138.20	83,359.80	4.73	4.96
300.00	90,000.00	3,251.52	3.61	450.00	3,701.52	86,298.48	4.11	4.29
333.33	99,999.00	3,509.96	3.51	450.00	3,959.96	96,039.04	3.96	4.12
350.00	105,000.00	3,629.28	3.46	450.00	4,079.28	100,920.72	3.89	4.04
375.00	112,500.00	3,577.50	3.18	450.00	4,027.50	108,472.50	3.58	3.71
400.00	120,000.00	3,494.40	2.91	450.00	3,944.40	116,055.60	3.29	3.40
416.66	124,998.00	3,624.94	2.90	450.00	4,074.94	120,923.06	3.26	3.37
500.00	150,000.00	4,243.68	2.83	450.00	4,693.68	145,306.32	3.13	3.23
750.00	225,000.00	6,105.60	2.71	450.00	6,555.60	218,444.40	2.91	3.00
1,000.00	300,000.00	8,075.52	2.69	450.00	8,525.52	291,474.48	2.84	2.92
1,500.00	450,000.00	8,825.76	1.96	450.00	9,275.76	440,724.24	2.06	2.10
2,000.00	600,000.00	9,248.16	1.54	450.00	9,698.16	590,301.84	1.62	1.64
2,500.00	750,000.00	10,034.88	1.34	450.00	10,484.88	739,515.12	1.40	1.42
5,000.00	1,500,000.00	12,000.00	0.80	450.00	12,450.00	1,487,550.00	0.83	0.84
10,000.00	3,000,000.00	14,536.32	0.48	450.00	14,986.32	2,985,013.68	0.50	0.50

NOTES**:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* Please see page <Click Here> for a description of the Extended Investment Option.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 180 ADDITIONAL INVESTMENTS IS USED
30 Year Plans
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)*

		CREATION AND SALES CHARGES		CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 18,000.00	$ 1,123.68	 6.24%	$ 396.00	$ 1,519.68 	$ 16,480.32 	 8.44%	 9.22%
 75.00	 27,000.00	 1,619.28	 6.00	 450.00	 2,069.28 	 24,930.72 	 7.66	 8.30
 100.00	 36,000.00	 2,158.08	 5.99	 540.00	 2,698.08 	 33,301.92 	 7.49	 8.10
 125.00	 45,000.00	 2,696.88	 5.99	 540.00	 3,236.88 	 41,763.12 	 7.19	 7.75
 150.00	 54,000.00	 2,541.60	 4.71	 540.00	 3,081.60 	 50,918.40 	 5.71	 6.05
 166.66	 59,997.60	 2,823.00	 4.71	 540.00	 3,363.00 	 56,634.60 	 5.61	 5.94
 200.00	 72,000.00	 3,339.84	 4.64	 540.00	 3,879.84 	 68,120.16 	 5.39	 5.70
 250.00	 90,000.00	 4,175.52	 4.64	 540.00	 4,715.52 	 85,284.48 	 5.24	 5.53
 291.66	 104,997.60	 3,688.20	 3.51	 540.00	 4,228.20 	 100,769.40 	 4.03	 4.20
 300.00	 108,000.00	 3,251.52	 3.01	 540.00	 3,791.52 	 104,208.48 	 3.51	 3.64
 333.33	 119,998.80	 3,509.96 	 2.92	 540.00 	 4,049.96 	 115,948.84 	 3.38	 3.49
 350.00	 126,000.00	 3,629.28	 2.88	 540.00	 4,169.28 	 121,830.72 	 3.31	 3.42
 375.00	 135,000.00 	 3,577.50	 2.65	 540.00	 4,117.50	 130,882.50	 3.05	 3.15
 400.00	 144,000.00	 3,494.40	 2.43	 540.00	 4,034.40 	 139,965.60 	 2.80	 2.88
 416.66	 149,997.60	 3,624.94	 2.42	 540.00	 4,164.94	 145,832.66	 2.78	 2.86
 500.00	 180,000.00	 4,243.68	 2.36	 540.00	 4,783.68 	 175,216.32 	 2.66	 2.73
 750.00	 270,000.00	 6,105.60	 2.26	 540.00	 6,645.60 	 263,354.40 	 2.46	 2.52
 1,000.00	 360,000.00	 8,075.52	 2.24	 540.00	 8,615.52 	 351,384.48 	 2.39	 2.45
 1,500.00	 540,000.00	 8,825.76	 1.63	 540.00	 9,365.76 	 530,634.24 	 1.73	 1.77
 2,000.00	 720,000.00	 9,248.16	 1.25	 540.00	 9,788.16 	 710,211.84 	 1.36	 1.38
 2,500.00	 900,000.00	 10,034.88	 1.11	 540.00	 10,574.88 	 889,425.12 	 1.17	 1.19
 5,000.00	 1,800,000.00	 12,000.00	 0.67	 540.00	 12,540.00 	 1,787,460.00 	 0.70	 0.70
 10,000.00	 3,600,000.00	 14,536.32	 0.40	 540.00	 15,076.32 	 3,584,923.68 	 0.42	 0.42

NOTES**:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* Please see page <Click Here> for a description of the Extended Investment Option.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

A $50 MONTHLY INVESTMENT PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 494.40 132.00 626.40 5,373.60	 8.24 2.20 10.44 89.56	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 53.20 47.80	 321.60 26.40 348.00 852.00	 26.80 2.20 29.00 71.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 780.48 198.00 978.48 8,021.52	 8.67 2.20 10.87 89.13	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94
25 YEARS (300 INVESTMENTS)
Total Investments(B)	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 1,123.68 330.00 1,453.68 13,546.32	 7.49 2.20 9.69 90.31	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94
30 YEARS (360 INVESTMENTS)
Total Investments(B)	$ 18,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 1,123.68 396.00 1,519.68 16,480.32	 7.49 2.20 9.69 90.31	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94

* Assumes completion of your Plan.

NOTES**:

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account.

(B) The 25-year (300 investments) or 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per automatic investment for Plans established under an Automatic Investment Program or a government allotment, as described on page <Click Here>. The Custodian Fee may be increased as set forth in "Custodian Fees and Other Service Charges" on page 6.

** See "Custodian Fees and Other Service Charges" on page 6.

 Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

 After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10 year Plan and 6.07% of the net investment in Fund shares in the case of a 15 year Plan (before deduction of Custodian Fee).

 The amounts shown do not reflect the deduction of any of the Account Fees described on page 6.

KEEPING YOUR PLAN CURRENT

 Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15 year Plan for another 15 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

 If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page <Click Here>.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or protect against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments, and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

  To establish an Automatic Investment Program, you should complete a Preauthorized Electronic Transaction Form, attach a voided blank check or deposit slip, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then electronically draw against your bank account each month in the amount of the monthly Plan investment. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.
  To terminate your Automatic Investment Program, you must notify Boston Financial at least 5 days before the date of the next scheduled electronic transfer by calling Boston Financial at 1-800-225-5270 or by writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

How to Establish, Change or Terminate a Government Allotment

  Members of the military may establish a government allotment by completing the appropriate government allotment form.
  You may change or terminate a government allotment at any time by giving notice to your government disbursing office.
  Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

You may qualify to pay lower Creation and Sales Charges on existing Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans which are registered to you or your immediate family. 10 year and 15 year plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. A letter of instruction for each face change must be submitted at the same time that you send your notice.

Each Plan that you already own must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

  It has been completed and not redeemed; or
  It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or
  It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently becomes no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class O shares of the Fund at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend." Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page <Click Here>.

4. Federal Voluntary Income Tax Withholding

Boston Financial can withhold up to 28% of any dividend or other distribution paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts. This withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Fund. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plan in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

 You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

 There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages <Click Here>, <Click Here> and <Click Here>. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a letter of instruction for the new Face Amount.

Changes in the Face Amount of your Plan (increases or decreases) will not take effect until the Custodian receives written instructions in good order from you.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your changed Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your changed Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

 If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

 Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 360th monthly Plan investment.


9. Partial Redemption of Your Plan Shares

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may redeem less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to redeem up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial redemptions as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

 When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Your partial redemption request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any cash withdrawals or redemptions can be executed.

 Medallion Signature Guarantees May Be Required. If your partial redemption results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a medallion signature guarantee is required. A medallion signature guarantee is also required if the address of record has changed within the last 15 days and you wish to sell $10,000 or more of shares. A medallion signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A medallion signature guarantee may not be provided by a notary public. The Custodian will accept medallion signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial redemptions by telephone by calling Boston Financial at 1-800-225-5270, as long as you are not withdrawing more than 90% or $100,000 from your Plan and your request does not require a signature guarantee.

Automated Clearing House or Bank Wire. You may also make partial redemptions via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged for each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price for the partial redemption will be at the NAV calculated after your order is received in proper form. Partial redemption requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial redemption within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission ("SEC") has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

 Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial redemptions even if you replace the shares pursuant to the "replacement option" described in the following paragraph. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

Replacement Option. If you make a partial redemption of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale. The annual contribution limitation will apply for such purchases.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial redemption must be at least 25% of the amount redeemed or $500, whichever is less. Replacements of partial redemptions should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial redemptions and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial redemption and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial redemption and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. (NASD).

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Program prior to completing your Plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments, you may want to consider discontinuing the Systematic Withdrawal Program because of the Creation and Sales Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older, you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

How to Start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on a monthly or quarterly basis. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time. To make program withdrawals by ACH or bank wire please follow the instructions set forth above in Section 9 under Partial Redemption of Your Plan Shares - Automated Clearing House or Bank Wire.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or a part of, your Plan to a bank or other lending institution. You may not assign or transfer your rights in a Plan if it is a Fidelity Destiny IRA or other qualified retirement account, a UTMA Plan, or an UGMA Plan. Additional documentation may be required by the lending institution. To obtain additional information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Custodian will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares (including all Custodian Fees paid to date).

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees, which may amount to 2.2% of the total investments, are not subject to refund.

Where to Send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your cancellation request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page <Click Here>. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially redeem your Plan. See "Partial Redemption of Your Plan Shares" on page <Click Here>. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

 Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or redemptions can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your termination request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a signature guarantee on your termination request.

Automated Clearing House or Bank Wire. You may redeem your shares via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or the wire feature at least five days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P. O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged on each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price of your Fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the SEC has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

 Once you have completed your Plan, you may elect to hold shares of the Fund directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the funds. To transfer your shares to the fund, you will need to complete a Fidelity fund application. An annual fee of $12 will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

 Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Exchanges between Destiny Plans I: O and Destiny Plans II: O (offered by means of a separate prospectus) are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: N or Destiny Plans II: N offered by means of separate prospectuses. Shares of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your Plan under the same account registration as your terminated Plan. You must make your reinstatement within 90 days after the date you terminated your Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your Plan. When you reinstate your Plan, it will be the same type of Plan, and invest in the same class of Fund shares, as your terminated Plan, at the NAV of that class next determined after your reinstatement request is received in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and rollover (reinstate) the assets into another tax-advantaged retirement account without any sales charge as often as you wish subject to regulatory limitations as long as the only difference in the account registration of the Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your Plan and redeemed your shares under the Cancellation and Refund Rights described on page <Click Here>, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial redemption privilege described on page <Click Here>.

When you reinstate your Plan, your Plan will resume at the same monthly investment number that would have been due if you had not terminated your Plan. Your reinstated Plan will be credited for all monthly investments made to your terminated Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares. For more information, see "Tax Consequences" on page <Click Here> of the Fund's prospectus.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

 Although a Plan may call for regular investments over a 10 year or 15 year period, neither the Sponsor nor the Custodian can terminate your Plan until 360 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" on page <Click Here>. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

 After 360 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

 The terms of the Plan are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plan is a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), and is registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity Systematic Investment Plans are currently offered for sale in all states.

In addition to the Plan offered in this prospectus there are currently three other series of Fidelity Systematic Investment Plans: Destiny Plans II: O, Destiny Plans I: N (the "N Plan"), and Destiny Plans II: N (the "N Plan"). A copy of separate prospectuses describing the three Plans in detail is available from your investment professional or from Fidelity Distributors Corporation.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Fund's prospectus beginning on page <Click Here>. Generally, shares of the Fund are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plan under a Custodian Agreement with the Sponsor and maintains custody of the Plan. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your financial representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

You send your monthly Plan investments to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in Destiny Plans I: O purchase shares of Class O of the Fund. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plan, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. The successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below:

Ellyn A. McColgan, Director (2002 - present), is President and Operating Committee Member of Fidelity Personal Investments.

Jeffrey Carney, Director and President (2003 - present), is President of Fidelity Personal Investments.

Susan Boudrot, Chief Compliance Officer (2004 - present), is Senior Vice President of Fidelity Personal Investments.

Stuart Fross, Vice President and Secretary (2005 - present), is Senior Vice President and Deputy General Counsel of FMR.

Jane Greene, Treasurer and Controller (1999 - present), is an employee of FMR Corp.

Craig Huntley, Executive Vice President (2005 - present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

William F. Loehning, Executive Vice President (2003 - present), is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

Jay Freedman, Assistant Secretary (1999 - present), is Senior Vice President and Deputy General Counsel of FMR.

J. Gregory Wass, Assistant Treasurer (2000 - present), is an employee of FMR Corp.

Susan Sturdy, Assistant Secretary (2002 - present), is Associate General Counsel of FMR.

 During the twelve months ended September 30, 2005, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

 Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

ILLUSTRATIONS OF HYPOTHETICAL DESTINY PLANS

DESTINY PLANS I: O

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($50 MONTHLY) PLAN

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1990 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-91		$ 600.00	$ 300.00	$ 300.00	$ 13.20	 20.879	$ 328.64
13	-	24	Sept-92		 1,200.00	 34.32	 865.68	 13.20	 63.379	 953.21
25	-	36	Sept-93		 1,800.00	 34.32	 1,431.36	 13.20	 108.025	 1,821.30
37	-	48	Sept-94		 2,400.00	 34.32	 1,997.04	 13.20	 147.664	 2,613.65
49	-	60	Sept-95		 3,000.00	 34.32	 2,562.72	 13.20	 211.502	 3,972.02
61	-	72	Sept-96		 3,600.00	 34.32	 3,128.40	 13.20	 254.695	 5,198.33
73	-	84	Sept-97		 4,200.00	 34.32	 3,694.08	 13.20	 307.892	 7,721.92
85	-	96	Sept-98		 4,800.00	 34.32	 4,259.76	 13.20	 363.999	 8,947.10
97	-	108	Sept-99		 5,400.00	 34.32	 4,825.44	 13.20	 421.725	 11,192.57
109	-	120	Sept-00		 6,000.00	 34.32	 5,391.12	 13.20	 514.435	 11,363.87
121	-	132	Sept-01		 6,600.00	 34.32	 5,950.80	 13.20	 682.055	 7,884.55
133	-	144	Sept-02		 7,200.00	 34.32	 6,522.48	 13.20	 736.275	 6,854.72
145	-	156	Sept-03		 7,800.00	 34.32	 7,088.16	 13.20	 797.015	 8,814.99
157	-	168	Sept-04		 8,400.00	 34.32	 7,053.84	 13.20	 848.947	 10,060.02
169	-	180	Sept-05		 9,000.00	 34.32	 8,219.52	 13.20	 903.434	 12,205.39
				TOTAL	$ 9,000.00	$ 780.48	$ 8,219.52	$ 198.00		$ 12,205.39

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 10.87% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating the Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to Destiny I: O's fiscal year-end NAV.

DESTINY PLANS I: O

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($250 MONTHLY) PLAN

The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1990 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-91		$ 3,000.00 	$ 1,500.00 	$ 1,500.00	$ 18.00 	 107.890	$ 1,698.18
13	-	24	Sept-92		 6,000.00	 111.48	 4,388.52	 18.00	 328.593	 4,942.05
25	-	36	Sept-93		 9,000.00	 111.48	 7,277.04	 18.00	 560.471	 9,449.54
37	-	48	Sept-94		 12,000.00	 111.48	 10,165.56	 18.00	 766.366	 13,564.67
49	-	60	Sept-95		 15,000.00	 111.48	 13,054.08	 18.00	 1,097.881	 20,618.21
61	-	72	Sept-96		 18,000.00	 111.48	 15,942.60	 18.00	 1,322.229	 26,986.70
73	-	84	Sept-97		 21,000.00	 111.48	 18,831.12	 18.00	 1,598.502	 40,090.43
85	-	96	Sept-98		 24,000.00	 111.48	 21,719.64	 18.00	 1,889.888	 46,453.45
97	-	108	Sept-99		 27,000.00	 111.48	 24,608.16	 18.00	 2,189.675	 58,113.98
109	-	120	Sept-00		 30,000.00	 111.48	 27,496.68	 18.00	 2,671.129	 59,005.23
121	-	132	Sept-01		 33,000.00	 111.48	 30,385.20	 18.00	 3,541.600	 40,940.90
133	-	144	Sept-02		 36,000.00	 111.48	 33,273.72	 18.00	 3,823.290	 35,594.83
145	-	156	Sept-03		 39,000.00	 111.48	 36,162.24	 18.00	 4,138.860	 45,775.79
157	-	168	Sept-04		 42,000.00	 111.48	 39,050.76	 18.00	 4,408.664	 52,242.67
169	-	180	Sept-05		 45,000.00	 111.48	 41,939.28	 18.00	 4,691.732	 63,385.30
				TOTAL	$ 45,000.00 	$ 3,060.72 	$ 41,939.28	$ 270.00 		$ 63,385.30

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $1,500. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18.00. Deductions from the first 12 investments therefore total $1,518.00 or 50.60% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 7.4% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating the Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to Destiny I: O's fiscal year-end NAV.

DESTINY PLANS I: O

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($50 MONTHLY) PLAN

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept- 96		$ 600.00 	$ 300.00	$ 300.00	$ 13.20	 14.991	$ 305.96
13	-	24	Sept- 97		 1,200.00	 21.60	 878.40	 13.20	 42.618	 1,068.86
25	-	36	Sept- 98		 1,800.00	 21.60	 1,456.80	 13.20	 70.244	 1,726.61
37	-	48	Sept- 99		 2,400.00	 21.60	 2,035.20	 13.20	 98.478	 2,613.62
49	-	60	Sept- 00		 3,000.00	 21.60	 2,613.60	 13.20	 139.179	 3,074.48
61	-	72	Sept- 01		 3,600.00	 21.60	 3,192.00	 13.20	 213.636	 2,469.63
73	-	84	Sept- 02		 4,200.00	 21.60	 3,770.40	 13.20	 264.471	 2,462.23
85	-	96	Sept- 03		 4,800.00	 21.60	 4,349.80	 13.20	 322.153	 3,563.02
97	-	108	Sept- 04		 5,400.00	 21.60	 4,927.20	 13.20	 371.506	 4,402.35
109	-	120	Sept- 05		 6,000.00	 21.60	 5,505.60	 13.20	 420.906	 5,686.44
				TOTAL	$ 6,000.00 	$ 494.40	$ 5,505.60	$ 132.00		$ 5,686.44

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 10 years' investments are made, total sales charges and Custodian Fees amount to 10.44% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to Destiny I: O's fiscal year-end NAV.

DESTINY PLANS I: O

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($250 MONTHLY) PLAN

 The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept- 96		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 18.00	 77.462	$ 1,580.99
13	-	24	Sept- 97		 6,000.00	 60.00	 4,440.00	 18.00	 220.286	 5,524.78
25	-	36	Sept- 98		 9,000.00	 60.00	 7,380.00	 18.00	 363.107	 8,925.17
37	-	48	Sept- 99		 12,000.00	 60.00	 10,320.00	 18.00	 509.068	 13,510.66
49	-	60	Sept- 00		 15,000.00	 60.00	 13,260.00	 18.00	 719.478	 15,893.26
61	-	72	Sept- 01		 18,000.00	 60.00	 16,200.00	 18.00	 1,104.390	 12,766.75
73	-	84	Sept- 02		 21,000.00	 60.00	 19,140.00	 18.00	 1,367.201	 12,728.64
85	-	96	Sept- 03		 24,000.00	 60.00	 22,080.00	 18.00	 1,665.410	 18,419.43
97	-	108	Sept- 04		 27,000.00	 60.00	 25,020.00	 18.00	 1,920.554	 22,758.57
109	-	120	Sept- 05		 30,000.00	 60.00	 27,960.00	 18.00	 2,175.944	 29,397.00
				TOTAL	$ 30,000.00	$ 2,040.00	$ 27,960.00	$ 180.00		$ 29,397.00

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $1,500. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18.00. Deductions from the first 12 investments therefore total $1,518.00 or 50.6% of the first 12 monthly investments. If all of the 10 years' investments are made, total sales charges and Custodian Fees amount to 7.4% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $4.10 for Destiny Plans I: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to Destiny I: O's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture or custodian agreement, not a corporate charter.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: O:

 In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Systematic Investment Plans: Destiny Plans I: O (the "Plan") at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2005

Fidelity Systematic Investment Plans: Destiny Plans I: O
Financial Statements

Statement of Assets and Liabilities
September 30, 2005

Assets:
Securities of investment company: 213,181,724
 Class O shares of Destiny I held for investors, valued at net asset value of $13.51 per share (Note 1) (average cost $3,610,088,089) 		$ 2,880,085,091
Cash 		 26,860
Receivable for Class O Destiny I shares sold 		 2,325,874
 Total assets 		$ 2,882,437,825
Liabilities:
Payable for Class O Destiny I shares purchased 	$ 20,254
Payable to planholders for Class O Destiny I shares sold 	 2,325,874
Payable to custodian, sponsor and broker/dealers (Note 3) 	 1,008,407
 Total liabilities 		 3,354,535
Net Assets (Note 2) (equivalent to $13.51 per share) 		$ 2,879,083,290

Statements of Operations

	Year Ended September 30, 2005	Year Ended September 30, 2004	Year Ended September 30, 2003
Investment Income:
 Distributions received on Class O shares of Destiny I from net investment income 	$ 39,529,104	$ 24,344,627	$ 25,470,357
Expenses (Note 3):
Account Fees 	 683,646	 1,058,206	 761,130
Annual Service Charge 	 369,671	 395,487	 418,428
Total expenses 	 1,053,317	 1,453,693	 1,179,558
Net investment income/(loss) 	 38,475,787	 22,890,934	 24,290,799
Realized and Unrealized Gain/(Loss) on Investments:
Complete and partial investment liquidations:
 Proceeds received (Note 3) 	 581,888,618	 349,539,755	 215,876,995
 Cost of Destiny I: O shares 	 (778,429,069)	 (493,513,321)	 (361,998,128)
Net realized gain/(loss) on investment liquidations 	 (196,540,451)	 (143,973,566)	 (146,121,133)
Net change in unrealized appreciation(depreciation) 	 581,725,445	 364,034,802	 632,932,485
Net realized and unrealized gain/(loss) on investments 	 385,184,994	 220,061,236	 486,811,352
Distributions received on Class O shares of Destiny I from net realized gains on investments 	 --	 --	 --
Net increase/(decrease) in net assets resulting from operations 	$ 423,660,781	$ 242,952,170	$ 511,102,151

The accompanying notes are an integral part of the financial statements.

Destiny Plans I: O - Financial Statements - continued

Statements of Changes in Net Assets Invested in Shares of Destiny I: O

	Year Ended September 30, 2005		Year Ended September 30, 2004		Year Ended September 30, 2003
	Amount	Shares	Amount	Shares	Amount	Shares
Net assets at beginning of period 	$ 2,985,493,305	 252,042,615	$ 3,026,166,599	 273,725,686	$ 2,652,707,807	 285,078,515
Additions during period:
 From investor payments 	 58,222,549		 70,312,725		 83,224,563
Less: Creation and Sales Charges (Note 3) 	 (1,025,443)		 (1,143,911)		 (1,298,496)
 Custodian Fees (Note 3) 	 (311,792)		 (364,962)		 (435,712)
 Balance invested in Destiny I Class O shares 	 56,885,314	 4,458,468	 68,803,852	 5,554,380	 81,490,355	 7,597,224
Net investment income/(loss) and net realized gains/(loss) on investments 	 38,475,787		 22,890,934		 24,290,799
Less: Cash distributions to investors 	 (5,424,452)		 (3,423,539)		 (3,636,279)
 Balance reinvested in Destiny I: Class O shares 	 33,051,335	 2,609,947	 19,467,395	 1,657,638	 20,654,520	 2,068,796
Net realized gain/(loss) on investment liquidations 	 (196,540,451)		 (143,973,566)		 (146,121,133)
Net change in unrealized appreciation/ (depreciation) 	 581,725,445	 	 364,034,802	 	 632,932,485
 Total 	 3,460,614,948	 259,111,030	 3,334,499,082	 280,937,704	 3,241,664,034	 294,744,535
Deductions during period:
 Redemptions and cancellations of Destiny I Class O shares paid to investors (Note 3) 	 (581,531,658)	 (45,929,306)	 (349,005,777)	 (28,895,089)	 (215,497,435)	 (21,018,849)
Net assets at end of period 	$ 2,879,083,290	 213,181,724	$ 2,985,493,305	 252,042,615	$ 3,026,166,599	 273,725,686

Destiny Plans I: O - Financial Highlights

	Year Ended September 30, 2005	Year Ended September 30, 2004	Year Ended September 30, 2003
Selected Per-Share Data (Note 1)
Net asset value, beginning of period 	$ 11.85	$ 11.06	$ 9.31
Income (loss) from Investment Operations:
Net investment income (loss)A 	 0.16	 0.09	 0.09
Net realized and unrealized gain (loss) 	 1.66	 0.79	 1.75
Total from investment operations 	 1.82	 0.88	 1.84
Less Distributions 	 (0.16)	 (0.09)	 (0.09)
Net asset value, end of period 	$ 13.51	$ 11.85	$ 11.06
Total Return 	 15.46%	 7.96%	 19.94%
Ratios to Average Net Assets
Expenses 	 0.04%	 0.05%	 0.04%
Net investment income/(loss) 	 1.31%	 0.72%	 0.84%

A Calculated based on average shares outstanding during the period.

Notes to Financial Statements

1. Significant Accounting Policies: The Plan is a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in shares of Fidelity Destiny Portfolios: Destiny I (the "Fund"). Accordingly, the financial statements of the Fund, not included in this report, should be read in conjunction with the Plan's financial statements. Destiny Plans I: O is for the accumulation of Class O shares of Fidelity Destiny Portfolios: Destiny I. Destiny Plans I: O was closed to new investors on December 15, 1999.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. These financial statements present an aggregate view of the individual Planholders' results of operations and financial position and accordingly, the reported net asset value per share and selected financial highlights may differ significantly from the Planholders' actual results due primarily to the timing of entry in the Plan and the varying face amounts of the Planholders' certificates. The following summarizes the significant accounting policies of the Plan:

Security Valuation. The investments in shares of Fidelity Destiny Portfolios: Destiny I are valued at the Fund's bid market price which is equal to the reported net asset value per share of the Fund at period end.

Federal Income Taxes. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

Transaction Dates. Fund share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

Cost Method. The investment in shares of the Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance fees, if applicable.

2. Plan Assets

Destiny Plans I: O assets consisted of the following at September 30, 2005:

Systematic Investment Plans
Net payments received from investors on outstanding Plans 	$ 1,199,096,475
Deduct:
 Creation and Sales Charges 	 (45,177,362)
 Custodian Fees 	 (7,465,477)
 Total deductions 	 (52,642,839)
Net payments invested in Class O shares of Destiny I 	 1,146,453,636
Add:
 Distributions from net investment income reinvested 	 345,521,340
 Distributions from realized gains reinvested 	 2,118,119,719
 Unrealized appreciation/(depreciation) in Destiny I Class O shares held at September 30, 2005 	 (730,002,998)
Deduct:
 Fees payable 	 (1,008,407)
 Net assets 	$ 2,879,083,290

Notes to Financial Statements - continued

3. Expenses, Deductions and Transactions with Affiliates:

Creation and Sales Charges and Custodian Fees

Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received Creation and Sales Charges from investments into the Plan. A portion of these sales charges were reallowed to financial intermediaries. Fidelity Distributors Corporation retained approximately $245,000, $301,000, and $356,000 as its portion of the Creation and Sales Charges on sales of Destiny Plans I: O during the years ended September 30, 2005, 2004, and 2003, respectively.

Creation and Sales Charges are assessed on any changes in the face amount of a Plan. These Creation and Sales Charges are paid by liquidating shares of the Plan and are included within the redemption proceeds reflected within the financial statements. For the years ended September 30, 2005, 2004, and 2003, the charges were $22,861, $294,756, and $461,953 for Destiny Plans I: O, respectively.

Under the terms of a Custodian Agreement, investments into the Plan are charged certain fees based upon the amount, nature and date that an account is established.

Annual Service Charge

The Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal as reimbursement for administrative expenses. The amount of such charge is determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the years ended September 30, 2005, 2004, and 2003, the charge was $4.10, $3.91, and $3.82, respectively, for Destiny Plans I: O per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

Account Fees

Planholders were also charged additional account fees for certain services provided by the Custodian as described below. The Custodian deducts these fees from the Planholder's account. The fees may be paid out of principal from the proceeds of the sale of Fund shares in the Planholder's account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions.

Completed Plan and Inactive Account Fees: An annual fee of $12 is charged if Planholders completed their Plan but did not elect to hold Class O shares of the fund directly or did not complete their Plan and the Plan is not current. For the years ended September 30, 2005, 2004, and 2003, account fees of $389,128, $598,999, and $435,432 were charged to planholders of Destiny Plans I: O, respectively.

Fidelity Destiny IRA Maintenance Fee: If a Planholder has a Fidelity Destiny IRA, the Planholder is charged an annual $10 maintenance fee. For the years ended September 30, 2005, 2004, and 2003, account fees of $294,518, $459,207, and $325,698 were charged to planholders of Destiny Plans I: O, respectively.

Fund Transactions

As more fully described in the underlying financial statements of the Funds, affiliates of the sponsor earn fees for services provided to the Funds.

Other Matters

On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Planholders. The Act is anticipated to go before the U.S. Senate by the end of the calendar year of 2005.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors Corporation

(A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial condition presents fairly, in all material respects, the financial position of Fidelity Distributors Corporation at December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of the statement in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, MA
January 21, 2005

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

STATEMENT OF FINANCIAL CONDITION
December 31, 2004
(Dollars in thousands, except share amounts)

ASSETS

Receivables:
 Brokers and dealers 	$ 87,980
 Mutual funds 	 194,299
Investments, at market value (cost $22,974) 	 22,974
Deferred dealers concessions, net 	 99,969
Other assets 	 45
 Total Assets 	$ 405,267

LIABILITIES

Payables:
 Brokers and dealers 	$ 157,902
 Mutual funds 	 87,904
 Total Liabilities 	 245,806

STOCKHOLDER'S EQUITY

Preferred stock, 5% non cumulative, $100 par value; authorized 5,000 shares; issued and outstanding 4,750 shares 	 475
Common stock, $1 par value; authorized 1,000,000 shares; issued and outstanding 1,061 shares 	 1
Additional paid-in capital 	 132,292
Retained earnings 	 421,495
 554,263
 Less: Net Receivable from FMR Corp. 	 (394,802)
 Total Stockholder's Equity 	 159,461
 Total Liabilities and Stockholder's Equity 	$ 405,267

The accompanying notes are an integral part of the statement of financial condition.

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO STATEMENT OF FINANCIAL CONDITION
(Dollars in thousands)

A. Principal Business Activities:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds managed by an affiliate and is the sponsor of the Fidelity Destiny plans (the "contractual plans").

B. Summary of Significant Accounting Policies:

Use of Estimates

The preparation of the statement of financial condition in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of December 31, 2004. Actual results could differ from the estimates included in the statement of financial condition.

Investments

Investments consist of shares held in a Fidelity money market mutual fund and are stated at market value.

Receivables from and Payables to Brokers and dealers and Mutual funds

Included in the receivables from Brokers and dealers and Mutual funds and payables to Brokers and dealers and Mutual funds are mutual funds' purchase and redemption trades that are unsettled at December 31, 2004, and have contractual settlement dates beyond one day.

Impairment of Assets

The Company reviews its invested and long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the estimated future cash flows are less than the carrying amount of the asset, the asset is reduced to its net realizable value.

Deferred Dealers Concessions

Deferred dealers concessions of $99,969 are reported net of accumulated amortization of $319,193 as of December 31, 2004. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain Fidelity mutual funds' shares. The charges are amortized using the straight line basis method over one to five years and are entirely borne by an affiliate. In the event that the underlying mutual fund shares to which the deferred sale charge unit relates are redeemed earlier than the estimated life, the unamortized balance is written off and charged to an affiliate as described above.

Income Taxes

The Company is included in the consolidated federal and certain state income tax returns of FMR Corp. The Company is allocated by FMR Corp., a direct intercompany charge equivalent to the sum of applicable federal and state taxes on income due as if it were filing tax returns on an individual company basis.

The provision for deferred income taxes results from differences in the recognition of revenue and expense for tax and financial reporting purposes. At December 31, 2004, the Company's net deferred tax assets approximated $2,174 and are included in the net receivable from FMR Corp. The primary source of temporary differences which comprise the net deferred tax asset is pension expense.

NOTES TO STATEMENT OF FINANCIAL CONDITION (continued)

C. Transactions with FMR Corp. and Affiliated Companies:

The Company is party to several arrangements with affiliated companies related to marketing and distribution services. In addition, certain direct and indirect expenses incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

The Company participates in FMR Corp.'s noncontributory trusteed defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit sharing plans covering substantially all employees. Annual contributions to the profit sharing plans are based on either stated percentages of eligible employee compensation or employee contributions.

The Company follows Statement of Financial Accounting Standards (SFAS) 123, "Accounting for Stock-Based Compensation," which establishes a fair value based method of accounting for stock-based compensation. In December 2004, the Financial Accounting Standards Board (FASB) issued SFAS 123 (Revised 2004) "Share Based Payment." The Company does not believe that the adoption of this statement will have a material effect on its financial statements.

The Company participates in various FMR Corp. stock-based compensatory plans and is allocated a compensation charge that is amortized over the period in which it is earned. This charge is based on the change in the Net Asset Value of FMR Corp. stock, as defined.

All intercompany transactions with FMR Corp. and affiliated companies are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of the Company against its receivable from FMR Corp. In accordance with the agreement, liabilities of approximately $39,270 have been offset against the receivable from FMR Corp.

D. Commitments and Contingencies:

In 2004, individuals have filed suits in federal court against the Company, its Parent and other related parties alleging, among other things, that the defendants failed to adequately disclose revenue sharing and directed brokerage programs in the Funds' prospectuses. The Company intends to defend these cases vigorously.

E. Net Capital Requirement:

The Company is subject to the Securities and Exchange Commission's Uniform Net Capital Rule 15c3-1 (the "Rule"). The Company has elected to utilize the alternate method permitted by the rule which requires that minimum net capital, as defined, be the greater of $250 or 2% of aggregate debit items arising from customer transactions. At December 31, 2004, the Company had net capital of $19,414 of which $19,164 was in excess of its required net capital of $250.

[This Page Intentionally Left Blank]

APPLICATION FOR
FIDELITY DESTINY PLANS I: O

GENERAL INSTRUCTIONS

Effective December 15, 1999, this application is available ONLY for clients changing face amounts or re-registering existing Class O Plans.

1. Please print clearly with a ballpoint pen.

Important: Application must be signed by both the Applicant(s) and Dealer.

2. *Detach and mail with the initial investment to:*

Note:
- If you have completed the Preauthorized Electronic Transaction Form a voided check *must be attached*.
- If you would like Boston Financial to automatically withhold income taxes from all distributions the Federal Voluntary Income Tax Withholding Form for Non-Retirement (Taxable) Accounts must be attached. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

3. If registering an account under the Uniform Gifts/Transfers to Minors Act, only one Custodian and one minor are allowed per account.

4. If registering an account as individual, joint tenants, or custodial account under the Uniform Gifts/Transfers to Minors Act, then supply the Social Security Number of the registered account owner who is to be taxed. If registering as a Uniform Gifts/Transfers to Minors, the child is the registered account owner. If registering an account as a trust, a corporation, partnership, organization, etc.; then supply the Employer Identification Number of the legal entity or organization that will report income and/or gains.

Tear on Dotted Line

DESTINY PLANS I: O APPLICATION

Monthly Investment Amount: $____________

Total Plan Amount: $____________

Initial investment submitted herewith: $____________

No. of Investments: ☐ 120 (10-yr. Plan) ☐ 180 (15-yr. Plan)

My objective in adopting a long-term *Plan* of this nature is to accumulate *Fund Shares* for ____________________

Special Pricing applicable? Yes ☐ No ☐

If yes, associated account names and/or numbers and monthly investment unit

____________________ $ __________
____________________ $ __________
____________________ $ __________

Register Plan as follows:
(Please Print or Type)

Registrant's Taxpayer Identification Number or Social Security Number	Special Pricing Breakpoint (Dealer-Use)

Individual ____
(First) (Middle Initial) (Last)

Joint Tenant ____
(Please Print Name of Joint Registrant, if applicable)† (First) (Middle Initial) (Last)

Gifts/Transfers to Minors ____________________ as Custodian for ____________________
(Custodian) (Minor)

under the ______________ Uniform Gifts/Transfers to Minors Act.
State

Mailing Address ____
Street City State Zip

Exempt from Backup Withholding ___ Yes ___ No

Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. For additional information please see IRS Form W-9.

Failure to provide us with a Form W-8 for each non U.S. person named on the account will result in the account being subject to backup withholding on all dividends, capital gains distributions and proceeds from redemptions of non-money market funds.

SIGNATURE: I (We) am (are) of legal age, have received and read Prospectuses for the Plans and the Portfolios and agree to their terms. I (we) understand that you will comply with instructions given by one registrant on joint accounts. Furthermore, I (we) hereby ratify any instructions, including telephone instructions or, for joint or trust accounts, written instructions signed by one registrant/trustee, given on this account and agree that the Plans, the Portfolios and the Custodian will not be liable for any loss, cost, or expense for acting upon such instructions (by telephone or in writing) believed by one or more of them to be genuine and in accordance with reasonable procedures designed to prevent unauthorized transactions. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

If I am a U.S. person (including a U.S. resident alien), I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or Taxpayer Identification Number provided is correct (or that I am waiting for a number to be issued to me); and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.) If I am not a U.S. person (including a U.S. resident alien), I am submitting IRS Form W-8 BEN, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding, with this form to certify my foreign status and, if applicable, claim tax treaty benefits.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

☐ I do not want the Telephone Redemption Privilege.

Must Complete: Date ____________________ At ____________________
City State

X ____________________ X ____________________
Signature of Registrant/Custodian Signature of Joint Registrant (if any)†

Monthly Investment Date*: __________

A Preauthorized Electronic Form is attached: Yes ☐ No ☐

A Federal Tax Withholding Form is attached: Yes ☐ No ☐

Check box for Government Allotment: Yes ☐ No ☐

* Investment Date will default to next business day should selected day fall on a weekend/holiday.

† If Joint Registration, both the Registrant and Joint Registrant must sign, and joint tenancy with right of survivorship will be created unless another form of ownership is clearly indicated.

Preassigned account number, if applicable ______________

Make all checks payable to Destiny Plans I: O

DEALER ONLY SECTION

Dealer's No. ☐☐☐☐☐–☐☐☐

If documentation is to be mailed to Representative, please check and provide address below. ☐

Representative's No. ☐☐☐☐

____
Firm Name (Print)

____
Home Office Address (Print)

____

X ____________________
Authorized Signature of Dealer

____
Representative's Name (Print)

____
Branch Address (Print)

____

X ____________________
Representative's Signature

Preauthorized Electronic Transaction Form
for State Street Bank and Trust Company

Fidelity Systematic Investment Plans

(Please print clearly with ballpoint pen)

Plan Name:	Account Number	Monthly Amount	Account Registration
Destiny Plans I: O			
Destiny Plans I: O			
Destiny Plans I: O			
Destiny Plans I: O			

Monthly Investment Date*: ____________ (Should coincide with Plans Application)

Month to Begin:__________(Please note: Authorization to begin or change electronic transfers must be received no later than **fifteen business days** prior to date of requested change. Authorization to cancel an electronic transfer must be received no later than **five business days** prior to date of requested cancellation.)

* Investment Date will default to next business day should day selected fall on a weekend/holiday.

A voided check or deposit slip must be attached.

Authorization to electronically transfer money from your account to State Street Bank and Trust Company

Please print clearly with a ballpoint pen; it will be used as a mailing label to notify your bank.

Bank Name

Street/P.O. Box

City, State, Zip

I (We) hereby request that the State Street Bank and Trust Company collect deposits of funds to be made by me (us) monthly, pursuant to my (our) investment plan(s) described above, by electronically drawing against my (our) account(s).

As a convenience to me, I (we) hereby request and authorize you to electronically transfer money from my/our account to State Street Bank and Trust Company. This authority is to remain in effect until revoked in writing, and until you actually receive such notice.

I (We) hereby indemnify you from any and all liability that may arise from acting upon my/our instructions if reasonable procedures designed to prevent unauthorized transactions are followed.

X ______________________

X ______________________

Name of Depositor(s)

X ______________________

X ______________________

Signature of Depositor(s)

Tear on Dotted Line

Tear on Dotted Line

Fidelity Destiny Portfolios I
Federal Voluntary Income Tax Withholding Form
for Non-Retirement (Taxable) Accounts

I hereby authorize and direct Boston Financial Data Services, Inc. (Boston Financial, administrative service agent for the Fidelity Systematic Investment Plans) to withhold federal income taxes on dividend and capital gains distributions paid by the Fidelity Destiny Portfolios to my Fidelity Destiny Plan account(s) at the rate(s) indicated below. I understand that all amounts withheld shall be submitted to the IRS as withholding on capital gains and dividend income and as a credit against my Federal income tax liability. Withholding will not apply to withdrawals. I will not be entitled to obtain a refund or credit of such amount or assert any other amounts withheld with respect to my Fidelity Destiny Plan account(s) except as may be available by filing an income tax return with the IRS. I understand that the amount withheld may be less than, equal to, or greater than the amount of corresponding Federal income tax liability. I shall hold harmless and indemnify Boston Financial, State Street Bank and Trust Company, Fidelity Systematic Investment Plans, Fidelity Destiny Portfolios: Destiny I, Fidelity Distributors Corporation (and its affiliates), and their respective agents against any and all loss, costs, damages, expenses, liabilities, and claims, including, without limitation, IRS claims, for such amounts.

I understand that written authorization and direction to begin or cancel withholding shall be implemented within 30 days of receipt in good order of the requested change by Boston Financial. I further understand that this authorization shall not be implemented if, in Boston Financial's sole judgement, any information necessary to do so has not been provided to or verified by Boston Financial. Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts.

Withholding: If you wish to elect federal withholding, please check the applicable box(es) and indicate an amount between 1 and 28%.

☐ Long-term capital gains __________%
☐ Short-term capital gains __________%
☐ Dividends __________%

____
Name of Planholder (Please Print)

____
Name of Joint Tenant (Please Print)

____
Social Security or Tax Identification Number

Please note: Voluntary federal income tax withholding for non-retirement accounts may not be an appropriate substitute for a taxpayer's estimated tax payment obligations. The election to have federal income tax withheld is not available to taxpayers subject to backup withholding or foreign persons subject to withholding on U.S.-source income. Consult your tax advisor as to the advisability of requesting voluntary federal income tax withholding. Boston Financial reserves the right to adjust downward automatically and without prior notice the rate at which federal income tax may be voluntarily withheld from your account as tax laws and rates change.

Plan Name:	Account Number(s)
Destiny Plans I: O	______________________________
Destiny Plans I: O	______________________________
Destiny Plans I: O	______________________________
Destiny Plans I: O	______________________________

X ______________________________
Signature of Planholder

____
Date

X ______________________________
Signature of Joint Tenant

____
Date

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity

Destiny® Portfolios

Destiny I - Class O

(Fund 006, CUSIP 316127109)

Shares of Class O of the fund are only available to the general public through the Fidelity Systematic Investment Plans: Destiny Plans I: O (the "Destiny Plan"), a unit investment trust. Details of the Destiny Plan, including the Creation and Sales Charges and the Custodian Fees, are discussed in the prospectus for the Destiny Plan. Prospective investors should read this prospectus in conjunction with the Destiny Plan's prospectus.

Prospectus

November 29, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

Destiny® I seeks capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Class O, and compares Class O's performance to the performance of a market index and an average of the performance of similar funds over various periods of time and also illustrates the performance of the Destiny Plan. Returns for the fund do not include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees. Returns for the fund would be lower if the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees were included. The returns for the Destiny Plans do include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Destiny I - Class O
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	36.95%	18.55%	30.92%	25.63%	4.96%	-20.07%	-17.29%	-22.77%	25.67%	6.86%



During the periods shown in the chart for Class O of Destiny I:	Returns	Quarter ended
Highest Quarter Return	 20.83%	December 31, 1998
Lowest Quarter Return	 -18.71%	September 30, 2001
Year-to-Date Return	 5.30%	September 30, 2005

Prospectus

Fund Summary - continued

Average Annual Returns - Fund

After-tax returns for the fund are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Destiny I
Class O - Return Before Taxes	 6.86%	 -7.27%	 6.75%
 Return After Taxes on Distributions	 6.65%	 -8.24%	 4.73%
 Return After Taxes on Distributions and Sale of Fund Shares	 4.72%	 -6.24%	 5.21%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 12.07%
Lipper Growth Funds Average (reflects no deduction for fees, expenses, or taxes)	 9.70%	 -3.76%	 9.89%

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Average Annual Returns - Plans

The returns in the following table include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years	Past 15 years
Destiny Plans I: O	 -48.92%	 -10.61%	 5.35%	 8.72%

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class O shares but does not reflect the Destiny Plan Creation and Sales Charges and Custodian Fees. The annual operating expenses provided below for Class O do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class O
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Class O
Management fee	0.44%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual class operating expenses	0.49%

Prospectus

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class O's annual return is 5% and that your shareholder fees and Class O's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Class O
1 year	$ 50
3 years	$ 157
5 years	$ 274
10 years	$ 616

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class O operating expenses would have been 0.44%.

Prospectus

Fund Basics

Investment Details

Investment Objective

Destiny I seeks capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Destiny I seeks capital growth.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Class O's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Class O's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Class O's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Prospectus

Fund Basics - continued

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

To contact Fidelity for account, product, and service information, please use the following phone numbers:

  Nationally (toll-free), 1-877-208-0098
  (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  In Alaska or Overseas (call collect), 1-617-330-3183 (8:00 a.m. - 6:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class O shares of the fund through a retirement account or sell Class O shares through an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class O shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class O shares of the fund, including a transaction fee if you sell Class O shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions

Prospectus

Shareholder Information - continued

are subject to the fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Transactions initiated by Destiny Plans will not count toward the fund's roundtrip limits and are exempt from the fund's excessive trend monitoring policy. The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the fund's satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity fund's Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity fund's Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the fund's policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The fund has an agreement with Fidelity Distributors Corporation (FDC) under which the fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Destiny Plan. Generally, State Street will hold all shares of the fund unless a Planholder elects to hold fund shares directly after completing or terminating the Destiny Plan. The terms of the offering of the Destiny Plan are contained in the Destiny Plan's prospectus. The fund will only offer its shares to the general public through the Destiny Plan. The fund also offers its shares to a particular retirement plan.

The price to buy one share of Class O is the class's NAV. The Class O shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Key Information
Wire

To Open an Account

  Call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.

To Add to an Account

  Call Fidelity at the appropriate number found in "General Information" for instructions.

Selling Shares

The following discussion relates only to those investors who hold shares of the fund directly.

The price to sell one share of Class O is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request

Prospectus

must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

If you have certificates for your shares, you must submit them to Fidelity when you sell your shares. Call Fidelity for specific instructions. The fund currently does not issue share certificates.

Key Information
Automatically
  Use Fidelity Systematic Exchange Program to exchange to Class A of a Fidelity fund that offers Advisor classes of shares.
  Use Fidelity Systematic Withdrawal Program to set up periodic redemptions from your Class O account.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to other Fidelity funds or to Class A of a Fidelity fund that offers Advisor classes of shares. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class O shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds, including Class A of Fidelity funds that offer Advisor classes of shares. The exchange privilege is available only to those investors who hold shares of the fund directly.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following shareholder services are applicable only to those investors who hold shares of the fund directly.

Automatic Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Prospectus

Fidelity Systematic Exchange Program To move money from Class O to Class A of a Fidelity fund that offers Advisor classes of shares.
Minimum $100	Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Systematic Withdrawal Program To set up periodic redemptions from your Class O account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Class O shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Other Features. The following other feature is also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

Prospectus

Shareholder Information - continued

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Distribution Options

The following distribution options are applicable only to those investors who hold shares of the fund directly.

When you open an account, specify how you want to receive your distributions. The following distribution options are available for Class O:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Class O shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Class O shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 31, 2005, FMRC had approximately $630.1 billion in discretionary assets under management.

Timothy Cohen is vice president and manager of Destiny I, which he has managed since May 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Cohen has worked as an analyst and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Timothy Cohen.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.17%.

The total management fee for the fiscal year ended September 30, 2005, was 0.44% of the fund's average net assets.

FMR pays, FMRC, FMR U.K., and FMR Far East for providing sub-advisory services.

FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended September 30, 2005.

FMR may, from time to time, agree to reimburse Class O for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by Class O if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease Class O's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class O's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Class O has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class O shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Class O.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Class O's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent or an affiliate may also make payments and reimbursements from their own resources to intermediaries for performing recordkeeping and administrative services that the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Class O's financial history for the past 5 years. Certain information reflects financial results for a single share of Class O. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class O (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) C 	 .16 D	 .10	 .09	 .10	 .12
Net realized and unrealized gain (loss) 	 1.66	 .78	 1.75	 (2.23)	 (6.74)
Total from investment operations 	 1.82	 .88	 1.84	 (2.13)	 (6.62)
Distributions from net investment income 	 (.16)	 (.09)	 (.09)	 (.12)	 (.13)
Distributions from net realized gain 	 -	 -	 -	 -	 (3.78)
Total distributions 	 (.16)	 (.09)	 (.09)	 (.12)	 (3.91)
Net asset value, end of period 	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return A,B 	 15.46%	 7.96%	 19.88%	 (18.69)%	 (34.55)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 .49%	 .49%	 .49%	 .48%	 .40%
Expenses net of voluntary waivers, if any 	 .49%	 .49%	 .49%	 .48%	 .40%
Expenses net of all reductions 	 .44%	 .47%	 .46%	 .44%	 .37%
Net investment income (loss) 	 1.27% D	 .79%	 .85%	 .80%	 .75%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310
Portfolio turnover rate 	 130%	 52%	 71%	 93%	 119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Other Matters

On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Services Financial Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The Lipper Large-Cap Core Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of Class O of the fund to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Destiny I - Class O	 6.86%	 -7.27%	 6.75%
Lipper Large-Cap Core Funds Average	 7.79%	 -3.45%	 9.98%

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

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IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-1796

Destiny and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-877-208-0098

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

1.792229.102 DESIO-pro-1105

Fidelity (registered trademark)

Systematic

Investment Plans:

Destiny (regstered trademark) Plans II: O

Prospectus

November 29, 2005

(Destiny logo)

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans II: O

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans II: O (formerly known as Destiny Plans II: Original) (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class O shares of one of the Fidelity Destiny Portfolios. Destiny Plans II: O purchases Class O shares of Fidelity Destiny Portfolios: Destiny II (the "Fund").

The Plan deducts Creation and Sales Charges and certain other fees from each investment into the Plan. On 10 year Plans, the Creation and Sales Charges range from 8.24% on $6,000 Plans ($50 a month) to 0.64% on $1,200,000 Plans ($10,000 a month) of the total amount invested and range from 9.20% to 0.64% of the net amount invested. Total deductions range from 11.66% to 0.66% of the net amount invested. On 15 year Plans, the Creation and Sales Charges range from 8.67% on $9,000 Plans ($50 a month) to 0.61% on $1,800,000 Plans ($10,000 a month) of the total amount invested and range from 9.73% to 0.61% of the net amount invested. Total deductions range from 12.20% to 0.63% of the net amount invested. Class O shares of the Fund are subject to certain annual expenses, including management fees. The Creation and Sales Charges and other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section on page <Click Here>.

YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because a major portion of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class O shares and the full amount of the Creation and Sales Charges you have paid within 45 days after the date of the mailing of a written notice from the custodian. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described under "Your Cancellation and Refund Rights" on page <Click Here>. Class O shares of the Fund, which have been closed to new investors, are available to holders of existing Destiny Plans II: O only through the Plan described in this Prospectus. You do not have to purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Fund's investment adviser have investment objectives similar in many respects to those of the Fund. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plan.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the prospectus of the Plans, the prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios.

 On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Planholders. The Act is anticipated to go before the U.S. Senate by the end of the calendar year of 2005.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

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Page
Fidelity Systematic Investment Plans		<Click Here>
Table of Contents		<Click Here>
How the Fidelity Destiny Plans Can Help You Meet Your Objectives		<Click Here>
Investment Objective of the Fund		<Click Here>
How to Start a Destiny Plan		<Click Here>
	Tax-Advantaged Retirement Plans	<Click Here>
Fees and Expenses		<Click Here>
1.	Creation and Sales Charges	<Click Here>
2.	Custodian Fees and Other Service Charges	<Click Here>
Keeping Your Plan Current		<Click Here>
Dollar-Cost Averaging and Diversification		<Click Here>
Plan Features		<Click Here>
1.	Automatic Investment Program and Government Allotments	<Click Here>
2.	Rights of Accumulation	<Click Here>
3.	Distributions	<Click Here>
4.	Federal Voluntary Income Tax Withholding	<Click Here>
5.	Your Voting Rights	<Click Here>
6.	Making Advance Investments	<Click Here>
7.	Changing the Face Amount of Your Plan	<Click Here>
8.	Extended Investment Option	<Click Here>
9.	Partial Redemption of Your Plan Shares	<Click Here>
10.	Systematic Withdrawal Program	<Click Here>
11.	Transferring or Assigning Your Rights in a Plan	<Click Here>
12.	Transfer of Broker	<Click Here>
13.	Your Cancellation and Refund Rights	<Click Here>
14.	Terminating Your Plan	<Click Here>
15.	Completed Plans and Exchanges	<Click Here>
16.	Plan Reinstatement	<Click Here>
17.	Taxes	<Click Here>
18.	Termination of Your Plan by the Sponsor or Custodian	<Click Here>
Substitution of the Underlying Investment		<Click Here>
General		<Click Here>
The Custodian		<Click Here>
The Sponsor		<Click Here>
Illustrations of Hypothetical Destiny Plans		<Click Here>
Glossary		<Click Here>
Financial Statements		<Click Here>
Fidelity Destiny Portfolios Prospectus		<Click Here>

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of the shares of which is subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Fund at net asset value.

2. Investments made through the Plan will not result in direct ownership of shares of the Fund, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class O shares of the Fund. You will have a beneficial interest in the underlying Fund's shares.

3. The Plan charges Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments, assuming all your monthly investments were made. However, if you complete a 15 year Plan, the maximum Creation and Sales Charge would be no higher than 8.67% of your total investments. Accordingly, a Plan is not suited for short-term investments. See "Fees and Expenses" on page <Click Here>.

4. In addition to the Creation and Sales Charges, Planholders must pay additional fees to the Custodian. These fees relieve Planholders of the administrative details associated with the holding of securities. Some investors could perform these services for themselves if they were to purchase and hold the securities directly. An investor should weigh the value of the Custodian services against the cost of the Custodian Fees before making an investment decision. See "Fees and Expenses" on page <Click Here>.

INVESTMENT OBJECTIVE OF THE FUND

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Destiny I and Destiny II. Destiny II is a diversified mutual fund, an investment vehicle that pools shareholders' money and invests it in a number of different securities. The Fund's objective is to seek capital growth.

The Fund's investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Potentially using other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Fund's investment objective and principal investment strategies are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page <Click Here>.

For more information about the business experience of FMR, see "Fund Management" on page <Click Here> of the Fund's prospectus.

HOW TO START A DESTINY PLAN

To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you to choose either a 10 year Plan or a 15 year Plan, and the amount of your monthly investment. You should include a check in the amount of the first monthly investment, made payable to Destiny Plans II: O when you return the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or, if you are a member of the military, a government allotment, so that your monthly investments are automatically sent to the Plans. Planholders who elect to fund their accounts under an Automatic Investment Program or government allotment will incur a reduced Custodian Fee of $0.75 per automatic investment. See "Custodian Fees and Other Service Charges" on page <Click Here> and "Automatic Investment Program and Government Allotments"on page <Click Here>. After your Plan Application and initial investment are received in proper form by the Sponsor, the applicable Creation and Sales Charges, and other fees will be deducted. The balance of your investment will be invested in Class O shares of the Fund, and you will receive a confirmation statement showing the number of whole and fractional shares purchased for your Plan account.

If you do not establish an Automatic Investment Program or a government allotment, you may send subsequent monthly investments, made payable to Destiny Plans II: O directly to the Custodian, c/o Boston Financial Data Services, Inc. (Boston Financial), at P.O. Box 8300, Boston, Massachusetts 02266-8300. Subsequent investments in your Plan will also be applied toward the purchase of Class O shares of the Fund at the current net asset value ("NAV") of Class O after the deduction of any applicable Creation and Sales Charges and other fees.

Tax-Advantaged Retirement Plans

The Plan may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However, the only retirement plan made available to the general public by the Fund is the Fidelity Destiny IRA (which includes SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

Detailed information concerning the Fidelity Destiny IRA is available from the Sponsor or your representative. This information should be read carefully. The information describes the additional service fees charged for IRAs and describes generally the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual maintenance fee charged by the Custodian to each Fidelity Destiny IRA account is $10. This $10 fee will be deducted from Plan shares unless it is paid in advance.

FEES AND EXPENSES

Your Plan pays three kinds of fees: Creation and Sales Charges, Custodian Fees and Other Service Charges. Each of these fees is described in more detail below.

Your Plan also indirectly pays the fees imposed on Class O shares of the Fund, including management fees. Your Plan indirectly pays these fees because it invests in Class O shares of the Fund. For more information about the fees payable by the Fund, see "Fee Table" on page <Click Here> of the Fund's prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. After the first 12 investments, the charge drops to 3.60% or less on each subsequent investment for a 10 year Plan and 5.7% or less on each subsequent investment for a 15 year Plan. When you have completed a 10 year Plan (120 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.24% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The Creation and Sales Charges on the largest 10 year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 0.64% of your total Plan investments.

When you have completed a 15 year Plan (180 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.67% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15 year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 0.61% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days after the date of the mailing of a written notice from the Custodian and 18 months after you start your Plan, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments made, assuming all your monthly investments were made. See "Your Cancellation and Refund Rights" on page <Click Here>.

2. Custodian Fees and Other Service Charges

On minimum-sized Plans (10 or 15 years) the Custodian Fee is $1.10 per investment. On $75.00 per month Plans the Custodian Fee is $1.25 per investment, the Custodian Fee is $1.50 on larger Plans. Accounts established under an Automatic Investment Program or a government allotment after November 29, 1993 incur a reduced Custodian Fee of $0.75 per investment. See "Automatic Investment Program and Government Allotments"on page <Click Here>. The Custodian Fee charged per account at any one time may not exceed $5 per investment, regardless of the number of investments made. Thus, if the Planholder submits multiple investments into one account, such that the aggregate amount would result in a Custodian Fee of more than $5, the fee will instead be deducted at the maximum rate of $5.

 In addition to this fee, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal, as reimbursement for administrative costs. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

Account Fees. You may also pay additional fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. These fees are described below:

Completed Plan Fee: An annual fee will be charged if you have completed your Plan but have elected not to hold Class O shares of the Fund directly. See "Completed Plans and Exchanges" on page <Click Here>.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan account if you have not completed your Plan and your Plan is not current. See the "Keeping Your Plan Current" section on page <Click Here>.

Termination Fee: A fee of $2.50 will be charged to your Plan account if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page <Click Here>.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan account for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. See "Tax-Advantaged Retirement Plans" on page <Click Here>.

The Custodian deducts these Custodian Fees and Other Service Charges from your Plan account. These fees may be paid out of principal from the proceeds of the sale of Fund shares in your Plan account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plan or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plan and the Planholders (or deducted from Fund dividends or distributions) are being paid by the Sponsor. Although there is no current intention to do so, the Fund and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plan or the Planholders (or deducted from Fund dividends or distributions).

The following tables illustrate the effect of the Creation and Sales Charges and Custodian Fees on Plans with different monthly investment amounts and different Plan lengths.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10 Year Plans
(120 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 120	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 6,000.00	$ 25.00	$ 1.80	$ 494.40	8.24%	$ 1.10	$ 132.00	$ 626.40	$ 5,373.60	10.44%	11.66%
75.00	9,000.00	37.50	2.70	741.60	8.24	1.25	150.00	891.60	8,108.40	9.91	11.00
100.00	12,000.00	50.00	3.60	988.80	8.24	1.50	180.00	1,168.80	10,831.20	9.74	10.79
125.00	15,000.00	62.50	4.50	1,236.00	8.24	1.50	180.00	1,416.00	13,584.00	9.44	10.42
150.00	18,000.00	75.00	5.40	1,483.20	8.24	1.50	180.00	1,663.20	16,336.80	9.24	10.18
166.66	19,999.20	83.33	5.00	1,539.96	7.70	1.50	180.00	1,719.96	18,279.24	8.60	9.41
200.00	24,000.00	100.00	4.02	1,634.16	6.81	1.50	180.00	1,814.16	22,185.84	7.56	8.18
250.00	30,000.00	125.00	5.00	2,040.00	6.80	1.50	180.00	2,220.00	27,780.00	7.40	7.99
291.66	34,999.20	145.83	5.00	2,289.96	6.54	1.50	180.00	2,469.96	32,529.24	7.06	7.59
300.00	36,000.00	150.00	5.00	2,340.00	6.50	1.50	180.00	2,520.00	33,480.00	7.00	7.53
333.33	39,999.60	166.67	4.74	2,511.97	6.28	1.50	180.00	2,691.97	37,307.63	6.73	7.22
350.00	42,000.00	175.00	4.50	2,586.00	6.16	1.50	180.00	2,766.00	39,234.00	6.59	7.05
375.00	45,000.00	187.50	4.25	2,709.00	6.02	1.50	180.00	2,889.00	42,111.00	6.42	6.86
400.00	48,000.00	200.00	4.00	2,832.00	5.90	1.50	180.00	3,012.00	44,988.00	6.28	6.70
416.66	49,999.20	208.33	3.80	2,909.95	5.82	1.50	180.00	3,089.95	46,909.25	6.18	6.59
500.00	60,000.00	225.00	2.78	3,000.24	5.00	1.50	180.00	3,180.24	56,819.76	5.30	5.60
750.00	90,000.00	300.00	2.50	3,870.00	4.30	1.50	180.00	4,050.00	85,950.00	4.50	4.71
1,000.00	120,000.00	300.00	5.00	4,140.00	3.45	1.50	180.00	4,320.00	115,680.00	3.60	3.73
1,500.00	180,000.00	315.00	6.00	4,428.00	2.46	1.50	180.00	4,608.00	175,392.00	2.56	2.63
2,000.00	240,000.00	325.00	7.00	4,656.00	1.94	1.50	180.00	4,836.00	235,164.00	2.02	2.06
2,500.00	300,000.00	350.00	8.00	5,064.00	1.69	1.50	180.00	5,244.00	294,756.00	1.75	1.78
5,000.00	600,000.00	400.00	11.00	5,988.00	1.00	1.50	180.00	6,168.00	593,832.00	1.03	1.04
10,000.00	1,200,000.00	500.00	15.56	7,680.48	0.64	1.50	180.00	7,860.48	1,192,139.52	0.66	0.66

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 29, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page <Click Here>.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15 Year Plans
(180 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 180	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 9,000.00	$ 25.00	$ 2.86	$ 780.48	8.67%	$ 1.10	$ 198.00	$ 978.48	$ 8,021.52	10.87%	12.20%
75.00	13,500.00	37.50	4.06	1,132.08	8.39	1.25	225.00	1,357.08	12,142.92	10.05	11.18
100.00	18,000.00	50.00	5.41	1,508.88	8.38	1.50	270.00	1,778.88	16,221.12	9.88	10.97
125.00	22,500.00	62.50	6.76	1,885.68	8.38	1.50	270.00	2,155.68	20,334.32	9.58	10.60
150.00	27,000.00	75.00	5.70	1,857.60	6.88	1.50	270.00	2,127.60	24,872.40	7.88	8.55
166.66	29,998.80	83.33	6.33	2,063.40	6.88	1.50	270.00	2,333.40	27,665.40	7.78	8.43
200.00	36,000.00	100.00	7.43	2,448.24	6.80	1.50	270.00	2,718.24	33,281.76	7.55	8.17
250.00	45,000.00	125.00	9.29	3,060.72	6.80	1.50	270.00	3,330.72	41,669.28	7.40	7.99
291.66	52,498.80	145.83	6.73	2,880.60	5.49	1.50	270.00	3,150.60	49,348.20	6.00	6.38
300.00	54,000.00	150.00	5.04	2,646.72	4.90	1.50	270.00	2,916.72	51,083.28	5.40	5.71
333.33	59,999.40	166.67	5.24	2,879.97	4.80	1.50	270.00	3,149.97	56,849.43	5.25	5.54
350.00	63,000.00	175.00	5.31	2,992.08	4.75	1.50	270.00	3,262.08	59,737.92	5.18	5.46
375.00	67,500.00	187.50	4.65	3,030.75	4.49	1.50	270.00	3,300.75	64,199.25	4.89	5.14
400.00	72,000.00	200.00	3.80	3,038.40	4.22	1.50	270.00	3,308.40	68,691.60	4.60	4.82
416.66	74,998.00	208.33	3.78	3,134.95	4.18	1.50	270.00	3,404.95	71,593.85	4.54	4.76
500.00	90,000.00	225.00	5.36	3,600.48	4.00	1.50	270.00	3,870.48	86,129.52	4.30	4.49
750.00	135,000.00	300.00	8.70	5,061.60	3.75	1.50	270.00	5,331.60	129,668.40	3.95	4.11
1,000.00	180,000.00	300.00	15.54	6,210.72	3.45	1.50	270.00	6,480.72	173,519.28	3.60	3.73
1,500.00	270,000.00	315.00	17.52	6,723.36	2.49	1.50	270.00	6,993.36	263,006.64	2.59	2.66
2,000.00	360,000.00	325.00	18.57	7,019.76	1.95	1.50	270.00	7,289.76	352,710.24	2.02	2.07
2,500.00	450,000.00	350.00	20.26	7,603.68	1.69	1.50	270.00	7,873.68	442,126.32	1.75	1.78
5,000.00	900,000.00	400.00	25.00	9,000.00	1.00	1.50	270.00	9,270.00	890,730.00	1.03	1.04
10,000.00	1,800,000.00	500.00	29.64	10,979.52	0.61	1.50	270.00	11,249.52	1,788,750.48	0.62	0.63

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page <Click Here>.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
25 Year Plans
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)*

	CREATION AND SALES CHARGES			CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 15,000.00	$ 1,123.68	7.49%	$ 330.00	$ 1,453.68	$ 13,546.32	9.69%	10.73%
75.00	22,500.00	1,619.28	7.20	375.00	1,994.28	20,505.72	8.86	9.73
100.00	30,000.00	2,158.08	7.19	450.00	2,608.08	27,391.92	8.69	9.52
125.00	37,500.00	2,696.88	7.19	450.00	3,146.88	34,353.12	8.39	9.16
150.00	45,000.00	2,541.60	5.65	450.00	2,991.60	42,008.40	6.65	7.12
166.66	49,998.00	2,823.00	5.65	450.00	3,273.00	46,725.00	6.55	7.00
200.00	60,000.00	3,339.84	5.57	450.00	3,789.84	56,210.16	6.32	6.74
250.00	75,000.00	4,175.52	5.57	450.00	4,625.52	70,374.48	6.17	6.57
291.66	87,498.00	3,688.20	4.22	450.00	4,138.20	83,359.80	4.73	4.96
300.00	90,000.00	3,251.52	3.61	450.00	3,701.52	86,298.48	4.11	4.29
333.33	99,999.00	3,509.96	3.51	450.00	3,959.96	96,039.04	3.96	4.12
350.00	105,000.00	3,629.28	3.46	450.00	4,079.28	100,920.72	3.89	4.04
375.00	112,500.00	3,577.50	3.18	450.00	4,027.50	108,472.50	3.58	3.71
400.00	120,000.00	3,494.40	2.91	450.00	3,944.40	116,055.60	3.29	3.40
416.66	124,998.00	3,624.94	2.90	450.00	4,074.94	120,923.06	3.26	3.37
500.00	150,000.00	4,243.68	2.83	450.00	4,693.68	145,306.32	3.13	3.23
750.00	225,000.00	6,105.60	2.71	450.00	6,555.60	218,444.40	2.91	3.00
1,000.00	300,000.00	8,075.52	2.69	450.00	8,525.52	291,474.48	2.84	2.92
1,500.00	450,000.00	8,825.76	1.96	450.00	9,275.76	440,724.24	2.06	2.10
2,000.00	600,000.00	9,248.16	1.54	450.00	9,698.16	590,301.84	1.62	1.64
2,500.00	750,000.00	10,034.88	1.34	450.00	10,484.88	739,515.12	1.40	1.42
5,000.00	1,500,000.00	12,000.00	0.80	450.00	12,450.00	1,487,550.00	0.83	0.84
10,000.00	3,000,000.00	14,536.32	0.48	450.00	14,986.32	2,985,013.68	0.50	0.50

NOTES**:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* Please see page 14 for a description of the Extended Investment Option.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 180 ADDITIONAL INVESTMENTS IS USED
30 Year Plans
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)*

	CREATION AND SALES CHARGES			CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 18,000.00	$ 1,123.68	 6.24%	$ 330.00	$ 1,519.68 	$ 16,480.32 	 8.44%	 9.22%
 75.00	 27,000.00	 1,619.28	 6.00	 375.00	 2,069.28 	 24,930.72 	 7.66	 8.30
 100.00	 36,000.00	 2,158.08	 5.99	 450.00	 2,698.08 	 33,301.92 	 7.49	 8.10
 125.00	 45,000.00	 2,696.88	 5.99	 450.00	 3,236.88 	 41,763.12 	 7.19	 7.75
 150.00	 54,000.00	 2,541.60	 4.71	 450.00	 3,081.60 	 50,918.40 	 5.71	 6.05
 166.66	 59,997.00	 2,823.00	 4.71	 450.00	 3,363.00 	 56,634.60 	 5.61	 5.94
 200.00	 72,000.00	 3,339.84	 4.64	 450.00	 3,879.84 	 68,120.16 	 5.39	 5.70
 250.00	 90,000.00	 4,175.52	 4.64	 450.00	 4,715.52 	 85,284.48 	 5.24	 5.53
 291.66	 104,997.60	 3,688.20	 3.51	 450.00	 4,228.20 	 100,769.40 	 4.03	 4.20
 300.00	 108,000.00	 3,251.52	 3.01	 450.00	 3,791.52 	 104,208.48 	 3.51	 3.64
 333.33	 119,998.80	 3,509.96 	 2.92	 540.00 	 4,049.96 	 115,948.84 	 3.38	 3.49
 350.00	 126,000.00	 3,629.28	 2.43	 450.00	 4,169.28 	 121,830.72 	 3.31	 3.42
 375.00	 135,000.00 	 3,577.50	 2.65	 540.00	 4,117.50	 130,882.50	 3.05	 3.15
 400.00	 144,000.00	 3,494.40	 2.26	 450.00	 4,034.40 	 139,965.60 	 2.80	 2.88
 416.66	 149,997.60	 3,624.94	 2.42	 540.00	 4,164.94	 145,832.66	 2.78	 2.86
 500.00	 180,000.00	 4,243.68	 1.63	 450.00	 4,783.68 	 175,216.32 	 2.66	 2.73
 750.00	 270,000.00	 6,105.60	 1.28	 450.00	 6,645.60 	 263,354.40 	 2.46	 2.52
 1,000.00	 360,000.00	 8,075.52	 1.11	 450.00	 8,615.52 	 351,384.48 	 2.39	 2.45
 1,500.00	 540,000.00	 8,825.76	 0.67	 450.00	 9,365.76 	 530,634.24 	 1.73	 1.77
 2,000.00	 720,000.00	 9,248.16	 0.40	 450.00	 9,788.16 	 710,211.84 	 1.36	 1.38
 2,500.00	 900,000.00	 10,034.88	 1.34	 450.00	 10,574.88 	 889,425.12 	 1.17	 1.19
 5,000.00	 1,800,000.00	 12,000.00	 0.80	 450.00	 12,540.00 	 1,787,460.00 	 0.70	 0.70
 10,000.00	 3,600,000.00	 14,536.32	 0.48	 450.00	 15,076.32 	 3,584,923.68 	 0.42	 0.42

NOTES**:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* Please see page 14 for a description of the Extended Investment Option.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

A $50 MONTHLY INVESTMENT PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 494.40 132.00 626.40 5,373.60	 8.24 2.20 10.44 89.56	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 53.20 47.80	 321.60 26.40 348.00 852.00	 26.80 2.20 29.00 71.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 780.48 198.00 978.48 8,021.52	 8.67 2.20 10.87 89.13	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94
25 YEARS (300 INVESTMENTS)
Total Investments(B)	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 1,123.68 330.00 1,453.68 13,546.32	 7.49 2.20 9.69 90.31	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94
30 YEARS (360 INVESTMENTS)
Total Investments(B)	$ 18,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 1,123.68 396.00 1,519.68 16,480.32	 6.24 2.20 8.44 91.56	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94

* Assumes completion of your Plan.

NOTES**:

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005 the charge was $5.06 for Destiny Plans II: O per Plan account.

(B) The 25-year (300 investments) or 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per automatic investment for Plans established under an Automatic Investment Program or a government allotment, as described on page <Click Here>. The Custodian Fee may be increased as set forth in "Custodian Fees and Other Service Charges" on page <Click Here>.

** See "Custodian Fees and Other Service Charges" on page <Click Here>.

 Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

 After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10 year Plan and 6.07% of the net investment in Fund shares in the case of a 15 year Plan (before deduction of Custodian Fee).

 The amounts shown do not reflect the deduction of any of the Account Fees described on page <Click Here>.

KEEPING YOUR PLAN CURRENT

 Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15 year Plan for another 15 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

 If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page <Click Here>.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or protect against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments, and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

  To establish an Automatic Investment Program, you should complete a Preauthorized Electronic Transaction Form, attach a voided blank check or deposit slip, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then electronically draw against your bank account each month in the amount of the monthly Plan investment. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.
  To terminate your Automatic Investment Program, you must notify Boston Financial at least 5 days before the date of the next scheduled electronic transfer by calling Boston Financial at 1-800-225-5270 or by writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

How to Establish, Change or Terminate a Government Allotment

  Members of the military may establish a government allotment by completing the appropriate government allotment form.
  You may change or terminate a government allotment at any time by giving notice to your government disbursing office.
  Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

You may qualify to pay lower Creation and Sales Charges on existing Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans which are registered to you or your immediate family. 10 year and 15 year plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. A letter of instruction for each face change must be submitted at the same time that you send your notice.

Each Plan that you already own must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

  It has been completed and not redeemed; or
  It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or
  It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently becomes no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class O shares of the Fund at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend." Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page <Click Here>.

4. Federal Voluntary Income Tax Withholding

Boston Financial can withhold up to 28% of any dividend or other distribution paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts. This withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Fund. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plan in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

 You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

 There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages <Click Here>, <Click Here> and <Click Here>. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a letter of instruction for the new Face Amount.

Changes in the Face Amount of your Plan (increases or decreases) will not take effect until the Custodian receives written instructions in good order from you.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your changed Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your changed Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

 If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

 Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 360th monthly Plan investment.


9. Partial Redemption of Your Plan Shares

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may redeem less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to redeem up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial redemptions as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

 When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page <Click Here> and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Your partial redemption request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any cash withdrawals or redemptions can be executed.

 Medallion Signature Guarantees May Be Required. If your partial redemption results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a medallion signature guarantee is required. A medallion signature guarantee is also required if the address of record has changed within the last 15 days and you wish to sell $10,000 or more of shares. A medallion signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A medallion signature guarantee may not be provided by a notary public. The Custodian will accept medallion signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial redemptions by telephone by calling Boston Financial at 1-800-225-5270, as long as you are not withdrawing more than 90% or $100,000 from your Plan and your request does not require a signature guarantee.

Automated Clearing House or Bank Wire. You may also make partial redemptions via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged for each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price for the partial redemption will be at the NAV calculated after your order is received in proper form. Partial redemption requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial redemption within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission ("SEC") has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

 Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial redemptions even if you replace the shares pursuant to the "replacement option" described in the following paragraph. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution.

Replacement Option. If you make a partial redemption of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale. The annual contribution limitation will apply for such purchases.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial redemption must be at least 25% of the amount redeemed or $500, whichever is less. Replacements of partial redemptions should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial redemptions and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial redemption and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial redemption and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. (NASD).

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Program prior to completing your Plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments, you may want to consider discontinuing the Systematic Withdrawal Program because of the Creation and Sales Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older, you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

How to Start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on a monthly or quarterly basis. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time. To make program withdrawals by ACH or bank wire please follow the instructions set forth above in Section 9 under Partial Redemption of Your Plan Shares - Automated Clearing House or Bank Wire.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or a part of, your Plan to a bank or other lending institution. You may not assign or transfer your rights in a Plan if it is a Fidelity Destiny IRA or other qualified retirement account, a UTMA Plan, or an UGMA Plan. Additional documentation may be required by the lending institution. To obtain additional information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Custodian will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares (including all Custodian Fees paid to date).

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees, which may amount to 2.2% of the total investments, are not subject to refund.

Where to Send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your cancellation request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page <Click Here>. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially redeem your Plan. See "Partial Redemption of Your Plan Shares" on page <Click Here>. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

 Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Where to Send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or redemptions can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 15 days of your termination request and you wish to sell $10,000 or more of shares, your request must be signed by all the registered owners and you must include a signature guarantee on your termination request.

Automated Clearing House or Bank Wire. You may redeem your shares via the Automated Clearing House ("ACH") or the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the ACH or the wire feature at least five days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the ACH or the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P. O. Box 8300, Boston, Massachusetts 02266-8300. A $10 fee will be charged on each redemption of shares via the Federal Reserve Wire System.

Redemption Prices and Proceeds. The redemption price of your Fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days). The right of redemption of shares of the Fund may be suspended at times when the New York Stock Exchange is closed or if the SEC has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

 Once you have completed your Plan, you may elect to hold shares of the Fund directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the funds. To transfer your shares to the fund, you will need to complete a Fidelity fund application. An annual fee of $12 will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

 Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page <Click Here> of the Fund's prospectus.

Exchanges between Destiny Plans I: O and Destiny Plans II: O (offered by means of a separate prospectus) are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: N or Destiny Plans II: N offered by means of separate prospectuses. Shares of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your Plan under the same account registration as your terminated Plan. You must make your reinstatement within 90 days after the date you terminated your Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your Plan. When you reinstate your Plan, it will be the same type of Plan, and invest in the same class of Fund shares, as your terminated Plan, at the NAV of that class next determined after your reinstatement request is received in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and rollover (reinstate) the assets into another tax-advantaged retirement account without any sales charge as often as you wish subject to regulatory limitations as long as the only difference in the account registration of the Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your Plan and redeemed your shares under the Cancellation and Refund Rights described on page <Click Here>, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial redemption privilege described on page <Click Here>.

When you reinstate your Plan, your Plan will resume at the same monthly investment number that would have been due if you had not terminated your Plan. Your reinstated Plan will be credited for all monthly investments made to your terminated Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares. For more information, see "Tax Consequences" on page <Click Here> of the Fund's prospectus.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

 Although a Plan may call for regular investments over a 10 year or 15 year period, neither the Sponsor nor the Custodian can terminate your Plan until 360 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" on page <Click Here>. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

 After 360 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

 The terms of the Plan are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plan is a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), and is registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity Systematic Investment Plans are currently offered for sale in all states.

In addition to the Plan offered in this prospectus there are currently three other series of Fidelity Systematic Investment Plans: Destiny Plans I: O, Destiny Plans I: N, and Destiny Plans II: N. A copy of separate prospectuses describing the three Plans in detail is available from your investment professional or from Fidelity Distributors Corporation.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Fund's prospectus beginning on page <Click Here>. Generally, shares of the Fund are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plan under a Custodian Agreement with the Sponsor and maintains custody of the Plan. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your financial representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

You send your monthly Plan investments to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in Destiny Plans II: O purchase shares of Class O of the Fund. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plan, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. The successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below:

Ellyn A. McColgan, Director (2002 - present), is President and Operating Committee Member of Fidelity Personal Investments.

Jeffrey Carney, Director and President (2003 - present), is President of Fidelity Personal Investments.

Susan Boudrot, Chief Compliance Officer (2004 - present), is Senior Vice President of Fidelity Personal Investments.

Stuart Fross, Vice President and Secretary (2005 - present), is Senior Vice President and Deputy General Counsel of FMR.

Jane Greene, Treasurer and Controller (1999 - present), is an employee of FMR Corp.

Craig Huntley, Executive Vice President (2005 - present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

William F. Loehning, Executive Vice President (2003 - present), is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

Jay Freedman, Assistant Secretary (1999 - present), is Senior Vice President and Deputy General Counsel of FMR.

J. Gregory Wass, Assistant Treasurer (2000 - present), is an employee of FMR Corp.

Susan Sturdy, Assistant Secretary (2002 - present), is Associate General Counsel of FMR.

During the twelve months ended September 30, 2005, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

 Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

ILLUSTRATIONS OF HYPOTHETICAL DESTINY PLANS

DESTINY PLANS II: O

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($50 MONTHLY) PLAN

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1990 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-91		$ 600.00	$ 300.00 	$ 300.00	$ 13.20	 14.167	$ 334.33
13	-	24	Sept-92		 1,200.00	 34.32	 865.68	 13.20	 41.674	 948.08
25	-	36	Sept-93		 1,800.00	 34.32	 1,431.36	 13.20	 68.331	 1,823.08
37	-	48	Sept-94		 2,400.00	 34.32	 1,997.04	 13.20	 91.842	 2,622.08
49	-	60	Sept-95		 3,000.00	 34.32	 2,562.72	 13.20	 125.070	 3,967.23
61	-	72	Sept-96		 3,600.00	 34.32	 3,128.40	 13.20	 445.078	 5,167.36
73	-	84	Sept-97		 4,200.00	 34.32	 3,694.08	 13.20	 527.403	 7,594.60
85	-	96	Sept-98		 4,800.00	 34.32	 4,259.76	 13.20	 614.056	 8,639.77
97	-	108	Sept-99		 5,400.00	 34.32	 4,825.44	 13.20	 799.360	 11,798.55
109	-	120	Sept-00		 6,000.00	 34.32	 5,391.12	 13.20	 914.781	 14,755.42
121	-	132	Sept-01		 6,600.00	 34.32	 5,950.80	 13.20	 1,099.639	 11,150.34
133	-	144	Sept-02		 7,200.00	 34.32	 6,522.48	 13.20	 1,164.574	 9,782.42
145	-	156	Sept-03		 7,800.00	 34.32	 7,088.16	 13.20	 1,234.398	 12,368.67
157	-	168	Sept-04		 8,400.00	 34.32	 7,053.84	 13.20	 1,294.908	 14,282.83
169	-	180	Sept-05		 9,000.00	 34.32	 8,219.52	 13.20	 1,361.844	 16,219.57
				TOTAL	$ 9,000.00	$ 780.48 	$ 8,219.52	$ 198.00		$ 16,219.57

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 10.87% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating the Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to Destiny II: O's fiscal year-end NAV.

DESTINY PLANS II: O

ILLUSTRATION OF A HYPOTHETICAL 15 YEAR ($250 MONTHLY) PLAN

 The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1990 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept-91		$ 3,000.00 	$ 1,500.00 	$ 1,500.00 	$ 18.00 	 73.204	$ 1,727.62
13	-	24	Sept-92		 6,000.00	 111.48	 4,388.52 	 18.00	 216.060	 4,915.36
25	-	36	Sept-93		 9,000.00	 111.48	 7,277.04 	 18.00	 354.523	 9,458.69
37	-	48	Sept-94		 12,000.00	 111.48	 10,165.56 	 18.00	 476.649	 13,608.34
49	-	60	Sept-95		 15,000.00	 111.48	 13,054.08 	 18.00	 649.218	 20,593.21
61	-	72	Sept-96		 18,000.00	 111.48	 15,942.60 	 18.00	 2,310.574	 26,825.76
73	-	84	Sept-97		 21,000.00	 111.48	 18,831.12 	 18.00	 2,738.139	 39,429.21
85	-	96	Sept-98		 24,000.00	 111.48	 21,719.64 	 18.00	 3,188.175	 44,857.63
97	-	108	Sept-99		 27,000.00	 111.48	 24,608.16 	 18.00	 4,150.411	 61,260.07
109	-	120	Sept-00		 30,000.00	 111.48	 27,496.68 	 18.00	 4,749.823	 76,614.65
121	-	132	Sept-01		 33,000.00	 111.48	 30,385.20 	 18.00	 5,709.819	 57,897.56
133	-	144	Sept-02		 36,000.00	 111.48	 33,273.72 	 18.00	 6,047.170	 50,796.23
145	-	156	Sept-03		 39,000.00	 111.48	 36,162.24 	 18.00	 6,409.917	 64,227.37
157	-	168	Sept-04		 42,000.00	 111.48	 39,050.76 	 18.00	 6,724,281	 74,168.82
169	-	180	Sept-05		 45,000.00	 111.48	 41,939.28 	 18.00	 7,072.012	 84,227.67
				TOTAL	$ 45,000.00 	$ 3,060.72 	$ 41,939.28 	$ 270.00 		$ 84,227.67

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $1,500. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18.00. Deductions from the first 12 investments therefore total $1,518.00 or 50.60% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 7.4% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating the Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to Destiny II: O's fiscal year-end NAV.

DESTINY PLANS II: O

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($50 MONTHLY) PLAN

 The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept- 96		$ 600.00	$ 300.00	$ 300.00	$ 13.20	 26.286	$ 305.18
13	-	24	Sept- 97		 1,200.00	 21.60	 878.40	 13.20	 73,519	 1,058.67
25	-	36	Sept- 98		 1,800.00	 21.60	 1,456.80	 13.20	 119.547	 1,682.03
37	-	48	Sept- 99		 2,400.00	 21.60	 2,035.20	 13.20	 187.166	 2,762.56
49	-	60	Sept- 00		 3,000.00	 21.60	 2,613.60	 13.20	 241.979	 3,903.12
61	-	72	Sept- 01		 3,600.00	 21.60	 3,192.00	 13.20	 326.317	 3,308.85
73	-	84	Sept- 02		 4,200.00	 21.60	 3,770.40	 13.20	 385.325	 3,236.73
85	-	96	Sept- 03		 4,800.00	 21.60	 4,349.80	 13.20	 448.871	 4,497.68
97	-	108	Sept- 04		 5,400.00	 21.60	 4,927.20	 13.20	 504.602	 5,565.76
109	-	120	Sept- 05		 6,000.00	 21.60	 5,505.60	 13.20	 561.458	 6,686.96
				TOTAL	$ 6,000.00	$ 494.40	$ 5,505.60	$ 132.00		$ 6,686.96

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 10 years' investments are made, total sales charges and Custodian Fees amount to 10.44% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to Destiny II: O's fiscal year-end NAV.

DESTINY PLANS II: O

ILLUSTRATION OF A HYPOTHETICAL 10 YEAR ($250 MONTHLY) PLAN

 The table below assumes an initial investment of $250 and subsequent investments of $250 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1995 through September 2005, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a new Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended		Cumulative Investments	Annual Sales Charges(A)	Net Investments	Annual Custodian Fees(A)(B)	Total Shares	Total Value of Plan(C)
1	-	12	Sept- 96		$ 3,000.00	$ 1,500.00	$ 1,500.00	$ 18.00	 135.827	$ 1,576.95
13	-	24	Sept- 97		 6,000.00	 60.00	 4,440.00	 18.00	 380.010	 5,472.14
25	-	36	Sept- 98		 9,000.00	 60.00	 7,380.00	 18.00	 617.965	 8,694.76
37	-	48	Sept- 99		 12,000.00	 60.00	 10,320.00	 18.00	 967.522	 14,280.63
49	-	60	Sept- 00		 15,000.00	 60.00	 13,260.00	 18.00	 1,250.891	 20,176.87
61	-	72	Sept- 01		 18,000.00	 60.00	 16,200.00	 18.00	 1,686.887	 17,105.04
73	-	84	Sept- 02		 21,000.00	 60.00	 19,140.00	 18.00	 1,991.949	 16,732.37
85	-	96	Sept- 03		 24,000.00	 60.00	 22,080.00	 18.00	 2,320.470	 23,251.11
97	-	108	Sept- 04		 27,000.00	 60.00	 25,020.00	 18.00	 2,608.590	 28,772.75
109	-	120	Sept- 05		 30,000.00	 60.00	 27,960.00	 18.00	 2,902.525	 34,569.08
				TOTAL	$ 30,000.00	$ 2,040.00	$ 27,960.00	$ 180.00		$ 34,569.08

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $250, $125 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $1,500. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18.00. Deductions from the first 12 investments therefore total $1,518.00 or 50.6% of the first 12 monthly investments. If all of the 10 years' investments are made, total sales charges and Custodian Fees amount to 7.4% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2005, the charge was $5.06 for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page <Click Here>.

(C) Total Value is determined by reference to Destiny II: O's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture or custodian agreement, not a corporate charter.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans II: O:

 In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Systematic Investment Plans: Destiny Plans II: O (the "Plan") at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2005

Fidelity Systematic Investment Plans: Destiny Plans II: O
Financial Statements

Statement of Assets and Liabilities
September 30, 2005

Assets:
Securities of investment company: 410,520,678
 Class O shares of Destiny II held for investors, valued at net asset value of $11.91 per share (Note 1) (average cost $4,790,606,960) 		$ 4,889,301,275
Cash 		 224,589
Receivable for Class O Destiny II shares sold 		 4,141,726
 Total assets 		$ 4,893,667,590
Liabilities:
Payable for Class O Destiny II shares purchased 	$ 54,149
Payable to planholders for Class O Destiny II shares sold 	 4,141,726
Payable to custodian, sponsor and broker/dealers (Note 3) 	 2,829,434
 Total liabilities 		 7,025,309
Net Assets (Note 2) (equivalent to $11.90 per share) 		$ 4,886,642,281

Statements of Operations

	Year Ended September 30, 2005	Year Ended September 30, 2004	Year Ended September 30, 2003
Investment Income:
 Distributions received on Class O shares of Destiny II from net investment income 	$ 73,085,525	$ 36,340,010	$ 40,204,281
Expenses (Note 3):
Account Fees 	 2,225,679	 2,560,208	 2,208,880
Annual Service Charge 	 1,048,789	 1,087,272	 1,132,057
Total expenses 	 3,274,468	 3,647,480	 3,340,937
Net investment income/(loss) 	 69,811,057	 32,692,530	 36,863,344
Realized and Unrealized Gain/(Loss) on Investments:
Complete and partial investment liquidations:
 Proceeds received (Note 3) 	 727,197,446	 412,653,824	 267,047,423
 Cost of Destiny II: O shares 	 (745,937,691)	 (443,753,051)	 (328,826,903)
Net realized gain/(loss) on investment liquidations 	 (18,740,245)	 (31,099,227)	 (61,779,480)
Net change in unrealized appreciation (depreciation) 	 390,838,806	 490,328,202	 785,332,153
Net realized and unrealized gain/(loss) on investments 	 372,098,561	 459,228,975	 723,552,673
Distributions received on Class O shares of Destiny II from net realized gains on investments 	 --	 --	 --
Net increase/(decrease) in net assets resulting from operations 	$ 441,909,618	$ 491,921,505	$ 760,416,017

The accompanying notes are an integral part of the financial statements.

Destiny Plans II: O - Financial Statements - continued

Statements of Changes in Net Assets Invested in Shares of Destiny II: O

	Year Ended September 30, 2005		Year Ended September 30, 2004		Year Ended September 30, 2003
	Amount	Shares	Amount	Shares	Amount	Shares
Net assets at beginning of period 	$ 4,910,632,171	 445,505,462	$ 4,539,871,190	 453,413,424	$ 3,733,022,503	 444,267,731
Additions during period:
 From investor payments 	 267,643,021		 297,327,192	 	 320,305,931
Less: Creation and Sales Charges (Note 3) 	 (4,445,080)		 (4,635,960)		 (4,966,667)
 Custodian Fees (Note 3) 	 (1,251,800)		 (1,401,118)		 (1,535,630)
 Balance invested in Destiny II Class O shares 	 261,946,141	 23,053,617	 291,290,114	 26,951,415	 313,803,634	 33,162,592
Net investment income (loss) and net realized gains (loss) on investments 	 69,811,057		 32,692,530	 	 36,863,344
Less: Cash distributions to investors 	 (2,305,555)		 (1,220,257)		 (1,408,829)
 Balance reinvested in Destiny II: Class O shares 	 67,505,502	 5,755,820	 31,472,273	 2,973,656	 35,454,515	 3,819,665
Net realized gain/(loss) on investment liquidations 	 (18,740,245)		 (31,099,227)		 (61,779,480)
Net change in unrealized appreciation (depreciation) 	 390,838,806	 	 490,328,202	 	 785,332,153
 Total 	 5,612,182,375	 474,314,899	 5,321,862,552	 483,338,495	 4,805,833,325	 481,249,988
Deductions during period:
 Redemptions and cancellations of Destiny II Class O shares paid to investors (Note 3) 	 (725,540,094)	 (63,794,221)	 (411,230,381)	 (37,833,033)	 (265,962,135)	 (27,836,564)
Net assets at end of period 	$ 4,886,642,281	 410,520,678	$ 4,910,632,171	 445,505,462	$ 4,539,871,190	 453,413,424

Destiny Plans II: O - Financial Highlights

	Year ended September 30, 2005	Year ended September 30, 2004	Year ended September 30, 2003
Selected Per-Share Data (Note 1)
Net asset value, beginning of period 	$ 11.02	$ 10.01	$ 8.40
Income (loss) from Investment Operations:
Net investment income (loss)A 	 0.16	 0.07	 0.08
Net realized and unrealized gain (loss) 	 0.88	 1.02	 1.62
Total from investment operations 	 1.04	 1.09	 1.70
Less Distributions 	 (0.16)	 (0.08)	 (0.09)
Net asset value, end of period 	$ 11.90	$ 11.02	$ 10.01
Total Return 	 9.47%	 10.92%	 20.41%
Ratios to Average Net Assets
Expenses 	 0.07%	 0.07%	 0.08%
Net investment income (loss) 	 1.42%	 0.67%	 0.86%

A Calculated based on average shares outstanding during the period.

Notes to Financial Statements

1. Significant Accounting Policies: The Plan is a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in shares of Fidelity Destiny Portfolios: Destiny II (the "Fund"). Accordingly, the financial statements of the Fund, not included in this report, should be read in conjunction with the Plan's financial statements. Destiny Plans II: O is for the accumulation of Class O shares of Fidelity Destiny Portfolios: Destiny II. Destiny Plans II: O was closed to new investors on December 15, 1999.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. These financial statements present an aggregate view of the individual Planholders' results of operations and financial position and accordingly, the reported net asset value per share and selected financial highlights may differ significantly from the Planholders' actual results due primarily to the timing of entry in the Plan and the varying face amounts of the Planholders' certificates. The following summarizes the significant accounting policies of the Plan:

Security Valuation. The investments in shares of Fidelity Destiny Portfolios: Destiny II are valued at the Fund's bid market price which is equal to the reported net asset value per share of the Fund at period end.

Federal Income Taxes. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

Transaction Dates. Fund share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

Cost Method. The investment in shares of the Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance fees, if applicable.

2. Plan Assets

 Destiny Plans II: O assets consisted of the following at September 30, 2005:

Systematic Investment Plans
Net payments received from investors on outstanding Plans 	$ 3,123,138,057
Deduct:
 Creation and Sales Charges 	 (146,131,011)
 Custodian Fees 	 (16,199,604)
 Total deductions 	 (162,330,615)
Net payments invested in Class O shares of Destiny II 	 2,960,807,442
Add:
 Distributions from net investment income reinvested 	 266,048,498
 Distributions from realized gains reinvested 	 1,563,921,460
 Unrealized appreciation/(depreciation) in Destiny II Class O shares held at September 30, 2005 	 98,694,315
Deduct:
 Fees payable 	 (2,829,434)
 Net assets 	$ 4,886,642,281

Notes to Financial Statements - continued

3. Expenses, Deductions and Transactions with Affiliates:

Creation and Sales Charges and Custodian Fees

Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received Creation and Sales Charges from investments into the Plan. A portion of these sales charges were reallowed to financial intermediaries. Fidelity Distributors Corporation retained approximately $790,000, $998,000, and $1,116,000 as its portion of the Creation and Sales Charges on sales of Destiny Plans II: O during the years ended September 30, 2005, 2004, and 2003, respectively.

Creation and Sales Charges are assessed on any changes in the face amount of a Plan. These Creation and Sales Charges are paid by liquidating shares of the Plan and are included within the redemption proceeds reflected within the financial statements. For the years ended September 30, 2005, 2004, and 2003, the charges were $114,269, $1,920,598, and $2,508,395 for Destiny Plans II: O, respectively.

Under the terms of a Custodian Agreement, investments into the Plan are charged certain fees based upon the amount, nature and date that an account is established.

Annual Service Charge

The Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal as reimbursement for administrative expenses. The amount of such charge is determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the years ended September 30, 2005, 2004, and 2003, the charge was $5.06, $4.83, and $4.71, respectively, for Destiny Plans II: O per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

Account Fees

Planholders were also charged additional account fees for certain services provided by the Custodian as described below. The Custodian deducts these fees from the Planholder's account. The fees may be paid out of principal from the proceeds of the sale of Fund shares in the Planholder's account. With respect to the Completed Plan Fee and the Inactive Account Fee, the fees are paid first from dividends and distributions.

Completed Plan and Inactive Account Fees: An annual fee of $12 is charged if Planholders completed their Plan but did not elect to hold Class O shares of the fund directly or did not complete their Plan and the Plan is not current. For the years ended September 30, 2005, 2004, and 2003, account fees of $1,145,018, $1,168,849, and $1,153,799 were charged to planholders of Destiny Plans II: O, respectively.

Fidelity Destiny IRA Maintenance Fee: If a Planholder has a Fidelity Destiny IRA, the Planholder is charged an annual $10 maintenance fee. For the years ended September 30, 2005, 2004, 2003, account fees of $1,080,661, $1,391,359, and $1,055,081 were charged to planholders of Destiny Plans II: O, respectively.

Fund Transactions

As more fully described in the underlying financial statements of the Fund, affiliates of the sponsor earn fees for services provided to the Fund.

Other Matters

On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Planholders. The Act is anticipated to go before the U.S. Senate by the end of the calendar year of 2005.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors Corporation

(A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial condition presents fairly, in all material respects, the financial position of Fidelity Distributors Corporation at December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of the statement in accordance with auditing standards generally accepted in the United States of America. Those standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, MA
January 21, 2005

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

STATEMENT OF FINANCIAL CONDITION
December 31, 2004
(Dollars in thousands, except share amounts)

ASSETS

Receivables:
 Brokers and dealers 	$ 87,980
 Mutual funds 	 194,299
Investments, at market value (cost $22,974) 	 22,974
Deferred dealers concessions, net 	 99,969
Other assets 	 45
 Total Assets 	$ 405,267

LIABILITIES

Payables:
 Brokers and dealers 	$ 157,902
 Mutual funds 	 87,904
 Total Liabilities 	 245,806

STOCKHOLDER'S EQUITY

Preferred stock, 5% non cumulative, $100 par value; authorized 5,000 shares; issued and outstanding 4,750 shares 	 475
Common stock, $1 par value; authorized 1,000,000 shares; issued and outstanding 1,061 shares 	 1
Additional paid-in capital 	 132,292
Retained earnings 	 421,495
 554,263
 Less: Net Receivable from FMR Corp. 	 (394,802)
 Total Stockholder's Equity 	 159,461
 Total Liabilities and Stockholder's Equity 	$ 405,267

The accompanying notes are an integral part of the statement of financial condition.

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO STATEMENT OF FINANCIAL CONDITION
(Dollars in thousands)

A. Principal Business Activities:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds managed by an affiliate and is the sponsor of the Fidelity Destiny plans (the "contractual plans").

B. Summary of Significant Accounting Policies:

Use of Estimates

The preparation of the statement of financial condition in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of December 31, 2004. Actual results could differ from the estimates included in the statement of financial condition.

Investments

Investments consist of shares held in a Fidelity money market mutual fund and are stated at market value.

Receivables from and Payables to Brokers and dealers and Mutual funds

Included in the receivables from Brokers and dealers and Mutual funds and payables to Brokers and dealers and Mutual funds are mutual funds' purchase and redemption trades that are unsettled at December 31, 2004, and have contractual settlement dates beyond one day.

Impairment of Assets

The Company reviews its invested and long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the estimated future cash flows are less than the carrying amount of the asset, the asset is reduced to its net realizable value.

Deferred Dealers Concessions

Deferred dealers concessions of $99,969 are reported net of accumulated amortization of $319,193 as of December 31, 2004. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain Fidelity mutual funds' shares. The charges are amortized using the straight line basis method over one to five years and are entirely borne by an affiliate. In the event that the underlying mutual fund shares to which the deferred sale charge unit relates are redeemed earlier than the estimated life, the unamortized balance is written off and charged to an affiliate as described above.

Income Taxes

The Company is included in the consolidated federal and certain state income tax returns of FMR Corp. The Company is allocated by FMR Corp., a direct intercompany charge equivalent to the sum of applicable federal and state taxes on income due as if it were filing tax returns on an individual company basis.

The provision for deferred income taxes results from differences in the recognition of revenue and expense for tax and financial reporting purposes. At December 31, 2004, the Company's net deferred tax assets approximated $2,174 and are included in the net receivable from FMR Corp. The primary source of temporary differences which comprise the net deferred tax asset is pension expense.

NOTES TO STATEMENT OF FINANCIAL CONDITION (continued)

C. Transactions with FMR Corp. and Affiliated Companies:

The Company is party to several arrangements with affiliated companies related to marketing and distribution services. In addition, certain direct and indirect expenses incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

The Company participates in FMR Corp.'s noncontributory trusteed defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit sharing plans covering substantially all employees. Annual contributions to the profit sharing plans are based on either stated percentages of eligible employee compensation or employee contributions.

The Company follows Statement of Financial Accounting Standards (SFAS) 123, "Accounting for Stock-Based Compensation," which establishes a fair value based method of accounting for stock-based compensation. In December 2004, the Financial Accounting Standards Board (FASB) issued SFAS 123 (Revised 2004) "Share Based Payment." The Company does not believe that the adoption of this statement will have a material effect on its financial statements.

The Company participates in various FMR Corp. stock-based compensatory plans and is allocated a compensation charge that is amortized over the period in which it is earned. This charge is based on the change in the Net Asset Value of FMR Corp. stock, as defined.

All intercompany transactions with FMR Corp. and affiliated companies are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of the Company against its receivable from FMR Corp. In accordance with the agreement, liabilities of approximately $39,270 have been offset against the receivable from FMR Corp.

D. Commitments and Contingencies:

In 2004, individuals have filed suits in federal court against the Company, its Parent and other related parties alleging, among other things, that the defendants failed to adequately disclose revenue sharing and directed brokerage programs in the Funds' prospectuses. The Company intends to defend these cases vigorously.

E. Net Capital Requirement:

The Company is subject to the Securities and Exchange Commission's Uniform Net Capital Rule 15c3-1 (the "Rule"). The Company has elected to utilize the alternate method permitted by the rule which requires that minimum net capital, as defined, be the greater of $250 or 2% of aggregate debit items arising from customer transactions. At December 31, 2004, the Company had net capital of $19,414 of which $19,164 was in excess of its required net capital of $250.

APPLICATION FOR
FIDELITY DESTINY PLANS II: O

GENERAL INSTRUCTIONS

Effective December 15, 1999, this application is available ONLY for clients changing face amounts or re-registering existing Class O Plans.

1. Please print clearly with a ballpoint pen.

Important: Application must be signed by both the Applicant(s) and Dealer.

2. *Detach and mail with the initial investment to:*

Note:
- If you have completed the Preauthorized Electronic Transaction Form a voided check *must be attached*.
- If you would like Boston Financial to automatically withhold income taxes from all distributions the Federal Voluntary Income Tax Withholding Form for Non-Retirement (Taxable) Accounts must be attached. For withholding tax information on distributions from qualified plans or Individual Retirement Accounts, please refer to your qualified plan documents or custodial agreement.

3. If registering an account under the Uniform Gifts/Transfers to Minors Act, only one Custodian and one minor are allowed per account.

4. If registering an account as individual, joint tenants, or custodial account under the Uniform Gifts/Transfers to Minors Act, then supply the Social Security Number of the registered account owner who is to be taxed. If registering as a Uniform Gifts/Transfers to Minors, the child is the registered account owner. If registering an account as a trust, a corporation, partnership, organization, etc.; then supply the Employer Identification Number of the legal entity or organization that will report income and/or gains.

DESTINY PLANS II: O APPLICATION

Monthly Investment Amount: $____________

Total Plan Amount: $____________

Initial investment submitted herewith: $____________

No. of Investments: ☐ 120 (10-yr. Plan) ☐ 180 (15-yr. Plan)

My objective in adopting a long-term *Plan* of this nature is to accumulate *Fund Shares* for ____________________

Special Pricing applicable? Yes ☐ No ☐

If yes, associated account names and/or numbers and monthly investment unit

____________________ $ __________

____________________ $ __________

____________________ $ __________

Register Plan as follows:
(Please Print or Type)

Registrant's Taxpayer Identification Number or Social Security Number

Special Pricing Breakpoint **(Dealer-Use)**

Individual ____
(First) (Middle Initial) (Last)

Joint Tenant ____
(Please Print Name of Joint Registrant, if applicable)† (First) (Middle Initial) (Last)

Gifts/Transfers to Minors ______________________ as Custodian for ______________________
(Custodian) (Minor)

under the ______________ Uniform Gifts/Transfers to Minors Act.
State

Mailing Address ____
Street City State Zip

Exempt from Backup Withholding ___ Yes ___ No

Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. For additional information please see IRS Form W-9.

Failure to provide us with a Form W-8 for each non U.S. person named on the account will result in the account being subject to backup withholding on all dividends, capital gains distributions and proceeds from redemptions of non-money market funds.

SIGNATURE: I (We) am (are) of legal age, have received and read Prospectuses for the Plans and the Portfolios and agree to their terms. I (we) understand that you will comply with instructions given by one registrant on joint accounts. Furthermore, I (we) hereby ratify any instructions, including telephone instructions or, for joint or trust accounts, written instructions signed by one registrant/trustee, given on this account and agree that the Plans, the Portfolios and the Custodian will not be liable for any loss, cost, or expense for acting upon such instructions (by telephone or in writing) believed by one or more of them to be genuine and in accordance with reasonable procedures designed to prevent unauthorized transactions. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

If I am a U.S. person (including a U.S. resident alien), I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or Taxpayer Identification Number provided is correct (or that I am waiting for a number to be issued to me); and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.) If I am not a U.S. person (including a U.S. resident alien), I am submitting IRS Form W-8 BEN, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding, with this form to certify my foreign status and, if applicable, claim tax treaty benefits.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

☐ I do not want the Telephone Redemption Privilege.

Must Complete: Date ______________________ At ______________________
City State

X ______________________ X ______________________
Signature of Registrant/Custodian Signature of Joint Registrant (if any)†

Monthly Investment Date*: __________

A Preauthorized Electronic Form is attached: Yes ☐ No ☐

A Federal Tax Withholding Form is attached: Yes ☐ No ☐

Check box for Government Allotment: Yes ☐ No ☐

* Investment Date will default to next business day should selected day fall on a weekend/holiday.

† If Joint Registration, both the Registrant and Joint Registrant must sign, and joint tenancy with right of survivorship will be created unless another form of ownership is clearly indicated.

Preassigned account number, if applicable ______________

Make all checks payable to Destiny Plans II: O

DEALER ONLY SECTION

Dealer's No. ☐☐☐☐☐–☐☐☐

If documentation is to be mailed to Representative, please check and provide address below. ☐

Representative's No. ☐☐☐☐

____
Firm Name (Print)

____
Home Office Address (Print)

____

X ______________________
Authorized Signature of Dealer

____
Representative's Name (Print)

____
Branch Address (Print)

____

X ______________________
Representative's Signature

Tear on Dotted Line

Tear on Dotted Line

Preauthorized Electronic Transaction Form for State Street Bank and Trust Company

Fidelity Systematic Investment Plans

(Please print clearly with ballpoint pen)

Plan Name:	Account Number	Monthly Amount	Account Registration
Destiny Plans II: O			
Destiny Plans II: O			
Destiny Plans II: O			
Destiny Plans II: O			

Monthly Investment Date*: ____________ (Should coincide with Plans Application)

Month to Begin:__________(Please note: Authorization to begin or change electronic transfers must be received no later than **fifteen business days** prior to date of requested change. Authorization to cancel an electronic transfer must be received no later than **five business days** prior to date of requested cancellation.)

* Investment Date will default to next business day should day selected fall on a weekend/holiday.

A voided check or deposit slip must be attached.

Authorization to electronically transfer money from your account to State Street Bank and Trust Company

Please print clearly with a ballpoint pen; it will be used as a mailing label to notify your bank.

____
Bank Name

____
Street/P.O. Box

____
City, State, Zip

I (We) hereby request that the State Street Bank and Trust Company collect deposits of funds to be made by me (us) monthly, pursuant to my (our) investment plan(s) described above, by electronically drawing against my (our) account(s).

As a convenience to me, I (we) hereby request and authorize you to electronically transfer money from my/our account to State Street Bank and Trust Company. This authority is to remain in effect until revoked in writing, and until you actually receive such notice.

I (We) hereby indemnify you from any and all liability that may arise from acting upon my/our instructions if reasonable procedures designed to prevent unauthorized transactions are followed.

X ________________________

X ________________________
Name of Depositor(s)

X ________________________

X ________________________
Signature of Depositor(s)

Tear on Dotted Line

Fidelity Destiny Portfolios II
Federal Voluntary Income Tax Withholding Form for Non-Retirement (Taxable) Accounts

I hereby authorize and direct Boston Financial Data Services, Inc. (Boston Financial, administrative service agent for the Fidelity Systematic Investment Plans) to withhold federal income taxes on dividend and capital gains distributions paid by the Fidelity Destiny Portfolios to my Fidelity Destiny Plan account(s) at the rate(s) indicated below. I understand that all amounts withheld shall be submitted to the IRS as withholding on capital gains and dividend income and as a credit against my Federal income tax liability. Withholding will not apply to withdrawals. I will not be entitled to obtain a refund or credit of such amount or assert any other amounts withheld with respect to my Fidelity Destiny Plan account(s) except as may be available by filing an income tax return with the IRS. I understand that the amount withheld may be less than, equal to, or greater than the amount of corresponding Federal income tax liability. I shall hold harmless and indemnify Boston Financial, State Street Bank and Trust Company, Fidelity Systematic Investment Plans, Fidelity Destiny Portfolios: Destiny II, Fidelity Distributors Corporation (and its affiliates), and their respective agents against any and all loss, costs, damages, expenses, liabilities, and claims, including, without limitation, IRS claims, for such amounts.

I understand that written authorization and direction to begin or cancel withholding shall be implemented within 30 days of receipt in good order of the requested change by Boston Financial. I further understand that this authorization shall not be implemented if, in Boston Financial's sole judgement, any information necessary to do so has not been provided to or verified by Boston Financial. Federal Voluntary Income Tax Withholding is available only for non-retirement (taxable) accounts.

Withholding: If you wish to elect federal withholding, please check the applicable box(es) and indicate an amount between 1 and 28%.

- ☐ Long-term capital gains __________%
- ☐ Short-term capital gains __________%
- ☐ Dividends __________%

________________________________ *Name of Planholder (Please Print)*

________________________________ *Name of Joint Tenant (Please Print)*

________________________________ *Social Security or Tax Identification Number*

Please note: Voluntary federal income tax withholding for non-retirement accounts may not be an appropriate substitute for a taxpayer's estimated tax payment obligations. The election to have federal income tax withheld is not available to taxpayers subject to backup withholding or foreign persons subject to withholding on U.S.-source income. Consult your tax advisor as to the advisability of requesting voluntary federal income tax withholding. Boston Financial reserves the right to adjust downward automatically and without prior notice the rate at which federal income tax may be voluntarily withheld from your account as tax laws and rates change.

Plan Name:	Account Number(s)
Destiny Plans II: O	______________________
Destiny Plans II: O	______________________
Destiny Plans II: O	______________________
Destiny Plans II: O	______________________

X ________________________________ *Signature of Planholder*

________________________ *Date*

X ________________________________ *Signature of Joint Tenant*

________________________ *Date*

[This Page Intentionally Left Blank]

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity

Destiny Portfolios

Destiny II - Class O

(Fund 306, CUSIP 316127208)

Shares of Class O of the fund are only available to the general public through the Fidelity Systematic Investment Plans: Destiny Plans II: O (the "Destiny Plan"), a unit investment trust. Details of the Destiny Plan, including the Creation and Sales Charges and the Custodian Fees, are discussed in the prospectus for the Destiny Plan. Prospective investors should read this prospectus in conjunction with the Destiny Plan's prospectus.

Prospectus

November 29, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

Destiny II seeks capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates changes in the fund's performance from year to year, as represented by the performance of Class O, and compares Class O's performance to the performance of a market index and an average of the performance of similar funds over various periods of time and also illustrates the performance of the Destiny Plan. Returns for the fund do not include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees. Returns for the fund would be lower if the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees were included. The returns for the Destiny Plans do include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Destiny II - Class O
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	35.96%	17.86%	29.64%	28.11%	25.40%	-13.75%	-9.35%	-15.37%	20.23%	10.60%

During the periods shown in the chart for Class O of Destiny II:	Returns	Quarter ended
Highest Quarter Return	 25.56%	December 31, 1998
Lowest Quarter Return	 -15.64%	September 30, 2001
Year-to-Date Return	 -0.08%	September 30, 2005

Prospectus

Fund Summary - continued

Average Annual Returns - Fund

After-tax returns for the fund are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Destiny II
Class O - Return Before Taxes	 10.60%	 -2.53%	 11.37%
 Return After Taxes on Distributions	 10.37%	 -3.27%	 9.51%
 Return After Taxes on Distributions and Sale of Fund Shares	 7.19%	 -2.37%	 9.27%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 12.07%
Lipper Growth Funds Average (reflects no deduction for sales charges or taxes)	 9.70%	 -3.76%	 9.89%

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Average Annual Returns - Plans

The returns in the following table include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years	Past 15 years
Destiny Plans II: O	 -47.13%	 -6.04%	 9.91%	 12.06%

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class O shares of the fund but does not reflect the Destiny Plan Creation and Sales Charges and Custodian Fees. The annual class operating expenses provided below for Class O do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class O
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Class O
Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual class operating expenses	0.62%

Prospectus

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class O's annual return is 5% and that your shareholder fees and Class O's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Class O
1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class O operating expenses would have been 0.51%.

Prospectus

Fund Basics

Investment Details

Investment Objective

Destiny II seeks capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Destiny II seeks capital growth.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Class O's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Class O's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Class O's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Prospectus

Fund Basics - continued

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

To contact Fidelity for account, product, and service information, please use the following phone numbers:

  Nationally (toll-free), 1-877-208-0098
  (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  In Alaska or Overseas (call collect), 1-617-330-3183 (8:00 a.m. - 6:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class O shares of the fund through a retirement account or sell Class O shares through an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class O shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class O shares of the fund, including a transaction fee if you sell Class O shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to the fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund

Prospectus

Shareholder Information - continued

because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under [the/a] fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Transactions initiated by Destiny Plans will not count toward the fund's roundtrip limits and are exempt from the fund's excessive monitoring policy. The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the fund's satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity fund's Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity fund's Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the fund's policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The fund has an agreement with Fidelity Distributors Corporation (FDC) under which the fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Destiny Plan. Generally, State Street will hold all shares of the fund unless a Planholder elects to hold fund shares directly after completing or terminating the Destiny Plan. The terms of the offering of the Destiny Plan are contained in the Destiny Plan's prospectus. The fund will only offer its shares to the general public through the Destiny Plan. The fund also offers its shares to a particular retirement plan.

The price to buy one share of Class O is the class's NAV. Class O shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Key Information
Wire

To Open an Account

  Call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.

To Add to an Account

  Call Fidelity at the appropriate number found in "General Information" for instructions.

Selling Shares

The following discussion relates only to those investors who hold shares of the fund directly.

The price to sell one share of Class O is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or

Prospectus

  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

If you have certificates for your shares, you must submit them to Fidelity when you sell your shares. Call Fidelity for specific instructions. The fund currently does not issue share certificates.

Key Information
Automatically
  Use Fidelity Systematic Exchange Program to exchange to Class A of a Fidelity fund that offers Advisor classes of shares.
  Use Fidelity Systematic Withdrawal Program to set up periodic redemptions from your Class O account.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to other Fidelity funds or to Class A of a Fidelity fund that offers Advisor classes of shares. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class O shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds, including Class A of Fidelity funds that offer Advisor classes of shares. The exchange privilege is available only to those investors who hold shares of the fund directly.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following shareholder services are applicable only to those investors who hold shares of the fund directly.

Automatic Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Systematic Exchange Program To move money from Class O to Class A of a Fidelity fund that offers Advisor classes of shares.
Minimum $100	Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Systematic Withdrawal Program To set up periodic redemptions from your Class O account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Class O shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Prospectus

Other Features. The following other feature is also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Distribution Options

The following distribution options are applicable only to those investors who hold shares of the fund directly.

When you open an account, specify how you want to receive your distributions. The following distribution options are available for Class O:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Class O shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Class O shares of the fund. Your dividends will be paid in cash.

Prospectus

Shareholder Information - continued

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in [the/a] fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 31, 2005, FMRC had approximately $630.1 billion in discretionary assets under management.

Adam Hetnarski is vice president and manager of Destiny II, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Timothy Cohen.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended September 30, 2005, was 0.57% of the fund's average net assets.

FMR pays, FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended September 30, 2005.

FMR may, from time to time, agree to reimburse Class O for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by Class O if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease Class O's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class O's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Class O has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class O shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Class O.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Class O's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent or an affiliate may also make payments and reimbursements from their own resources to intermediaries for performing recordkeeping and administrative services that the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Class O's financial history for the past 5 years. Certain information reflects financial results for a single share of Class O. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class O (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) C 	 .19 D	 .12	 .08	 .09	 .08
Net realized and unrealized gain (loss) 	 .86	 .97	 1.63	 (1.73)	 (4.19)
Total from investment operations 	 1.05	 1.09	 1.71	 (1.64)	 (4.11)
Distributions from net investment income 	 (.17)	 (.08)	 (.09)	 (.10)	 (.08)
Distributions from net realized gain 	 -	 -	 -	 -	 (1.80)
Total distributions 	 (.17)	 (.08)	 (.09)	 (.10)	 (1.88)
Net asset value, end of period 	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return A,B 	 9.51%	 10.91%	 20.45%	 (16.39)%	 (27.64)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 .62%	 .61%	 .62%	 .61%	 .60%
Expenses net of voluntary waivers, if any 	 .62%	 .61%	 .62%	 .61%	 .60%
Expenses net of all reductions 	 .51%	 .55%	 .50%	 .43%	 .55%
Net investment income (loss) 	 1.68% D	 1.13%	 .88%	 .86%	 .67%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate 	 244%	 212%	 349%	 326%	 196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Other Matters

On June 28, 2005, the U.S. House of Representatives passed the Military Personnel Services Financial Protection Act, which would prohibit the future issuance and sale of periodic payment plans. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The Lipper Large-Cap Core Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of Class O of the fund to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Destiny II - Class O	 10.60%	 -2.53%	 11.37%
Lipper Large-Cap Core Funds Average	 7.79%	 -3.45%	 9.98%

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-1796

Destiny and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-877-208-0098

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

1.791856.102 DESIIO-pro-1105

Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned registrant undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

EXHIBITS

A. (1) Custodian Agreement, as amended and restated, dated as of April 26, 1999, between Fidelity Distributors Corporation and State Street Bank and Trust Company is incorporated herein by reference to Exhibit A(1) of Post-Effective Amendment No. 67.

(2) Not applicable.

(3) (a) Not applicable.

(b) Fidelity Systematic Investment Plans (Destiny) Selling Dealer Agreement is incorporated herein by reference to Exhibit A(3)(b) of Post-Effective Amendment No. 67.

(c) Schedule B to Fidelity Systematic Investment Plans (Destiny) Selling Dealer Agreement is incorporated herein by reference to Exhibit A(3)(b) of Post-Effective Amendment No. 67.

(4) None.

(5) Not applicable.

(6) Articles of Incorporation and By-laws of Fidelity Distributors Corporation are incorporated herein by reference to Exhibit A.(6)(a) and (b), respectively, of Post-Effective Amendment No. 69.

(7) (a) The Annual Statement required by Rule 27d-2(a)(2) is electronically filed herein as Exhibit A.(7)(a).

(b) Statement of Assets, Liabilities and Surplus to Policy holders for the fiscal year ended December 31, 2004 is electronically filed herein as Exhibit A.(7)(b).

(8) (a) Franchise Agreement dated as of March 30, 1999, between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny I, is incorporated herein by reference to Exhibit 1.A.(8)(a) of Post-Effective Amendment No. 68.

(b) Franchise Agreement dated as of March 30, 1999, between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny II, is incorporated herein by reference to Exhibit 1.A.(8)(b) of Post-Effective Amendment No. 68.

(9) None.

(10) Not applicable.

(11) Not applicable.

B. (1) Not applicable.

(2) None.

C. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 74 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, as of the 29th day of November 2005.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

FIDELITY DISTRIBUTORS CORPORATION

By	/s/Jeffrey Carney
Jeffrey Carney, President and Director
(Signature)	(Title)	(Date)
/s/Jeffrey Carney	President and Director	November 29, 2005
Jeffrey Carney
/s/Ellyn A. McColgan	Director	November 29, 2005
Ellyn A. McColgan
/s/Jane Greene	Treasurer and Controller	November 29, 2005
Jane Greene

Consent of Independent Registered Public Accounting Firm

We consent to the incorporation by reference in this Post-Effective Amendment No. 74 to the Registration Statement No. 2-34100 on Form S-6 of Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II, of our reports each dated November 22, 2005 appearing in the Annual Reports to Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II for the year ended September 30, 2005.

We also consent to the references to us under the headings "Financial Highlights" in the Prospectus and "Independent Registered Public Accounting Firm" in the Statement of Additional Information, which are a part of such Registration Statement.

/s/Deloitte & Touche LLP

Deloitte & Touche LLP

Boston, Massachusetts

November 28, 2005

Consent of Independent Registered Public Accounting Firm

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: O, Destiny Plans I: N, Destiny Plans II: O and Destiny Plans II: N:

We hereby consent to the use in this Post-Effective Amendment No. 74 to the Registration Statement File No. 2-34100 on Form S-6 of our reports dated November 21, 2005, relating to the financial statements of Fidelity Systematic Investment Plans: Destiny Plans I: O, Destiny Plans I: N, Destiny Plans II: O and Destiny Plans II: N, which appear in such Registration Statement.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

November 23, 2005

Consent of Independent Auditors

To the Board of Directors and Stockholder of Fidelity Distributors Corporation (A Wholly-Owned subsidiary of FMR Corp.):

We hereby consent to the use in this Post-Effective Amendment No. 74 to the Registration Statement File No. 2-34100 on Form S-6 of our report dated January 21, 2005, relating to the statement of financial condition of Fidelity Distributors Corporation as of December 31, 2004, which appears in such Registration Statement.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

November 23, 2005